As filed with the Securities and Exchange Commission on February 27, 2004
1933 Act Registration No. 2-85229
1940 Act Registration No. 811-3802

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	[42]	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	[43]	[X]

(Check appropriate box or boxes)

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code: (212) 476-8800

Peter E. Sundman, President
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W., 2nd Floor
Washington, D.C. 20036-1221
(Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
     on                      pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
     on                      pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     on                           pursuant to paragraph (a)(2)

NEUBERGER BERMAN INCOME FUNDS

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 42 ON FORM N-1A

        This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 38 on Form N-1A

Cross Reference Sheet

Neuberger Berman Income Funds

Part A -	Income Funds Investor Class Prospectus
Limited Maturity Bond Fund Trust Class Prospectus
Institutional Cash Fund Trust Class Prospectus
Strategic Income Fund Institutional Class Prospectus

Part B -	Statement of Additional Information for Investor and Trust Class Shares
Statement of Additional Information for Institutional Class Shares

Part C -	Other Information

Signature Pages

Exhibits

Neuberger Berman
Income Funds

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PROSPECTUS February 28, 2004

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INVESTOR CLASS
SHARES
Cash Reserves
Government Money Fund
High Income Bond Fund
Limited Maturity Bond Fund
Municipal Money Fund
Municipal Securities Trust

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman Contents

INCOME FUNDS
Cash Reserves	2
Government Money Fund	7
High Income Bond Fund	12
Limited Maturity Bond Fund	20
Municipal Money Fund	25
Municipal Securities Trust	30

YOUR INVESTMENT
Share Prices	35
Privileges and Services	36
Distributions and Taxes	36
Maintaining Your Account	39
Buying Shares	42
Selling Shares	43
Fund Structure	44

THESE FUNDS:

  are designed for investors with a range of different goals in mind:
    the money market funds are designed for investors seeking capital preservation, liquidity and income the bond funds are designed for investors seeking higher income than money market funds typically provide in exchange for some risk to principal the municipal funds are designed for investors seeking income exempt from federal income taxes offer you the opportunity to participate in financial markets through professionally managed bond and money market portfolios also offer the opportunity to diversify your portfolio with funds that seek to provide different levels of taxable or tax-exempt income carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
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The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.©2004 Neuberger Berman Management Inc. All rights reserved.

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Neuberger Berman
Cash Reserves	Ticker Symbol: NBCXX

GOAL & STRATEGY

The fund seeks the highest available current income consistent with safety and liquidity.

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To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

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Under normal market conditions, the fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. Asset-backed securities will constitute a significant percentage of the fund’s investments as a result of this policy.

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The fund also may invest in corporate bonds and commercial paper, U.S. Government and Agency Securities, variable and floating rate instruments, repurchase agreements on non-financial services obligations and the securities of other investment companies. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending and may invest the proceeds.

The investment managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the fund’s assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund’s credit quality policies or jeopardizing the stability of its share price.

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The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations require money market funds to limit investments to the top two rating categories of credit quality and any unrated securities determined by the investment manager to be of equivalent quality. This fund typically exceeds this requirement by investing only in first-tier securities.

2 Cash Reserves

MAIN RISKS

Most of the fund’s performance depends on interest rates. When interest rates fall, the fund’s yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

The fund’s emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the fund may produce a lower return than bond or stock investments.

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Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund’s performance. These may include economic trends, governmental action and changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

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Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund’s performance also could be affected if unexpected interest rate trends cause the fund’s asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund’s holdings has its credit rating reduced or goes into default.

Other Risks

Although the fund has maintained a stable share price since its inception, and intends to continue to do so, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

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While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the securities. Securities issued or guaranteed by U.S. government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Treasury; some are backed only by the issuing entity.

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When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its policy of concentrating in the financial services group of industries. This could help the fund avoid losses but may mean lost opportunities.

3 Cash Reserves

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year

Best quarter: Q4 '00, 1.55%
Worst quarter: Q3 '03, 0.11%

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years

Cash Reserves	0.57	3.25	4.05
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Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a recent seven-day period expressed as an annual rate of return.

4 Cash Reserves

INVESTOR EXPENSES

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The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None

Annual operating expenses (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.51
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.08

Equals:	Total annual operating expenses	0.59

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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	1 Year	3 Years	5 Years	10 Years

Expenses	$60	$189	$329	$738

* The figures in the table are based on last year’s expenses.

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MANAGEMENT

Theodore P. Giuliano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. Giuliano has been a manager of the fund since 1996.

Cynthia Damian and Alyssa Juros are Vice Presidents of Neuberger Berman Management Inc. and Neuberger Berman, LLC. Damian and Juros have been at Neuberger Berman since 1991 and 1989, respectively, and have been both fixed income traders and portfolio managers. Both have been associate managers of the fund since 2002.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were 0.51% of average net assets.

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5 Cash Reserves

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FINANCIAL HIGHLIGHTS

Year Ended October 31,		1999	2000	2001	2002	2003

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	1.0000	1.0000	1.0000	1.0001	1.0000
Plus:	Income from investment operations
	Net investment income	0.0453	0.0562	0.0440	0.0154	0.0066
	Net gains/losses - realized	-	-	0.0001	(0.0000)	0.0000
	Subtotal: income from investment operations	0.0453	0.0562	0.0441	0.0154	0.0066
Minus:	Distributions to shareholders Income dividends	0.0453	0.0562	0.0440	0.0154	0.0066
	Capital gain distributions	-	-	-	0.0001	-
	Subtotal: distributions to shareholders	0.0453	0.0562	0.0440	0.0155	0.0066
Equals:	Share price (NAV) at end of year	1.0000	1.0000	1.0001	1.0000	1.0000

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses - actual		0.61	0.60	0.55	0.60	0.59
Expenses(1)		0.61	0.60	0.55	0.60	0.59
Net investment income - actual		4.55	5.61	4.59	1.54	0.68

Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
Total return (%)		4.63	5.76	4.49	1.56	0.66
Net assets at end of year (in millions of dollars)		1,104.2	1,324.8	1,116.0	842.0	617.7

All of the above figures have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense offset arrangements.

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6 Cash Reserves

Neuberger Berman
Government Money Fund	Ticker Symbol: NBGXX

GOAL & STRATEGY

The fund seeks maximum safety and liquidity with the highest available current income.

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To pursue this goal, the fund normally invests at least 80% of its net assets in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements collateralized by these same types of securities. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending and may invest the proceeds. The fund seeks to maintain a stable $1.00 share price. A portion of the fund's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the fund's assets in a mix of securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of net assets in U.S. Government and Agency Securities without providing shareholders at least 60 days' advance notice. The term "net assets" here includes the amount of any borrowings for investment purposes.

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Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

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By typically investing only in U.S. Government and Agency Securities, this fund maintains even more stringent quality standards than money market fund regulations require.

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State Tax Exemptions

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Because the interest on income from direct obligations of the U.S. Government and certain of its agencies is exempt from state and local income taxes, a portion of the fund's dividends generally is too. Investors in higher tax brackets who live in areas with substantial income tax rates may realize higher after-tax yields from this fund than from certain fully taxable money market funds.

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7 Government Money Fund

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well.

The fund's emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis. Over time, the fund may produce lower returns than bond or stock investments. Although the fund's average yield has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury`s discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

Other Risks

Although the fund has maintained a stable share price since its inception, and intends to continue to do so, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

While securities in the fund's portfolio carry U.S. Government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market prices of the portfolio securities.

8 Government Money Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year*

Best quarter: Q4 '00, 1.41%
Worst quarter: Q3 '03, 0.14%

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years

Government Money Fund	0.67	3.04	3.78

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.

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Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a recent seven-day period expressed as an annual rate of return.

9 Government Money Fund

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None

Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.50
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.07

Equals:	Total annual operating expenses	0.57

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years

Expenses	$58	$183	$318	$714

* The figures in the table are based on last year’s expenses.

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MANAGEMENT

Theodore P. Giuliano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. Giuliano has been a manager of the fund since 1996.

Cynthia Damian and Alyssa Juros are Vice Presidents of Neuberger Berman Management Inc. and Neuberger Berman, LLC. Damian and Juros have been at Neuberger Berman since 1991 and 1989, respectively, and have been both fixed income traders and portfolio managers. Both have been associate managers of the fund since 2002.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were 0.50% of average net assets.

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10 Government Money Funds

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FINANCIAL HIGHLIGHTS

Year Ended October 31,		1999	2000	2001	2002	2003

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	1.0001	1.0000	1.0000	1.0000	1.0000
Plus:	Income from investment operations
	Net investment income	0.0406	0.0509	0.0423	0.0149	0.0078
	Net gains/losses - realized	-	-	-	0.0000	0.0000
	Subtotal: income from investment operations	0.0406	0.0509	0.0423	0.0149	0.0078
Minus:	Distributions to shareholders
	Income dividends	0.0406	0.0509	0.0423	0.0149	0.0078
	Capital gain distributions	0.0001	-	-	0.0000	0.0000
	Subtotal: distributions to shareholders	0.0407	0.0509	0.0423	0.0149	0.0078
Equals:	Share price (NAV) at end of year	1.0000	1.0000	1.0000	1.0000	1.0000

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursementand offset arrangements had not been in effect.
	Net expenses - actual	0.60	0.67	0.59	0.47	0.45
	Gross Expenses(1)	-	-	-	0.55	0.57
	Expenses (2)	0.60	0.67	0.59	0.47	0.45
	Net investment income - actual	4.08	4.99	3.92	1.45	0.78

Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
	Total return (%)	4.14	5.22	4.31	1.50(3)	0.78(3)
	Net assets at end of year (in millions of dollars)	653.4	303.8	571.9	1,345.2	1,078.3

All of the above figures have been audited by Ernst & Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.

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11 Government Money Fund

Neuberger Berman
High Income Bond Fund	Ticker Symbol: NBHIX

GOAL & STRATEGY

The fund seeks high total returns consistent with capital preservation.

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To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate-term, high-yield corporate bonds of U. S. issuers (including those sometimes known as “junk bonds”) with maturities of 10 years or less rated at the time of investment “Baa1” to “B3” by Moody’s Investors Service, Inc. (“Moodys”), or “BBB+” to "B-" by Standard & Poor’s (“S&P”), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality. Most of these bonds are below investment grade and, under rating agency guidelines, involve a greater risk than investment grade bonds that the issuer will default in the timely payment of interest and principal or fail to comply with the other terms of the contract over a period of time.

The fund focuses on high-yield bonds with a target yield of 300-500 basis points above the U.S. Treasury security of corresponding maturity, and seeks to maintain an average credit quality of “Ba3” by Moody’s or “BB-” by S&P by concentrating on the middle to high end of the non-investment-grade spectrum. The fund invests its assets in a broad range of issuers and industries. The fund’s portfolio normally expects to have an assumed dollar-weighted average maturity between five and seven years. The fund manages credit risk and minimizes interest rate risk through credit analysis, credit diversity and emphasis on short- to intermediate-term maturities. Depending on market and issuer specific conditions, the fund generally sells any bonds within a reasonable period of time after they fall below “B3” by Moody’s or “B-” by S&P.

The fund is suitable for investors who seek a total return in excess of the return typically offered by U.S. Treasury securities and who are comfortable with the risks associated with investing in a portfolio made up primarily ofintermediate-term, high-yield corporate bonds of U. S. issuers of the credit quality in which the fund invests.

High-Yield Bonds

“High-yield bonds” are fixed income securities rated in the lowest investment grade category (BBB/Baa) or lower or unrated bonds deemed by the managers to be of comparable quality.These securities typically offer investors higher yields than other fixed income securities. The higher yields are justified by the weaker credit profiles of high yield issuers as compared to investment grade issuers. High-yield bonds include debt obligations of all types issued by U.S and non-U.S. corporate and governmental issuers, including bonds, debentures and notes, and preferred stocks that have priority over any other class of stock of the issuer as to the distribution of assets or the payment of dividends. A high-yield bond itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the bond or acquired as part of a unit with the bond.

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The fund normally invests at least 80% of the sum of its net assets plus any borrowings for investment purposes in bonds and other debt securities. It will not alter this policy without providing shareholders at least 60 days’advance notice.

12 High Income Bond Fund

Debt Securities

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Debt securities differ in their interest rates and maturities, among other factors. The fund manager's expectations as to future changes in interest rates will influence the maturity of the debt securities comprising the fund’s portfolio. For example, if the fund managers expect interest rates to rise they may invest more heavily in bonds with shorter maturities, with the intention of benefiting the fund from purchases of longer-term bonds after rates have risen. Conversely, if the fund managers expect interest rates to fall, they may invest more heavily in bonds with longer maturities, with the intention of taking advantage of the high rates then available. Under normal market conditions, the fund managers anticipate that the fund’s portfolio will have an assumed dollar-weighted average maturity between five and seven years. By maintaining such a maturity, over the course of a year the fund managers can reinvest approximately 20% of the fund’s capital at current rates, reducing potential volatility in a changing interest rate environment.

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13 High Income Bond Fund

MAIN RISKS

Much of the fund’s performance depends on what happens in the high yield bond market. The market’s behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on lower-rated bonds, the fund is subject to their risks, including the risk its holdings may:

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  fluctuate more widely in price and yield than investment-grade bonds fall in price during times when the economy is weak or is expected to become weak be difficult to sell at the time and price the fund desires require a greater degree of judgment to establish a price
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The value of the fund’s shares will fluctuate in response to:

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  changes in interest rates; although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds, generally when interest rates decline, the value of the fund’s investments will rise; conversely, when interest rates rise, the value of the fund’s investments will decline; as a general matter, the longer the maturity of the portfolio, the greater is the effect of interest rate change changes in the actual and perceived creditworthiness of the issuers of the fund’s investments social, economic or political factors
  factors affecting the industry in which a particular issuer operates, such as competition or technological advances factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead

The fund will invest in bonds rated below investment grade. High yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. In addition, the fund may engage in active and frequent trading to achieve its investment objective, which may result in increased transaction costs and adverse tax consequences.

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Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the fund’s performance.

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Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

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14 High Income Bond Fund

Other Risks

The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk could affect fund performance if interest rates, or the derivatives, do not perform as expected.

Foreign securities could add to the ups and downs in the fund’s share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high quality short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.

15 High Income Bond Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year*

Best quarter: Q1 '01, 4.50%
Worst quarter: Q3 '98, -2.45%

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	Since 4/1 1996**	10 Years

High Income Bond Fund
Return Before Taxes	11.82	7.26	7.77	7.64
Return After Taxes on Distributions	9.31	4.25	4.37	N/A***
Return After Taxes on Distribution and Sale of Fund Shares	7.59	4.28	4.46	N/A***
Lehman Brothers Intermediate Ba High Yield Index	17.68	6.42	7.43	7.75
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The Lehman Brothers Intermediate Ba High Yield Index is an unmanaged index composed of Ba rated bonds maturities of less than 10 years.

** This fund is the successor to the Lipper High Income Bond Fund (“Lipper Fund”). Prior to September 7, 2002, the total return and year-by-year return data reflects performance of the Lipper Fund Premier Class for the period April 1, 1996 through September 6, 2002 and the performance of Lipper Fund’s predecessor partnership for the period January 1, 1993 through March 31, 1996, as applicable. On April 1, 1996, Lipper Fund’s predecessor partnership transferred its assets to Lipper Fund in exchange for Lipper Fund’s Premier Class Shares. The investment policies, objectives, guidelines and restrictions of the fund are in all material respects equivalent to those of the Lipper Fund, which were in all material respects equivalent to those of its predecessor partnership. As mutual funds registered under the Investment Company Act of 1940 (“1940 Act”), the fund is, and Lipper Fund was, subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which Lipper Fund’s predecessor partnership was not subject. Had Lipper Fund’s predecessor partnership been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Internal Revenue Code, its investment performance may have been adversely affected. Returns would have been lower if the manager of the Lipper Fund had not waived certain of its fees during the periods shown. The Lipper Fund was registered under the 1940 Act as of April 1, 1996.

*** After-tax returns are not provided since the inception of the Lipper Fund’s predecessor partnership, because the partnership’s tax treatment was different than that of a registered investment company.

Performance Measures

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The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

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16 High Income Bond Fund

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The table compares the fund’s returns to those of a broad-based market index. The fund’s performance figures include all of its expenses but the index does not include costs of making investments or any tax consequences.

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To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a 30-day period expressed as an annual rate of return.

17 High Income Bond Fund

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None

Annual operating expenses (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.75
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.15

Equals:	Total annual operating expenses	0.90

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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	1 Year	3 Years	5 Years	10 Years

Expenses	$92	$287	$498	$1,108

* The figures in the table are based on last year’s expenses.

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MANAGEMENT

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Wayne Plewniak, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, is the portfolio manager of the fund and Senior Portfolio Manager of the Neuberger Berman High Yield Fixed Income Group. He has managed the fund’s assets since 2002. He managed Lipper High Income Bond Fund, the fund’s predecessor, from its inception in 1992 to 2002.

Daniella Coules and Robert S. Franklin are Vice Presidents of Neuberger Berman Management Inc., Managing Directors of Neuberger Berman, LLC and Portfolio Managers in the Neuberger Berman High Yield Fixed Income Group. They have provided assistance in managing the fund since 2002. Ms. Coules had been a Vice President of The Lipper Funds, Inc. and a Fixed Income Analyst at Lipper & Company, LP, since 1998 and prior to that time was a research analyst at two investment firms. From 1997 to 1999, Mr. Franklin was vice president and high yield research analyst for a prominent investment firm and from 1988 to 1997 was a vice president and senior credit analyst for a major credit rating agency. From 2001 to 2002, he managed the Neuberger Berman High Yield Bond Fund.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were 0.75% of average net assets.

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18 High Income Bond Fund

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FINANCIAL HIGHLIGHTS

Year Ended December 31,		1998	1999	2000	2001	2002(1)	Year ended 10/31/2003

Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of period	10.11	9.57	9.22	8.90	9.03	8.81
Plus:	Income from investment operations
	Net investment income	0.84	0.74	0.75	0.69	0.52(5)	0.60
	Net gains/losses - realized and unrealized	(0.48)	(0.35)	(0.33)	0.12	(0.21)(5)	0.44
	Subtotal: income from investment operations	0.36	0.39	0.42	0.81	0.31	1.04
Minus:	Distributions to shareholders Income dividends	0.86	0.74	0.74	0.68	0.53	0.60
	Distributions (in excess of net investment income)	0.00	-	-	-	-	-
	Capital gain distributions	0.04	-	-	-	-	-
	Subtotal: distributions to shareholders	0.90	0.74	0.74	0.68	0.53	0.60
Equals:	Share price (NAV) at end of period	.57	9.22	8.90	9.03	8.81	9.25

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset arrangements had not been in effect.
Net expenses - actual		1.00	1.00	1.00	1.00	1.00(6)	0.90
Gross expenses(2)		1.15	1.15	1.18	1.15	1.31(6)	0.90
Expenses(3)		1.00	1.00	1.00	1.00	1.00(6)	0.90
Net investment income - actual		8.50	7.72	8.15	7.54	6.96(5)(6)	6.54

Other data
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)		3.61(4)	4.20(4)	4.81(4)	9.27(4)	3.52(4)(7)	12.14
Net assets at end of year (in millions of dollars)		85.7	66.2	60.3	92.8	148.6	519.7
Portfolio turnover rate (%)		110	103	63	85	95(8)	148

The figures above through December 31, 2001, are from the fund’s predecessor fund, the Lipper High Income Bond Fund Premier Class and have been audited by the predecessor fund’s independent public accountants. All other figures have been audited by Ernst & Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Period from 12/31/2001 (previous Lipper High Income Bond Fund year end) to 10/31/2002.

(2) Shows what the ratio would have been if there had been no expense reimbursement/recoupment.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Would have been lower if certain expenses had not been reimbursed.

(5) With the adoption of the AICPA Audit and Accounting Guide for Investment Companies, net investment income (loss) per share decreased by $.01, net gains or losses on securities increased by $.01, and the ratio of net investment income (to average net assets decreased by .19%.

(6) Annualized.

(7) Not annualized.

(8) Excludes purchases and sales of securities by Neuberger Berman High Yield Bond Fund prior to the merger date.

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19 High Income Bond Fund

Neuberger Berman
Limited Maturity Bond Fund	Ticker Symbol: NLMBX

GOAL & STRATEGY

The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

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To pursue these goals, the fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody’s or Standard & Poor’s or, if unrated by either of these, deemed by the investment managers to be of comparable quality. When the managers believe there are attractive opportunities in foreign markets, the fund may also invest in foreign debt securities to enhance yield and/or total return.

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The fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.

The managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the managers may increase the fund’s exposure in those sectors and decrease exposure in other sectors. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The fund may sell securities if the managers find an opportunity they believe is more compelling or if the managers’ outlook on the investment or the market changes.

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The fund is authorized to change its goals without shareholder approval, although it does not currently intend to do so. The fund normally invests at least 80% of its net assets in bonds and other debt securities. The fund will not alter this policy without providing shareholders at least 60 days’ advance notice.

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Duration

Duration is a measure of a bond investment’s sensitivity to changes in interest rates.

Typically, with a 1% change in interest rates, an investment’s value may be expected to move in the opposite direction approximately 1% for each year of its duration.

Bond Ratings

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

The fund considers bonds rated in the top four categories of credit quality by at least one rating agency (and unrated bonds deemed by the managers to be of comparable quality) to be investment grade. Bonds rated no higher than the fifth or sixth category (BB/Ba or B) are considered non-investment grade. Many of these “junk bonds” are actually issued by reputable companies and offer attractive yields.

20 Limited Maturity Bond Fund

MAIN RISKS

Most of the fund’s performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

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The fund’s yield and total return will change with interest rate movements. When interest rates rise, the fund’s share price will typically fall. The fund’s sensitivity to this interest rate risk will increase with any increase in the fund’s duration.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the fund’s securities would affect the fund’s performance. Performance could also be affected if unexpected interest rate trends cause the fund’s mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs,which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

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Foreign securities could add to the ups and downs in the fund’s share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund’s average return has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

Due to the fund’s limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

Other Risks

The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect fund performance if interest rates, or the derivatives, do not perform as expected.

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Not all securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury’s discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. The U.S. government securities purchased by the fund may include mortgage-backed securities.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goals and invest substantially in high-quality, short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.

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21 Limited Maturity Bond Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year*

Best quarter: Q1 '01, 3.45%
Worst quarter: Q1 '94, -1.12%*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years

Limited Maturity Bond Fund
Return Before Taxes	2.53	4.85	5.02
Return After Taxes on Distributions	1.27	2.72	2.71
Return After Taxes on Distributions and Sale of Fund Shares	1.64	2.79	2.81
Merrill Lynch 1-3 Year Treasury Index	1.90	5.37	5.68
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.

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* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.

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Performance Measures

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The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.


The table compares the fund’s returns to those of a broad-based market index. The fund’s performance figures include all of its expenses, but the index does not include costs of making investments or any tax consequences.

To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a 30-day period expressed as an annual rate of return.

22 Limited Maturity Bond Fund

INVESTOR EXPENSES

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The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None

Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.52
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.22

Equals:	Total annual operating expenses	0.74

Minus:	Expense reimbursement	0.04

Equals:	Net expenses	0.70

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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	1 Year	3 Years	5 Years	10 Years

Expenses	$72	$224	$399	$907

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 10/31/2007, so that the total annual operating expenses of the fund are limited to 0.70% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 0.70% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

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MANAGEMENT

Theodore P. Giuliano, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has managed the fund’s assets since 1996.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund’s Investor Class were 0.52% of average net assets.

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23 Limited Maturity Bond Fund

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FINANCIAL HIGHLIGHTS

	Year Ended October 31,	1999	2000	2001	2002	2003

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	9.91	9.51	9.31	9.78	9.65
Plus:	Income from investment operations
	Net investment income	0.59	0.61	0.58	0.43(4)	0.28
	Net gains/losses - realized and unrealized	(0.40)	(0.20)	0.47	(0.11)(4)(5)	0.03
	Subtotal: income from investment operations	0.19	0.41	1.05	0.32	0.31
Minus:	Distributions to shareholders
	Income dividends	0.59	0.58	0.58	0.45	0.35
	Tax return of capital	-	0.03	-	-	-
	Subtotal: distributions to shareholders	0.59	0.61	0.58	0.45	0.35
Equals:	Share price (NAV) at end of year	9.51	9.31	9.78	9.65	9.61

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
	Net expenses - actual	0.70	0.70	0.70	0.70	0.70
	Gross expenses(1)	0.72	0.76	0.74	0.73	0.74
	Expenses(2)	0.70	0.70	0.70	0.70	0.70
	Net investment income-actual	5.98	6.43	6.05	4.44(4)	2.88

Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
	Total return (%)(3)	1.98	4.47	11.62	3.42	3.23
	Net assets at end of year (in millions of dollars)	227.0	167.9	204.8	220.3	199.4
	Portfolio turnover rate (%)	102	105	147	140	129

All of the above figures have been audited by Ernst & Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover)

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.

(4) With the adoption of the AICPA Audit and Accounting Guide for Investment Companies, net investment income per share decreased by $.02, net gains or losses on securities increased by $.02, and the ratio of net investment income to average net assets decreased by .26%.

(5) The amount shown may not agree with aggregate gains and losses because of the timing of sales and repurchases of fund shares.

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24 Limited Maturity Bond Fund

Neuberger Berman
Municipal Money Fund	Ticker Symbol: NBTXX

GOAL & STRATEGY

The fund seeks the highest available current income exempt from federal income tax that is consistent with safety and liquidity.

To pursue this goal, the fund normally invests at least 80% of its net assets in high-quality, short-term securities from municipal issuers around the country. The fund seeks to maintain a stable $1.00 share price. The fund’s dividends are generally exempt from federal income tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

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The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of municipal securities of various types and maturities against their levels of interest rate and credit risk.

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Based on their analysis, the managers invest the fund’s assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the fund’s credit quality policies or jeopardizing the stability of its share price.

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The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days’ advance notice.

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Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations require money market funds to limit investments to the top two rating categories of credit quality and any unrated securities determined by the investment manager to be of equivalent quality.

Tax-Equivalent Yields

To make accurate comparisons between tax-exempt and taxable yields, you should know your tax situation. Although the yields on taxable investments may be higher, tax-exempt investments may be the better choice on an after-tax basis.

25 Municipal Money Fund

MAIN RISKS

Most of the fund’s performance depends on credit quality and interest rates. Because the fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the fund’s yields typically will fall as well. Over time, the fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the fund’s performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

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To the extent that the fund invests in so-called “private activity bonds,” its dividends may be a tax preference item for purposes of the federal alternative minimum tax (“Tax Preferred Item”). Historically, these bonds have made up a significant portion of the fund’s holdings. Consult your tax adviser for more information.

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The fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.

Other Risks

Although the fund has maintained a stable share price since its inception and intends to continue to do so, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

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When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality, short-term taxable debt instruments. This strategy could help the fund avoid losses but could produce income that is not tax-exempt and may mean lost opportunities.

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26 Municipal Money Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

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Best quarter: Q4 '00, 0.94%
Worst quarter: Q3 '03, 0.07%

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years

Municipal Money Fund	0.44	1.94	2.40
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Performance Measures

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The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund and include all fund expenses.


To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a recent seven-day period expressed as an annual rate of return. You can also ask for information on how the fund’s yields compare to taxable yields after taxes are taken into consideration.

27 Municipal Money Fund

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None

Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.52
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.09

Equals:	Total annual operating expenses	0.61

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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	1 Year	3 Years	5 Years	10 Years

Expenses	$62	$195	$340	$762
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The figures in the table are based on last year’s expenses.

MANAGEMENT

Theodore P. Giuliano, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund’s assets since 1996.

Thomas J. Brophy and Kelly M. Landron are Vice Presidents of Neuberger Berman Management Inc. Brophy is also a Managing Director of Neuberger Berman, LLC. They have co-managed the fund’s assets since March 2000. From 1998 to 2000, Brophy was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1997 to 1998, he was a portfolio manager at another investment firm. From 1990 to 2000, Landron held positions in fixed income trading, analysis and portfolio management for Neuberger Berman, LLC.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were 0.52% of average net assets.

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28 Municipal Money Fund

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FINANCIAL HIGHLIGHTS

	Year Ended October 31,	1999	2000	2001	2002	2003

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	0.9997	0.9998	0.9997	0.9998	0.9998
Plus:	Income from investment operations
	Net investment income	0.0256	0.0336	0.0269	0.0092	0.0050
	Net gains/losses - realized	0.0001	-	0.0001(2)	-	-
	Subtotal: income from investment operations	0.0257	0.0336	0.0270	0.0092	0.0050
Minus:	Distributions to shareholders
	Income dividends	0.0256	0.0336	0.0269	0.0092	0.0050
	Capital gain distributions	-	0.0001	-	-	-
	Subtotal: distributions to shareholders	0.0256	0.0337	0.0269	0.0092	0.0050
Equals:	Share price (NAV) at end of year	0.9998	0.9997	0.9998	0.9998	0.9998

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
	Net expenses - actual	0.67	0.67	0.60	0.62	0.61
	Expenses(1)	0.68	0.68	0.61	0.62	0.61
	Net investment income - actual	2.58	3.33	2.60	0.92	0.50

Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
	Total return (%)	2.59	3.41	2.72	0.93	0.50
	Net assets at end of year (in millions of dollars)	293.8	255.5	455.2	533.3	410.9

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All of the above figures have been audited by Ernst & Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense offset arrangements.

(2) The amount shown may not agree with aggregate gains and losses because of the timing of sales and repurchases of fund shares.

29 Municipal Money Fund

Neuberger Berman
Municipal Securities Trust	Ticker Symbol: NBMUX

GOAL & STRATEGY

The fund seeks high current income exempt from federal income tax that is consistent with low risk to principal and liquidity; total return is a secondary goal.

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To pursue these goals, the fund normally invests at least 80% of its total assets in securities of municipal issuers around the country. All securities in which the fund invests must be investment grade (rated within the four highest categories or, if unrated, deemed by the investment managers to be of comparable quality). The fund’s dividends are generally exempt from federal income tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

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The fund seeks to minimize its exposure to credit risk by diversifying among many municipal issuers around the country and among the different types of municipal securities available. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of ten years or less.

The managers monitor national trends in the municipal securities market, as well as a range of economic, financial and political factors. The managers analyze individual issues and look for securities that appear underpriced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. To help maintain the portfolio’s credit quality, the managers seek to avoid securities from states or regions with weaker economies or unusual revenue problems. The fund may sell securities if the managers find an opportunity they believe is more compelling or if the managers’ outlook on the investment or the market changes.

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The fund is authorized to change its goals without shareholder approval, although it does not currently intend to do so. The fund will not change its fundamental policy of normally investing at least 80% of its total assets in securities of municipal issuers without shareholder approval.

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Duration

Duration is a measure of a bond investment’s sensitivity to changes in interest rates.

Typically, with a 1% change in interest rates, an investment’s value may be expected to move in the opposite direction approximately 1% for each year of its duration.

Tax-Equivalent Yields

To make accurate comparisons between tax-exempt and taxable yields, you should know your tax situation. Although the yields on taxable investments may be higher, tax-exempt investments may be the better choice on an after-tax basis.

30 Municipal Securities Trust

MAIN RISKS

Most of the fund’s performance depends on what happens in the municipal bond market. The value of your investment will rise and fall, and you could lose money.

The fund’s yield and total return will change with interest rate movements. When interest rates rise, the fund’s share price will typically fall. The fund’s sensitivity to this risk will increase with any increase in the fund’s duration.

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Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

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A downgrade or default affecting any of the fund’s securities would affect the fund’s performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

Because the fund emphasizes higher credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This could mean that its yield may be lower than that available from certain other municipal bond funds.

Over time, the fund may produce lower returns than stock investments.

The fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.

Other Risks

The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk could affect fund performance if interest rates, or the derivatives, do not perform as expected.

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To the extent that the fund invests in so-called “private activity bonds,” its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Consult your tax adviser for more information.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goals and invest substantially in high-quality, short-term taxable debt instruments. This strategy may mean lost opportunities and, along with any other investments in taxable securities or derivatives, could produce income that is not tax-exempt.

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31 Municipal Securities Trust

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

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Best quarter: Q1 '95, 5.34%
Worst quarter: Q1 '94, -3.54%

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Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years

Municipal Securities Trust
Return Before Taxes	3.93	5.15	5.06
Return After Taxes on Distributions	3.83	5.11	5.04
Return After Taxes on Distributions and Sales of Fund Shares	3.80	4.95	4.93
Lehman Brothers 7-Year GO Index	5.58	5.83	5.83
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The Lehman Brothers 7-Year General Obligation Index is an unmanaged index of investment grade, tax-exempt general obligations (state and local).

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* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.

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Performance Measures

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The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

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The table compares the fund’s returns to those of a broad-based market index. The fund’s performance figures include all of its expenses but the index does not include costs of making investments or any tax consequences.

To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a 30-day period expressed as an annual rate of return. You can also ask for information on how the fund’s yields compare to taxable yields after taxes are taken into consideration.

32 Municipal Securities Trust

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

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Fee Table

Shareholder Fees		None

Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.52
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.46

Equals:	Total annual operating expenses	0.98

Minus:	Expense reimbursement	0.33

Equals:	Net expenses*	0.65

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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	1 Year	3 Years	5 Years	10 Years

Expenses	$66	$208	$440	$1,106

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 10/31/2007, so that the total annual operating expenses of the fund are limited to 0.65% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 0.65% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

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MANAGEMENT

Theodore P. Giuliano, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund’s assets since 1996.

Thomas J. Brophy and Kelly M. Landron are Vice Presidents of Neuberger Berman Management Inc. Brophy is also a Managing Director of Neuberger Berman, LLC. They have co-managed the fund’s assets since March 2000. From 1998 to 2000, Brophy was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1997 to 1998, he was a portfolio manager at another investment firm. From 1990 to 2000, Landron held positions in fixed income trading, analysis and portfolio management for Neuberger Berman, LLC.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were 0.52% of average net assets.

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33 Municipal Securities Trust

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FINANCIAL HIGHLIGHTS

	Year Ended October 31,	1999	2000	2001	2002	2003

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.34	10.78	11.00	11.62	11.80
Plus:	Income from investment operations
	Net investment income	0.45	0.46	0.45	0.43	0.40
	Net gains/losses - realized and unrealized	(0.56)	0.22	0.62	0.18	0.12
	Subtotal: income from investment operations	(0.11)	0.68	1.07	0.61	0.52
Minus:	Distributions to shareholders
	Income dividends	0.45	0.46	0.45	0.43	0.40
	Capital gain distributions	-	-	-	-	0.06
	Subtotal: distributions to shareholders	0.45	0.46	0.45	0.43	0.46
Equals:	Share price (NAV) at end of year	10.78	11.00	11.62	11.80	11.86

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
	Net expenses - actual	0.65	0.65	0.65	0.65	0.65
	Gross expenses(1)	1.07	1.22	1.07	1.10	0.98
	Expenses(2)	0.66	0.66	0.66	0.65	0.65
	Net investment income - actual	4.03	4.22	3.96	3.67	3.37

Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
	Total return (%)(3)	(1.03)	6.46	9.89	5.35	4.50
	Net assets at end of year (in millions of dollars)	35.0	28.7	32.8	37.9	42.3
	Portfolio turnover rate (%)	17	37	26	17	12

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All of the above figures have been audited by Ernst & Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.

34 Municipal Securities Trust

Neuberger Berman Your Investment

SHARE PRICES

Because Investor Class shares of these funds do not have sales charges, the price you pay for each share of a fund is the net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

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In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see “Maintaining Your Account” for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each money market fund calculates its share price as of noon on business days. Each bond fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it’s possible that a fund’s share price could change on days when you are unable to buy or sell shares.

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Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of Investor Class shares of a fund is the total value of fund assets attributable to Investor Class shares minus the liabilities attributable to that class, divided by the total number of Investor Class shares outstanding. The share prices of the bond funds typically change every business day. The money market funds do not anticipate that their share prices will fluctuate.

When valuing portfolio securities, the money market funds use a constant amortization method and the bond funds use bid quotations. When a bond fund believes a quotation does not reflect a security’s current market value, the fund may substitute for the quotation a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities. The funds may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes.

35 Your Investment

PRIVILEGES AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

Systematic Investments— This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more in any bond fund in this prospectus. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

Systematic Withdrawals— This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses (except in money market funds).

Electronic Bank Transfers— When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access — At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone®— Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

DISTRIBUTIONS AND TAXES

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Distributions— Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each fund declares income dividends daily and pays them monthly. The bond funds make any capital gain distributions once a year (in December). The money market funds do not anticipate making any capital gain distributions. Gains from foreign currency transactions, if any, are normally distributed in December.

Unless you designate otherwise, your income and capital gain distributions from a fund will be reinvested in additional shares of the distributing class of that fund. However, if you prefer you will receive all distributions in cash or reinvest capital gain distribution, but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in the fund or paid in cash.

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36Your Investment

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How distributions are taxed— Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares. The part of a municipal fund’s income distribution that is designated as “exempt-interest dividends” will be excludable from its shareholders’ gross income for income tax purposes. Accordingly, shares of those funds are not appropriate investments for tax-exempt investors.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that the fund’s dividends will be attributable to “qualified dividend income” (generally, dividends it receives on stock of U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gainand are subject to that maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

In general, a portion of the income distributions from the Government Money Fund are free from state and local income taxes and, as noted above, income distributions from the municipal funds generally are free from federal income tax. However, if you are a high-income individual who would owe comparatively little in federal income tax, some of your fund income may be subject to the federal alternative minimum tax. In addition, any exempt-interest dividend that a corporate shareholder receives will be included in “adjusted current earnings” for purposes of that tax, and part of the municipal funds’ income distributions may be a Tax Preference Item. A municipal fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

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How share transactions are taxed— When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accocan individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

37 Your Investment

Taxes and You

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The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

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Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Backup Withholding

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The fund is required to withhold 29% of the money you are otherwise entitled to receive from its taxable distributions and redemption proceeds (other than from a money market fund) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from the fund’s taxable distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

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Buying Shares Before a Distribution

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The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

Because of this, if you buy shares of a fund just before the fund makes a capital gain distribution, you’ll end up getting some of your investment back as ataxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

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Generally, if you’re investing in the fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

38 Your Investment

MAINTAINING YOUR ACCOUNT

When you buy shares— Instructions for buying shares from Neuberger Berman Management Inc. are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares you will receive the next share price calculated after your payment is received. Money market fund investors whose purchase orders are converted to “federal funds” before noon will accrue a dividend the same day. For the bond funds, dividends will not be earned or accrued until the day after our transfer agent receives payment.

When you sell shares— If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Money market fund investors who place an order to sell shares before noon will not receive dividends on the day of the sale; bond fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see “Signature Guarantees”). These cases include:

  when selling more than $50,000 worth of shares
  when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $2,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a fund’s shareholders as a whole.

Uncashed checks— We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

39 Your Investment

When you exchange shares— You can move money from one Neuberger Berman fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

  both accounts must have the same registration
  you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Placing orders by telephone— Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don’t want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery. You may also use FUNDfone® or visit our website at www.nb.com.

Proceeds from the sale of shares— The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

  in unusual circumstances where the law allows additional time if needed if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee.

Other policies— Under certain circumstances, the funds reserve the right to:

  suspend the offering of shares
  reject any exchange or purchase order
  change, suspend, or revoke the exchange privilege
  suspend the telephone order privilege
  satisfy an order to sell fund shares with securities rather than cash, for very large orders suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

40 Your Investment

Signature Guarantees

A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

Investment Providers

The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management Inc. However, if you use an investment provider, most of the information you’ll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the funds described in this prospectus.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. See “When You Exchange Shares” for more information.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number.We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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41 Your Investment

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BUYING SHARES

Method	Things to know	Instructions

Sending us a check	Your first investment must be at least $2,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier's checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds"; we cannot accept checks made out to you or other parties and signed over to us	Fill out the application and enclose your check

If regular first-class mail, send to:
     Neuberger Berman Funds
     Boston Service Center
     P.O. Box 8403
     Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
     Neuberger Berman Funds
     c/o State Street Bank and Trust
          Company
     66 Brooks Drive
Braintree, MA 02184-3839

Wiring money	A wire for a first investment must be for at least $2,000 Wires for additional invesments must be for at least $1,000	Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

Exchanging from another fund	An exchange for a first investment must be for at least $2,000; additional investments must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

	An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or through our website at www.nb.com

By telephone	We do not accept phone orders for a first investment

Additional investments must be for at least $1,000

Additional shares will be purchased upon receipt of your money by our transfer agent

Not available on retirement accounts	Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDfone®, call 800-335-9366 or you can use our website at www.nb.com

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

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42 Your Investment

SELLING SHARES

Method	Things to know	Instructions

Sending us a letter	Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without fee

You may need a signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you	Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
     Neuberger Berman Funds
     Boston Service Center
     P.O. Box 8403
     Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
     Neuberger Berman Funds
     c/o State Street Bank and Trust
          Company
     66 Brooks Drive
Braintree, MA 02184-3839

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number

Calling in your order	All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59 1/2 or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days	Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDfone®, call 800-335-9366 or visit our website at www.nb.com

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and tax ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or visit our website at www.nb.com

Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions

By check	Available for money market funds only Withdrawals must be for at least $250 Cannot include dividends accrued but not yet posted to your account

43 Your Investment

Retirement Plans

We offer investors a number of tax-advantaged plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they’re not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly the Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

Generally, retirement plans should not invest in municipal funds.

Internet Connection

Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that’s most relevant to you.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions — 24 hours a day. You can also receive fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverESM. If you want further information,  please call 800-877-9700.

FUND STRUCTURE

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Each fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the funds.

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44 Your Investment

Neuberger Berman Income Funds
Investor Class Shares

No load, sales charges or 12b-1 fees

If you’d like further details on these funds you can request a free copy of the following documents.

Shareholder Reports— Published twice a year, the shareholder reports offer information about each fund's recent performance including:

  a discussion by the portfolio manager(s) about strategies and market conditions fund performance data and financial statements
  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on these funds, including:

  various types of securities and practices, and their risks investment limitations and additional policies
  information about each fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:   Neuberger Berman Management Inc.
Sub-adviser:   Neuberger Berman, LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

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A0107 02/04 SEC file number: 811-3802

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Neuberger Berman
Income Funds

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PROSPECTUS February 28, 2004

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TRUST CLASS
SHARES
Limited Maturity Bond Fund

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman Contents

INCOME FUNDS
Limited Maturity Bond Fund	2
YOUR INVESTMENT
Maintaining Your Account	8
Share Prices	9
Distributions and Taxes	10
Fund Structure	11

THIS FUND:

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  is designed for investors seeking current income
  offers you the oportunity to participate in financial markets through a professionally managed bond portfolio carries certain risks, including the risk that you could lose money if fund shares are worth less, when you sell them, than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
  is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

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Neuberger Berman
Limited Maturity Bond Fund	Ticker Symbol: NBLTX

GOAL & STRATEGY

The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

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To pursue these goals, the fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody’s or Standard & Poor’s or, if unrated by either of these, deemed by the investment managers to be of comparable quality. When the managers believe there are attractive opportunities in foreign markets, the fund may also invest in foreign debt securities to enhance yield and/or total return.

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The fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.

The managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the managers may increase the fund’s exposure in those sectors and decrease exposure in other sectors. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The fund may sell securities if the managers find an opportunity they believe is more compelling or if the managers’ outlook on the investment or the market changes.

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The fund is authorized to change its goals without shareholder approval, although it does not currently intend to do so. The fund normally invests at least 80% of its net assets in bonds and other debt securities. The fund will not alter this policy without providing shareholders at least 60 days’ advance notice.

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Duration

Duration is a measure of a bond investment’s sensitivity to changes in interest rates.

Typically, with a 1% change in interest rates, an investment’s value may be expected to move in the opposite direction approximately 1% for each year of its duration.

Bond Ratings

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

The fund considers bonds rated in the top four categories of credit quality by at least one rating agency (and unrated bonds deemed by the managers to be of comparable quality) to be investment grade. Bonds rated no higher than the fifth or sixth category (BB/Ba or B) are considered non-investment grade. Many of these “junk bonds” are actually issued by reputable companies and offer attractive yields.

2 Limited Maturity Bond Fund

MAIN RISKS

Most of the fund’s performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

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The fund’s yield and total return will change with interest rate movements. When interest rates rise, the fund’s share price will typically fall. The fund’s sensitivity to this interest rate risk will increase with any increase in the fund’s duration.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the fund’s securities would affect the fund’s performance. Performance could also be affected if unexpected interest rate trends cause the fund’s mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs,which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

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Foreign securities could add to the ups and downs in the fund’s share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund’s average return has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

Due to the fund’s limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

3 Limited Maturity Bond Fund

Other Risks

The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect fund performance if interest rates, or the derivatives, do not perform as expected.

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Not all securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury’s discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. The U.S. government securities purchased by the fund may include mortgage-backed securities.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goals and invest substantially in high-quality, short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.

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4 Limited Maturity Bond Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

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Year-by-Year % Returns as of 12/31 each year*

Best quarter: Q3 '01, 3.48%
Worst quarter: Q1 '94, -1.13%

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years

Limited Maturity Bond Fund
Return Before Taxes	2.38	4.75	4.92
Return After Taxes on Distributions	1.15	2.66	2.65
Return After Taxes on Distributions and Sale of Fund Shares	1.54	2.73	2.75
Merrill Lynch 1-3 Year Treasury Index	1.90	5.37	5.68
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years

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*Through 2/9/2001 Limited Maturity Bond Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the period from August 1993 to 2/10/2001 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Limited Maturity Bond Fund Trust Class. Performance from January to August 1993 is that of Limited Maturity Bond Fund Investor Class, which began operation in 1986. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.

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Performance Measures

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The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

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The table compares the fund’s returns to those of a broad-based market index. The fund’s performance figures include all of its expenses, but the index does not include costs of making investments or any tax consequences.

To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a 30-day period expressed as an annual rate of return.

5 Limited Maturity Bond Fund

INVESTOR EXPENSES

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The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

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Shareholder Fees		None

Annual operating expenses (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.75
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.18

Equals:	Total annual operating expenses	0.93

Minus:	Expense reimbursement	0.13

Equals:	Net expenses	0.80

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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	1 Year	3 Years	5 Years	10 Years

Expenses	$82	$255	$475	$1,105

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 10/31/2007, so that the total annual operating expenses of the fund are limited to 0.80% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 0.80% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

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MANAGEMENT

Theodore P. Giuliano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has managed the fund’s assets since 1996.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund’sTrust Class were 0.75% of average net assets.

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6 Limited Maturity Bond Fund

FINANCIAL HIGHLIGHTS

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Year Ended October 31,		1999	2000	2001	2002	2003

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	9.45	9.06	8.88	9.32	9.20
Plus:	Income from investment operations
	Net investment income	0.56	0.57	0.55	0.40(4)	0.26
	Net gains/losses - realized and unrealized	(0.39)	(0.18)	0.44	(0.10)(4)(5)	0.01
	Subtotal: income from investment operations	0.17	0.39	0.99	0.30	0.27
Minus:	Distributions to shareholders
	Income dividends	0.55	0.54	0.55	0.42	0.32
	Distributions (in excess of net investment income)	0.01	-	-	-	-
	Tax return of capital	-	0.03	-	-	-
	Subtotal: distributions to shareholders	0.56	0.57	0.55	0.42	0.32
Equals:	Share price (NAV) at end of year	9.06	8.88	9.32	9.20	9.15

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses - actual		0.80	0.80	0.80	0.80	0.80
Gross Expenses(1)		1.12	1.26	1.01	0.92	0.93
Expenses(2)		0.81	0.80	0.80	0.80	0.80
Net investment income - actual		5.87	6.34	5.95	4.31(4)	2.80

Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(%)(3)		1.86	4.50	11.41	3.35	3.00
Net assets at end of year (in millions of dollars)		41.5	26.9	38.1	42.9	36.5
Portfolio turnover rate(%)		102	105	147	140	129

For dates prior to 2/10/2001, the figures above are from the fund’s predecessor feeder fund. All figures have been audited by Ernst & Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.

(4) With the adoption of the AICPA Audit and Accounting Guide for Investment Companies, net investment income per share decreased by $.02, net gains or losses on securities increased by $.02, and the ratio of net investment income to average net assets decreased by .26%.

(5) The amount shown may not agree with aggregate gains and losses because of the timing of sales and repurchases of fund shares.

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7 Limited Maturity Bond Fund

Neuberger Berman
Your Investment

MAINTAINING YOUR ACCOUNT

To buy or sell Trust Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from the Trust Class of one Neuberger Berman fund to the Trust Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the fund reserves the right to:

  suspend the offering of shares
  reject any exchange or purchase order
  change, suspend, or revoke the exchange privilege
  satisfy an order to sell fund shares with securities rather than cash, for certain very large orders suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Proceeds from the sale of shares—The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

  in unusual circumstances where the law allows additional time if needed if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks—When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

Your Investment Provider

The Trust Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

8 Limited Maturity Bond Fund

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Trust Class shares of the fund do not have a sales charge, the price you pay for each share of the fund is the fund’s net asset value per share. Similarly, because the fund does not charge fees for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

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The fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it’s possible that the fund’s share price could change on days when you are unable to buy or sell shares.

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Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of a particular share class of the fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of the fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses bid quotations.

When the fund believes a reported quotation for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the quotation a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

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The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes.

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9 Your Investment

DISTRIBUTIONS AND TAXES

Distributions—The fund pays out to shareholders any net investment income and net realized capital gains. The fund declares income dividends daily and pays them monthly. Ordinarily, the fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Consult your investment provider about whether your income and capital gain distributions from the fund will be reinvested in additional shares of that fund or paid to you in cash. Although fund distributions are actually made to the investment provider that holds Trust class shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the share’s beneficial owner.

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How distributions are taxed— Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares. The part of a municipal fund’s income distribution that is designated as “exempt-interest dividends” will be excludable from its shareholders’ gross income for income tax purposes. Accordingly, shares of those funds are not appropriate investments for tax-exempt investors.

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Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

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Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that the fund’s dividends will be attributable to “qualified dividend income” (generally, dividends it receives on stock of U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

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A municipal fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

How share transactions are taxed— When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

10 Your Investment

Taxes and You

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The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

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How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Backup Withholding

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The fund is required to withhold 29% of the money you are otherwise entitled to receive from its taxable distributions and redemption proceeds (other than from a money market fund) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from the fund’s taxable distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

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Buying Shares Before a Distribution

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The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

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Because of this, if you buy shares of the fund just before the fund makes a capital gain distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you’re investing in the fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

FUND STRUCTURE

The fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the fund.

11 Your Investment

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Neuberger Berman Income Funds
Trust Class Shares

No load, sales charges or 12b-1 fees

If you’d like further details on this fund you can request a free copy of the following documents:

Shareholder Reports— Published twice a year, the shareholder reports offer information about the fund’s recent performance, including:

  a discussion by the portfolio manager(s) about strategies and market conditions fund performance data and financial statements
  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on this fund, including:

  various types of securities and practices, and their risks investment limitations and additional policies
  information about the fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services
800.366.6264

www.nb.com

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A0108 02/04 SEC file number: 811-3802

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Neuberger Berman
Income Funds

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PROSPECTUS February 28, 2004

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TRUST CLASS SHARES

Institutional Cash Fund

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman
CONTENTS

INCOME FUNDS

Institutional Cash Fund	2

YOUR INVESTMENT

Maintaining Your Account	7
Share Prices	8
Distributions and Taxes	8
Fund Structure	9

THIS FUND:

  is designed for investors seeking capital preservation, liquidity and income offers eligible accounts the opportunity to participate in financial markets through a professionally managed money market portfolio is a money market sweep fund for certain eligible retirement and other benefit plans and other accounts is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
  This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
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The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

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Neuberger Berman
Institutional Cash Fund	Ticker Symbol: NBIXX

GOAL & STRATEGY

The fund seeks the highest available current income consistent with safety and liquidity.

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To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

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Under normal market conditions, the fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. Asset-backed securities will constitute a significant percentage of the fund’s investments as a result of this policy.

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The fund also may invest in corporate bonds and commercial paper, U.S. Government and Agency Securities, variable and floating rate instruments, repurchase agreements on non-financial services obligations and the securities of other investment companies. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending and may invest the proceeds.

The investment managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the fund’s assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund’s credit quality policies or jeopardizing the stability of its share price.

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The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations require money market funds to limit investments to the top two rating categories of credit quality and any unrated securities determined by the investment manager to be of equivalent quality. This fund typically exceeds this requirement by investing only in first-tier securities.

2 Institutional Cash Fund

MAIN RISKS

Most of the fund’s performance depends on interest rates. When interest rates fall, the fund’s yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

The fund’s emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the fund may produce a lower return than bond or stock investments.

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Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund’s performance. These may include economic trends, governmental action and changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

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Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund’s performance also could be affected if unexpected interest rate trends cause the fund’s asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund’s holdings has its credit rating reduced or goes into default.

Other Risks

Although the fund has maintained a stable share price since its inception, and intends to continue to do so, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

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While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the securities. Securities issued or guaranteed by U.S. government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Treasury; some are backed only by the the issuing entity.

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When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its policy of concentrating in the financial services group of industries. This could help the fund avoid losses but may mean lost opportunities.

3 Institutional Cash Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time.This information is based on past performance; it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

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Best quarter: Q1' 01, 1.41%
Worst quarter: Q3' 03, 0.19%

Average Annual Total % Returns as of 12/31/2003

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	1 Year	Since Inception 5/8/2000

Institutional Cash Fund	0.88	2.94

Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

To obtain the fund’s current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund’s net income over a recent seven-day period expressed as an annual rate of return.

4 Institutional Cash Fund

INVESTOR EXPENSES

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The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None

Annual operating expenses (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.25
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.03

Equals:	Total annual operating expenses	0.28

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

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	1 Year	3 Years	5 Years	10 Years

Expenses	$29	$90	$157	$356
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* The figures in the table are based on last year’s expenses.

MANAGEMENT

Theodore P. Giuliano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. Giuliano has been a manager of the fund since 2000.

Cynthia Damian and Alyssa Juros are Vice Presidents of Neuberger Berman Management Inc. and Neuberger Berman, LLC. Damian and Juros have been at Neuberger Berman since 1991 and 1989, respectively, and have been both fixed income traders and portfolio managers. Both have been associate managers of the fund since 2002.

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2003, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were 0.25% of average net assets.

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5 Institutional Cash Fund

FINANCIAL HIGHLIGHTS

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Year Ended October 31,		2000(1)	2001	2002	2003

Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of period	1.0000	1.0000	1.0000	1.0000
Plus:	Income from investment operations Net investment income	0.0307	0.0466	0.0176	0.0096
Minus:	Distributions to shareholders Income dividends	0.0307	0.0466	0.0176	0.0096
	Capital gain distributions	-	-	0.0000	-
	Subtotal: distributions to shareholders	0.0307	0.0466	0.0176	0.0096
Equals:	Share price (NAV) at end of period	1.0000	1.0000	1.0000	1.0000

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses - actual		0.35(2)	0.29	0.28	0.28
Expenses(3)		0.36(2)	0.29	0.28	0.28
Net investment income - actual		6.45(2)	4.52	1.74	0.97

Other data
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)		3.11(4)	4.76	1.77	0.97
Net assets at end of period (in millions of dollars)		635.4	2,125.1	3,156.5	2,682.1

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The figures above for the period 5/8/2000 through 2/9/2001 are from the fund’s predecessor feeder fund. All of the above figures have been audited by Ernst &Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Period from 5/8/2000 (beginning of operations) to 10/31/2000.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Not annualized.

6 Institutional Cash Fund

Neuberger Berman
YOUR INVESTMENT

MAINTAINING YOUR ACCOUNT

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The fund offers its Trust Class shares as a cash sweep vehicle for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Neuberger Berman, LLC or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Neuberger Berman. All investments must be made in U.S. dollars. Contact Neuberger Berman for more information on eligible benefit plans.

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The fund is designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances of $100 or more in an eligible account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan’s account.

There is no sales charge or commission paid for investment in Trust Class shares. The fund does not issue certificates for shares.

Under certain circumstances, the fund reserves the right to:

  suspend the offering of shares
  reject any investment order
  satisfy an order to sell fund shares with securities rather than cash, for certain very large orders suspend or postpone the redemption of shares on days when the New York Stock Exchange is closed, or as otherwise permitted by the SEC

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

Eligible Accounts

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The Trust Class shares described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Neuberger Berman.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from Neuberger Berman, LLC. This includes information on how to buy and sell Trust Class shares, investor services and additional policies.

In exchange for the services it offers, Neuberger Berman, LLC charges fees, which are generally in addition to those described in this prospectus.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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7 Your Investment

SHARE PRICES

Because Trust Class shares of the fund do not have a sales charge, the price your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when your account sells shares. Remember that Neuberger Berman may charge fees for its investment management services.

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The fund is open for business every day that both the New York Stock Exchange and the Federal Reserve Wire System are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve Wire System is closed. In general, every buy or sell order you place will go through at the next share price to be calculated after your account’s order has been accepted (see “Maintaining Your Account” for information on placing orders).

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The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.

Shares purchased before the close of the Exchange will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

Share Price Calculations

The price of Trust Class shares is the total value of the assets attributable to Trust Class minus the liabilities attributable to that class, divided by the total number of Trust Class shares outstanding. The fund does not anticipate that its share price will fluctuate.

When valuing portfolio securities, the fund uses a constant amortization method.

DISTRIBUTIONS AND TAXES

Distributions— The fund pays out to shareholders any net investment income and realized net capital gains it earns. The fund declares income dividends daily and pays them monthly. The fund does not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.

Consult Neuberger Berman about whether distributions from the fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds Trust Class shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the share’s beneficial owner.

How distributions are taxed— Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the fund.

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Dividends generally are taxable in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement (see “Taxes and You”) will help clarify this for you. Income distributions and net short-term capital gains (if any) are taxed as ordinary income.

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8 Your Investment

How share transactions are taxed— When a qualified retirement plan sells fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accountsthat sell fund shareswill not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.

Taxes and You

For non-retirement plan accounts, the taxes you actually owe on distributions can vary with many factors.

How can you figure out your tax liability on fund distributions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you might have.

FUND STRUCTURE

The fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relatessolely to the Trust Class shares of the fund.

9 Your Investment

Neuberger Berman Income Funds
Trust Class Shares

No load, sales charges or 12b-1 fees

If you’d like further details on this fund you can request a free copy of the following documents:

Shareholder Reports— Published twice a year, the shareholder reports offer information about the fund’s recent performance, including:

  a discussion by the portfolio manager(s) about strategies and market conditions fund performance data and financial statements
  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on this fund, including:

  various types of securities and practices, and their risks investment limitations and additional policies
  information about the fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc. 605 Third Avenue 2nd Floor New York, NY 10158-0180 Shareholder Services 800.877.9700
Institutional Services 800.366.6264
www.nb.com
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    C0019 02/04 SEC file number: 811-3802

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Neuberger Berman
Income Funds

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PROSPECTUS February 28, 2004

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INSTITUTIONAL CLASS SHARES

Strategic Income Fund

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Neuberger Berman
CONTENTS

INCOME FUNDS

Strategic Income Fund	1

YOUR INVESTMENT

Eligible Accounts	10
Maintaining Your Account	10
Share Prices	10
Distributions and Taxes	11
Fund Structure	12
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THIS FUND:

  is designed for investors seeking current income without undue risk to principal carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
  is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
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The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.©2004 Neuberger Berman Management Inc. All rights reserved.

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Neuberger Berman
Strategic Income Fund

GOAL & STRATEGY

The fund seeks to maximize income without undue risk to principal.

To pursue this goal, the fund normally maintains broad exposure to core, investment grade fixed income instruments and makes strategic and tactical allocations to certain income-oriented sectors as their risk-adjusted, relative values become attractive to the adviser’s Asset Allocation Committee. Through diversification to several market sectors, the fund attempts to reduce the negative volatility associated with, and the impact of, price declines in any one single sector. The fund expects to benefit as well from opportunistic, tactical asset allocation as values shift among various income-producing sectors. The fund normally invests primarily in a diversified portfolio of fixed income instruments of varying sectors, credit quality and maturities and dividend-paying equities. The fixed income instruments may include domestic and foreign debt securities of government and corporate issuers.

In managing the portfolio, the Asset Allocation Committee periodically allocates assets among the market sectors based on an analysis of relative historic and projected sector spreads and total return the differences in yield among the different sectors, adjusted to reflect the Asset Allocation Committee’s conclusions about their relative levels of risk. This analysis is dependent upon a review of a variety of economic factors and expected rates of return, such as projected interest rate movements, industry cycles, volatility forecasts and secular and political trends. Within each sector, the adviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry allocation. In selecting securities, relative yields and perceived risk/reward ratios are the primary considerations.

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The fund normally invests at least 45% of its total assets in investment grade debt securities. The fund may invest up to 25% of its total assets in securities that are below investment grade (“highyield bonds”, commonly called “junk bonds”), provided that, at the time of purchase, they are rated at least B by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Services (“S&P”) or, if unrated by either of these, deemed by the adviser to be of comparable quality. Fixed income securities in which the fund may invest include U.S. Treasury and agency obligations, obligations of foreign governments, corporate bonds, mortgage bonds, mortgage- and asset-backed securities, convertible securities and corporate loans. The fund may also invest up to 25% of its total assets in dividend-paying equity securities, including those issued by real estate investment trusts (“REITs”).

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Although the fund can invest in securities of any maturity, the average duration of the fixed income portion of the fund’s portfolio will normally be up to five years.

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The fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign securities in which the fund invests may include emerging market securities. Although there is no assurance that any particular currency risk will be hedged at a particular time, the fund currently intends to hedge a significant portion of its exposure to foreign currency with the intention of reducing the risk of loss due to fluctuations in currency exchange rates.

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The fund may use derivative instruments such as options, futures contracts or swap agreements, primarily for hedging purposes.

1 Strategic Income Fund

In selecting securities, the adviser analyzes a security’s structural features and current pricing, its issuer’s potential for success, and the credit, currency, economic, and political risks of the security and its issuer. The fund may sell securities if the adviser finds an opportunity it believes is more compelling or if the adviser’s outlook on the investment or the market changes.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

Duration

Duration is a measure of an investment’s sensitivity to changes in interest rates. Typically, with a 1% change in interest rates, an investment’s value may be expected to move in the opposite direction approximately 1% for each year of its duration.

Debt Securities

Debt securities differ in their interest rates and duration, among other factors. The adviser’s expectations as to future changes in market interest rates will influence its choice of the appropriate durations of the debt securities comprising the fund’s portfolio. For example, if the adviser expects interest rates to rise, it may invest more heavily in bonds with shorter durations, with the intention of benefiting the fund from purchases of longer-term bonds after rates have risen. Conversely, if the adviser expects interest rates to fall, it may invest more heavily in bonds with longer durations, with the intention of taking advantage of the high rates then available.

Bond Ratings

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated. The fund considers investment grade bonds to be those rated in the top four categories of credit quality by at least one rating agency, and unrated bonds deemed by the adviser to be of comparable quality.

High Yield Bonds

“High yield bonds” are fixed income securities that are below investment grade. They typically offer investors a higher yield than other fixed income securities. The higher yields are usually justified by the weaker credit profile of high yield issuers as compared to investment grade issuers. High yield bonds include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental issuers, including bonds, debentures and notes; the category is also generally considered to include the preferred stocks of many issuers that have priority over any other class of stock of the issuer as to the distribution of assets or the payment of dividends. A high yield bond itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the bond or acquired as part of a unit with the bond.

Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital

2 Strategic Income Fund

gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

3 Strategic Income Fund

MAIN RISKS

Most of the fund’s performance depends on what happens in the bond market. The market’s behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Interest Rate Risk. The fund’s yield and total return will change with interest rate movements. When interest rates rise, the fund’s share price will typically fall. The fund’s sensitivity to this risk will increase with any increase in the fund’s duration.

Performance could also be affected if unexpected interest rate trends cause the fund’s mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. In particular, increased market rates result in fewer mortgage refinancings, which effectively increase the duration of mortgage-backed securities, heightening their sensitivity to the increase in interest rates. When market rates decline, the market value of mortgage-backed securities increases. However, because refinancings increase, the principal of these securities is likely to be paid off early, with the result that the fund must reinvest its assets at the current (lower) rates.

Credit Risk. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the fund’s securities would affect the fund’s performance. The fund’s share price will fluctuate in response to:

  changes in the actual and perceived creditworthiness of the issuers of the fund’s investments;
  social, economic or political factors;
  factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and
  factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.
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While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the fund may include mortgage-backed securities.

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Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

Call Risk. Some debt securities allow the issuer to call them for early repayment. Issuers of such securities will often call them when interest rates are low. To the extent this occurs, the fund may not benefit fully from the increase in market value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the callable security that was paid off.

High Yield Bonds. High yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the fund’s performance.

To the extent the fund invests in lower-rated bonds, the fund is subject to their risks, including the risk that its holdings may:

4 Strategic Income Fund

  fluctuate more widely in price and yield than investment grade bonds fall in price during times when the economy is weak or is expected to become weak be difficult to sell at the time and price the fund desires require a greater degree of judgment to establish a price
  go into default

The value of the fund’s high yield bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment grade bonds.

REITs.The fund’s performance will also be affected by the performance of its equity investments, including REITs. The stock market’s behavior is unpredictable, particularly in the short term. To the extent the fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under federal tax laws.

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger-cap company stocks.

Foreign Securities. Foreign securities could add to the ups and downs in the fund’s share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets. The fund could underperform if the adviser invests in countries or regions whose economic performance falls short.

5 Strategic Income Fund

To the extent the fund invests in securities denominated in foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the fund may endeavor to hedge against currency risk, the hedging instruments may not always perform as the adviser expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

Illiquid Securities. The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

General. Over time, the fund may produce lower returns than stock investments. Due to the fund’s limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate. The fund may engage in active and frequent trading, which may result in increased brokerage commissions and other transaction costs and realized capital gains, which could negatively affect the fund’s performance.

Other Risks

The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The use of certain derivatives to hedge interest rate risk or produce income could affect fund performance if the derivatives do not perform as expected.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high quality, short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.

6 Strategic Income Fund

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PERFORMANCE

When this prospectus was prepared, the fund had not yet completed a full calendar year of operations. Accordingly, performance charts are not included.

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7 Strategic Income Fund

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

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Shareholder Fees		None

Annual operating expenses (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.75
Plus:	Distribution (12b-1) fees	None
	Other expenses	3.02

Equals:	Total annual operating expenses	3.77

Minus:	Expense reimbursement	2.93

Equals:	Net expenses	0.84

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Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years

Expenses	$86	$268	$466	$1,037
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*Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through December 31, 2014, so that the total annual operating expenses of the fund are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

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MANAGEMENT

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Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $70.5 billion in total assets (as of 12/31/2003) and continue an asset management history that began in 1939. The fund will pay to Neuberger Berman Management Inc. fees at the annual rate of 0.60% of average net assets for investment management services and 0.15% of average net assets for administrative services provided to the Institutional Class of shares.

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The fund is managed by a team of investment professionals.

8 Strategic Income Fund

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FINANCIAL HIGHLIGHTS

Year Ended October 31,		2003

Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of period	10.00
Plus:	Income from investment operations
	Net investment income	0.10
	Net gains/losses - realized and unrealized	0.09
	Subtotal: income from investment operations	0.19
Minus:	Distributions to shareholders Income dividends
Minus:	Distributions (in excess of net investment income)	0.08
	Tax return of capital
	Subtotal: distributions to shareholders
Equals:	Share price (NAV) at end of period	10.11

Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses - actual		0.84
Gross Expenses(1)		0.85
Expenses(2) Net investment income - actual		3.51

Other data
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)(3)		1.95
Net assets at end of year (in millions of dollars) Portfolio turnover rate (%)		23.6

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All figures have been audited by Ernst & Young LLP, the fund’s independent auditors. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.

(4) With the adoption of the AICPA Audit and Accounting Guide for Investment Companies, net investment income per share decreased by $.02, net gains or losses on securities increased by $.02, and the ratio of net investment incometo average net assets decreased by .26%.

(5) The amount shown may not agree with aggregate gains and losses because of the timing of sales and repurchases of fund shares.

9 Strategic Income Fund

Neuberger Berman
YOUR INVESTMENT

ELIGIBLE ACCOUNTS

The Institutional Class shares described in this prospectus are available to you for investment through retirement and other benefit plans and accounts managed by Neuberger Berman Trust Company, N.A., Neuberger Berman, LLC, and other investment providers having agreements with Neuberger Berman Management Inc. To buy or sell Institutional Class shares of the fund, contact your investment provider.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Institutional Class shares, investor services, and additional policies.

The minimum aggregate size for each investment provider’s account with the fund is $250,000. This minimum does not apply to your individual account; however, your investment provider may establish a minimum size for individual accounts. Neuberger Berman Management Inc. can waive the $250,000 minimum for investment providers in appropriate cases.

MAINTAINING YOUR ACCOUNT

The fund does not impose any sales charge or commission for investment in Institutional Class shares. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

In exchange for the services it offers, your investment provider charges fees, which are generally in addition to those described in this prospectus.

Under certain circumstances, the fund reserves the right to:

  suspend the offering of shares
  reject any investment order
  change, suspend, or revoke the exchange privilege
  satisfy an order to sell fund shares with securities rather than cash, for certain very large orders suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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10 Your Investment

SHARE PRICES

Because Institutional Class shares of the fund do not have a sales charge, the price you or your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when you or your account sells shares. Remember that your investment provider may charge fees for its investment management services.

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The fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, the fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In general, every buy or sell order you or your account places will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your investment provider to find out what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it’s possible that the fund’s share price could change on days when you are unable to buy or sell shares.

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The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of an Institutional Class share of the fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of the fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. For fixed income securities, this is generally based on bid quotations. For equity portfolio securities, it is usually the closing price on the exchange or other market where the security primarily trades.

When the fund believes a reported quotation or market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the quotation or market price a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

The fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes.

11 Your Investment

DISTRIBUTIONS AND TAXES

Distributions. The fund pays out to shareholders any net investment income and net realized capital gains. The fund intends to declare and pay income dividends quarterly. Ordinarily, the fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Consult Neuberger Berman, LLC or your investment provider about whether distributions from the fund to your account will be reinvested in fund shares or paid to your account in cash.

How distributions are taxed. Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to non-retirement plan accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in fund shares.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You” below) will help clarify this for you.

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Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gains over net long-term capital losses (if any) are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

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How share transactions are taxed. When you sell (redeem) fund shares, you generally will realize a taxable gain or loss. When a qualified retirement plan sells fund shares, there are no tax consequences to the plan or its beneficiaries.

Taxes and You

For non-retirement accounts, the taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that Neuberger Berman, LLC or your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. You will also receive a separate statement of your transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Buying Shares Before a Distribution

The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution thereof. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares of the fund just before it makes a distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you’re investing through a tax-advantaged retirement plan account, there are no tax consequences to you from distributions.

12 Your Investment

FUND STRUCTURE

The fund uses a “multiple class” structure, although it currently offers only one class. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the fund.

13 Your Investment

Neuberger Berman Income Funds
Institutional Class Shares

No load, sales charges or 12b-1 fees

If you’d like further details on this fund you can request a free copy of the following documents:

Shareholder Reports— Published twice a year, the shareholder reports offer information about the fund’s recent performance, including:

  a discussion by the portfolio manager(s) about strategies and market conditions fund performance data and financial statements
  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on this fund, including:

  various types of securities and practices, and their risks investment limitations and additional policies
  information about the fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc. 605 Third Avenue 2nd Floor New York, NY 10158-0180 Shareholder Services 800.877.9700
Institutional Services 800.366.6264
www.nb.com
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    C0019 02/04 SEC file number: 811-3802

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NEUBERGER BERMAN INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Investor Class Shares and Trust Class

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DATED FEBRUARY 28, 2004

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Neuberger Berman Cash Reserves
Neuberger Berman Government Money Fund
Neuberger Berman High Income Bond Fund
Neuberger Berman Institutional Cash Fund
Neuberger Berman Limited Maturity Bond Fund
Neuberger Berman Municipal Money Fund
Neuberger Berman Municipal Securities Trust

605 Third Avenue, 2nd Floor, New York, NY 10158-0180
Toll-Free 800-877-9700

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        Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Institutional Cash Fund, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust (each a “Fund”) are mutual funds that offer shares pursuant to Prospectuses dated February 28, 2004.

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        The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

        This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for your share class.

        No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

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        The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. ©2004 Neuberger Berman Management Inc. All rights reserved.

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TABLE OF CONTENTS
INVESTMENT INFORMATION	1
Investment Policies and Limitations	1
Cash Management and Temporary Defensive Positions	7
Additional Investment Information	7
Risks of Equity Securities	45
CERTAIN RISK CONSIDERATIONS	46
PERFORMANCE INFORMATION	7
Yield Calculations	46
Tax Equivalent Yield	46
Average Annual Total Return Computations	49
Average Annual Total Return After Taxes on Distributions	50
Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares	51
TRUSTEES AND OFFICERS	52
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	64
Investment Manager and Administrator	64
Management and Administration Fees	65
Waivers and Reimbursements	66
Sub-Adviser	68
Investment Companies Managed	71
Code of Ethics	73
Management and Control of NB Management and Neuberger Berman	73
DISTRIBUTION ARRANGEMENTS	74
ADDITIONAL PURCHASE INFORMATION	75
Share Prices and Net Asset Value	75
Automatic Investing and Dollar Cost Averaging	76
ADDITIONAL EXCHANGE INFORMATION	76
ADDITIONAL REDEMPTION INFORMATION	76
Suspension of Redemptions	80
Redemptions in Kind	80
Market Timing	81
DIVIDENDS AND OTHER DISTRIBUTIONS	81
ADDITIONAL TAX INFORMATION	82
Taxation of the Funds	82
Taxation of the Funds' Shareholders	85

VALUATION OF PORTFOLIO SECURITIES	86
PORTFOLIO TRANSACTIONS	86
Proxy Voting	91
REPORTS TO SHAREHOLDERS	92
ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	92
CUSTODIAN AND TRANSFER AGENT	93
INDEPENDENT AUDITORS	93
LEGAL COUNSEL	94
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	94
REGISTRATION STATEMENT	94
FINANCIAL STATEMENTS	96
APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER	A-1
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INVESTMENT INFORMATION

        Each Fund is a separate operating series of Neuberger Berman Income Funds (“Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“SEC”) as a diversified, open-end management investment company.

        At the close of business on September 6, 2002, Neuberger Berman High Income Bond Fund acquired all the assets and assumed all the liabilities of Lipper High Income Bond Fund, a series of The Lipper Funds, Inc., and Neuberger Berman High Yield Bond Fund, a prior series of the Trust. Prior to that date, Neuberger Berman High Income Bond Fund had no operations. Financial and performance information in this SAI prior to September 7, 2002 for Neuberger Berman High Income Bond Fund is that of the Premier Class of Lipper High Income Bond Fund, the predecessor to the Fund for performance and accounting purposes.

        Through February 9, 2001, the Funds (except Neuberger Berman High Income Bond Fund were organized as feeder funds in master-feeder structures rather than in a single level multiple-class structure. As feeder funds, they were series of Neuberger Berman Income Funds and Neuberger Berman Income Trust. As of that date those feeder funds reorganized into the Funds’ Investor Class and Trust Class (each a “Class”) of units of beneficial interest (“shares”), respectively. For those Funds, financial and performance information in this SAI for periods prior to February 10, 2001 is that of the predecessor feeder funds.

        The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

        (1)         67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

        (2)         a majority of the outstanding shares of the Fund.

        These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

Investment Policies and Limitations

        For purposes of the investment limitation on concentration in a particular industry, Neuberger Berman Limited Maturity Bond Fund determines the “issuer” of a municipal obligation that is not a general obligation note or bond based on the obligation’s characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Fund’s quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Fund’s quality restrictions without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund determine the “issuer” of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit (“CDs”) is interpreted to include similar types of time deposits.

        With respect to the limitation on borrowings, Neuberger Berman High Income Bond Fund may pledge assets in connection with permitted borrowings. For purposes of its limitation on commodities, Neuberger Berman Limited Maturity Bond Fund does not consider foreign currencies or forward contracts to be physical commodities.

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        Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

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        The fundamental investment policies and limitations of Neuberger Berman Government Money Fund are as follows:

        1.     Borrowing. The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund’s total assets at the time the loan is made.

        2.     Commodities and Real Estate. The Fund may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association (“GNMA”).

        3.     Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Fund can (i) purchase debt securities and (ii) engage in repurchase agreements.

        4.     Industry Concentration. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government and Agency Securities”) or (ii) investments in CDs or banker’s acceptances issued by domestic branches of U.S. banks.

        5.     Senior Securities. The Fund may not issue senior securities, except as permitted under the 1940 Act.

        6.     Underwriting. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”).

        7.     Short Sales and Puts, Calls, Straddles, or Spreads. The Fund may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

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        Neuberger Berman Government Money Fund has adopted the following non-fundamental investment limitations:

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        1.     Borrowing and Securities Lending. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions.

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        2.     Illiquid Securities. The Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

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        The fundamental investment policies and limitations of Neuberger Berman Cash Reserves, Neuberger Berman High Income Bond Fund, Neuberger Berman Institutional Cash Fund, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust unless otherwise indicated are as follows:

        1.     Borrowing. No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and (except for Neuberger Berman High Income Bond Fund) not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund’s total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, Neuberger Berman Institutional Cash Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund’s total assets at the time the loan is made.

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        2.     Commodities. Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman High Income Fund and Neuberger Berman Municipal Securities Trust may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For Neuberger Berman High Income Bond Fund this restriction also shall not prohibit the Fund from purchasing foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments. Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund may not purchase commodities or contracts thereon, but this restriction shall not prohibit each Fund from purchasing the securities of issuers that own interests in any of the foregoing.

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        3.     Diversification. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund are subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

        4.     Industry Concentration (Neuberger Berman Limited Maturity Bond, High Income Bond, Municipal Money Funds and Municipal Securities Trust). No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities, (ii) investments by Neuberger Berman Municipal Money Fund in CDs or banker’s acceptances issued by domestic branches of U.S. banks, (iii) investments by Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Fund in municipal securities.

        Industry Concentration (Neuberger Berman Cash Reserves and Institutional Cash Fund). Neither Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Fund normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. This limitation does not apply to purchases of U.S. Government and Agency Securities.

        5.     Lending. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, and for Neuberger Berman High Income Bond Fund loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

        6.     Real Estate. No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

        7.     Senior Securities. No Fund may issue senior securities, except as permitted under the 1940 Act.

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        8.     Underwriting. No Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

        Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

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        The following investment policies and limitations are non-fundamental and apply to each of Neuberger Berman Cash Reserves, Neuberger Berman High Income Bond Fund, Neuberger Berman Institutional Cash Fund and Neuberger Berman Limited Maturity Bond Fund unless otherwise indicated:

        1.     Investments in Any One Issuer. Neuberger Berman Cash Reserves and Neuberger Berman Institutional Cash Fund may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of that issuer.

        2.     Illiquid Securities. No Fund may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger Berman Cash Reserves and Neuberger Berman Institutional Cash Fund) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

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        3.     Borrowing (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). Neither Fund may purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. The Neuberger Berman High Income Bond Fund does not currently intend to borrow for leveraging or investment.

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        Borrowing. (Neuberger Berman Cash Reserves and Neuberger Berman Institutional Cash). These Funds will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, neither Fund currently intends to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

        4.     Lending (Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund and Neuberger Berman Limited Maturity Bond Fund). Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

        Lending (Neuberger Berman High Income Bond Fund). Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

        5.     Margin Transactions. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

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        6.     Bonds and Other Debt Securities (Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman High Income Bond Fund). Each Fund normally invests at least 80% of the sum of its net assets plus any borrowings for investment purposes in bonds and other debt securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without 60 days notice to shareholders.

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        The non-fundamental investment policies and limitations of Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust are as follows:

        1.     Geographic Concentration. Neither Fund will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

        2.     Illiquid Securities. Neither Fund may purchase any security if, as a result, more than 15% (10% in the case of Neuberger Berman Municipal Money Fund) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

        3.     Borrowing. Neither Fund may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

        4.     Lending. Except for the purchase of debt securities and engaging in repurchase agreements, neither Fund may make any loans other than securities loans.

        5.     Margin Transactions. Neither Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger Berman Municipal Securities Trust, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

Each Fund has the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

Cash Management and Temporary Defensive Positions

        For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for Neuberger Berman Government Money Fund), other money market funds (except for Neuberger Berman Government Money Fund and Neuberger Berman Cash Reserves) and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman High Income Bond Fund normally invest. These investments may produce taxable income and after-tax yields for Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust that are lower than the tax-equivalent yields available on municipal securities at the time.

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Additional Investment Information

        The Funds may make the following investments, among others. The table identifies which of the investment strategies discussed in this statement of additional information are principal investment strategies of each Fund. The principal strategies of each Fund are also discussed in the Prospectuses. The section following the table discusses each of the investment strategies mentioned. The Funds will not necessarily buy all of the types of securities or use all of the investment techniques that are described.

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Principal Investment Strategies	Cash Reserves	Government Money	High Income Bond	Institutional Cash	Limited Maturity Bond	Municipal Money	Municipal Securities
Fixed Income Securities	X	X	X	X	X	X	X
Municipal Obligations						X	X
U.S. Government and Agency Securities	X	X		X	X
Repurchase Agreements	X	X	X	X	X
Securities Loans	X	X	X	X		X	X
Commercial Paper	X			X
Reverse Repurchase Agreements	X	X		X
Financial Services Obligations	X			X
Variable or Floating Rate Securities	X		X	X	X	X
Mortgage-Backed Securities					X
Asset-Backed Securities	X			X	X
U.S. Dollar-Denominated Foreign Debt Securities	X			X	X
Foreign Currency Denominated Securities					X
Lower-Rated Debt Securities			X		X
Equity Securities			X
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Description of Municipal Obligations (All Funds except Neuberger Berman Government Money Fund and Neuberger Berman High Income Bond Fund).

        Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer’s bond counsel at the time the obligations are issued.

        Municipal obligations include “general obligation” securities, which are backed by the full taxing power of a municipality, and “revenue” securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. “Anticipation notes” are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

        The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund’s investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

        Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

        Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the “Rule”). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC’s intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

        The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

        From time to time, federal legislation has affected the availability of municipal obligations for investment by any Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, each of Neuberger Berman Municipal Money and Neuberger Berman Municipal Securities Trust would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service (“Service”) occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time of the Fund’s purchase of the relevant security.

        General Obligation Bonds. A general obligation bond is backed by the governmental issuer’s pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

        Revenue Bonds. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities, (5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable “moral commitment” of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

        Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

        Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

        Municipal Lease Obligations (Neuberger Berman Municipal Securities Trust). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Fund will usually invest in municipal lease obligations through certificates of participation (“COPs”), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality’s credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a “non-appropriation” clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Fund.

        Municipal Notes. Municipal notes include the following:

        1.     Project notes are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development (“HUD”). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

        2.     Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as income, sales, use, and business taxes, and are payable from these future revenues.

        3.     Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

        4.     Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

        5.     Construction loan notes are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or GNMA.

        6.     Tax-exempt commercial paper is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

        7.     Pre-refunded and “escrowed” municipal bonds are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). The Funds can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

        Residual Interest Bonds (Neuberger Berman Municipal Securities Trust). The Fund may purchase one component of a municipal security that is structured in two parts: A variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

        Tender Option Bonds (Neuberger Berman Municipal Securities Trust). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. NB Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond’s rating falls below investment grade. The tax treatment of tender option bonds is unclear and the Fund will not invest in them unless NB Management has assurances that the interest thereon will be exempt from federal income tax.

        Yield and Price Characteristics of Municipal Obligations. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

        Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund’s investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Funds invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

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        Policies and Limitations. As a fundamental policy, Neuberger Berman Municipal Money Fund normally invests at least 80% of its net assets in municipal securities and Neuberger Berman Municipal Securities Trust normally invests at least 80% of its total assets in municipal obligations. Except as otherwise provided in the Prospectuses for those Funds and this SAI, the Funds’ investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time. Neuberger Berman Limited Maturity Bond Fund may invest up to 5% of its net assets in municipal obligations. Neuberger Berman Cash Reserves and Institutional Cash Fund may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Neuberger Berman High Income Bond Fund may invest in municipal obligations but has no current intention of doing so.

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        U.S.  Government and Agency Securities (All Funds). “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States. “U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae, Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as “Student Loan Marketing Association”), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the Treasury’s discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See “Mortgage-Backed Securities,” below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

        Policies and Limitations. Neuberger Berman Cash Reserves and Institutional Cash Funds may invest 25% or more of their total assets in U.S. Government and Agency Securities. Under normal circumstances, Neuberger Berman High Income Bond Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities. Neuberger Berman Government Money Fund normally invests at least 80% of its net assets in U.S. Government and Agency Securities, including repurchase agreements on these same types of securities. Neuberger Berman Municipal Money, Neuberger Berman Municipal Securities Trust and Neuberger Berman Limited Maturity Bond Funds have no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each of those Funds must invest according to its investment objective and policies.

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        Inflation-Indexed Securities (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). The Funds may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on it than on a conventional bond.

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        Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

        Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

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        Illiquid Securities. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to the Funds.

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        Policies and Limitations. Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust may each invest up to 15% of its net assets in illiquid securities (10% in the case of Neuberger Berman Cash Reserves, Government Money, Institutional Cash, and Municipal Money Funds).

        Repurchase Agreements. (All Funds) In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

        Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (10% in the case of Neuberger Berman Cash Reserves, Government Money, Institutional Cash, and Municipal Money Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund’s investment policies and limitations would allow it to purchase directly, except that Neuberger Berman Municipal Money Fund may invest only in repurchase agreements with respect to securities rated in the highest rating category by S&P, Moody’s, or any other nationally recognized statistical rating organization (“NRSRO”) or unrated securities determined by NB Management to be of comparable quality, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

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        Securities Loans. Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

        Policies and Limitations. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. For Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Neuberger Berman Institutional Cash Fund, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of Cash Reserves, Government Money and Institutional Cash does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

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        Restricted Securities and Rule 144A Securities (All Funds except Neuberger Berman Government Money Fund). The Funds may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

        Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

        Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund’s 15% (10% in the case of the Neuberger Berman Cash Reserves, Institutional Cash and Municipal Money Funds) limit on investments in illiquid securities.

        Commercial Paper (All Funds except Neuberger Berman Government Money Fund). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

        Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund’s 15% (10% in the case of Neuberger Berman Cash Reserves, Institutional Cash and Municipal Money Fund) limit on investments in illiquid securities. Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody’s (P-1), or deemed by NB Management to be of equivalent quality.

        Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund’s net asset value (“NAV”) and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

        For Neuberger Berman Cash Reserves, Neuberger Berman Government Money and Neuberger Berman Institutional Cash Fund, their investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Funds generally will enter into a reverse repurchase agreement only if the adviser anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near the close of regular trading on the New York Stock Exchange (“NYSE”).

        Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of each Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund’s obligations under the agreement. Neuberger Berman Cash Reserves, NB Government Money and Neuberger Berman Institutional Cash Fund each may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, none of these Funds currently intends to invest more than 20% of its total assets in reverse repurchase agreements. For each of these Funds, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligations under the agreement.

        Banking and Savings Institution Securities (All Funds except Neuberger Berman Government Money Fund). These include CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers’ acceptances in which the Funds invest typically are not covered by deposit insurance.

        A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

        Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

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        In addition, for the Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

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        Financial Services Obligations (Neuberger Berman Cash Reserves and Neuberger Berman Institutional Cash Fund). Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because each Fund normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

        CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers’ acceptances in which each Fund invests typically are not covered by deposit insurance.

        Policies and Limitations. Each Fund normally will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

        Variable or Floating Rate Securities; Demand and Put Features. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, “Adjustable Rate Securities”) ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

        Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund’s quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

        The Adjustable Rate Securities in which Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust invest are municipal obligations. Among the Adjustable Rate Securities in which Neuberger Berman Cash Reserves and Institutional Cash may invest are so-called guaranteed investment contracts (“GICs”) issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Fund to recover its assets may depend on the treatment of GICs under state insurance laws.

        Policies and Limitations. Except for Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund, no Fund may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. The Neuberger Berman Cash Reserves, Institutional Cash and Municipal Money Funds may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

        For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

        GICs are generally regarded as illiquid. Thus, neither of the Neuberger Berman Cash Reserves and Institutional Cash Funds may invest in such GICs if, as a result, more than 10% of the value of its net assets would then be invested in such GICs and other illiquid securities.

        Purchases with a Standby Commitment to Repurchase (Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable “put” option held by a Fund that terminates if the Fund sells the obligations to a third party.

        The Funds may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund’s ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

        Although neither Fund currently intends to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

        Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund’s investment portfolio.

        Policies and Limitations. Neither Fund will invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax. Neither Fund will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

        Participation Interests (Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust). The Funds may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Fund’s adviser to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days’ notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

        Policies and Limitations. Neither Fund will purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations in which it holds participation interests is exempt from federal income tax.

        Money Market Funds (All Funds except Neuberger Berman Government Money Fund). Each Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

        Policies and Limitations. For cash management purposes, each Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. None of the Funds has any current intention to make use of this authority. Otherwise, each Fund’s investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.

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        Other Investment Companies (All Funds). Each Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

        As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

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        Policies and Limitations. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund’s investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets in the aggregate.

        Mortgage-Backed Securities (All Funds except Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

        Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

        Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

        Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

        Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund’s investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Fund’s quality standards. NB Management will, consistent with the Funds’ investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

        Policies and Limitations. A Fund may not purchase mortgage-backed securities that, in NB Management’s opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund and Neuberger Berman Government Money Fund) of the Fund’s net assets would be invested in illiquid securities. Neuberger Berman Government Money Fund may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

        Real Estate-Related Instruments (Neuberger Berman High Income Bond Fund). Real estate-related instruments include shares of real estate investment trusts (“REITs”), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

        Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended (“Code”) and failing to maintain exemption from the 1940 Act.

        The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable fees.

        Policies and Limitations. The Fund may invest up to 20% of its total assets in real estate-related instruments, preferred stock, warrants, common stock or other equity securities.

        Asset-Backed Securities (All Funds except Neuberger Berman Government Money Fund, Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal SecuritiesTrust). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

        Certificates for Automobile ReceivablesSM (“CARSSM”) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

        Credit card receivable securities are backed by receivables from revolving credit card agreements (“Accounts”). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer’s ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

        Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

        Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman High Income Bond Fund each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.

         U.S. Dollar-Denominated Foreign Debt Securities (All Funds except Neuberger Berman Government Money Fund, Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

        Policies and Limitations. These investments are subject to each Fund’s quality, maturity, and duration standards.

        Foreign Currency Denominated Securities (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers’ acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

        Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

        Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

        Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

        Policies and Limitations. Each Fund may invest up to 25% of its net assets in foreign securities denominated in or indexed to foreign currencies and, with respect to Neuberger Berman High Income Bond Fund, American Depositary Receipts (“ADRs”) on such securities. Within that limitation, however, neither Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. The Funds invest in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

        American Depositary Receipts (Neuberger Berman High Income Bond Fund). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.

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        Policies and Limitations. The Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of the Fund’s net assets. ADRs on foreign securities which are denominated in foreign currencies are subject to the Fund’s 25% limit on foreign securities denominated in foreign currencies.

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        Dollar Rolls (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). In a “dollar roll,” a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund’s NAV and may be viewed as a form of leverage. A “covered roll” is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

        Policies and Limitations. Dollar rolls are considered borrowings for purposes of a Fund’s investment policies and limitations concerning borrowings.

        When-Issued and Delayed Delivery Transactions (All Funds). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by a Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

        When-issued and delayed delivery transactions enable a Fund to “lock in” what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

        The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

        Policies and Limitations. Neither Neuberger Berman Municipal Money Fund nor Neuberger Berman Municipal Securities Trust may invest more than 10% of its total assets in when-issued securities. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

        When a Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund’s purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued or delayed delivery purchases.

        Leverage (Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, and Neuberger Berman Institutional Cash Fund). Each Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund’s NAVs. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund’s shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.

        Policies and Limitations. Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Neuberger Berman Government Money and Institutional Cash each may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, none of the Funds will invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

        Options and Forward Contracts (Neuberger Berman High Income Bond Fund). As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

        Futures Contracts and Options Thereon (Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman Municipal Securities Trust and Neuberger Berman High Income Bond Fund). The Funds may purchase and sell interest rate and bond index futures contracts and options thereon, and Neuberger Berman Limited Maturity and High Income Bond Funds may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, “Futures” or “Futures Contracts”) and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Funds view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Funds.

        A “sale” of a Futures Contract (or a “short” Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A “purchase” of a Futures Contract (or a “long” Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

        U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange’s affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

        Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

        “Margin” with respect to Futures is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund’s Futures positions. The margin deposit made by a Fund when it enters into a Futures Contract (“initial margin”) is intended to assure its performance of the contract. If the price of the Futures Contract changes — increases in the case of a short (sale) position or decreases in the case of a long (purchase) position — so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit (“variation margin”). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, each Fund marks to market the value of its open Futures positions. A Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

        An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

        Although each Fund believes that the use of Futures Contracts will benefit it, if NB Management’s judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, a Fund’s overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund’s futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

        Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

        Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

        Policies and Limitations. The Funds may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Funds engage in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Neither Fund engages in transactions in Futures or options thereon for speculation.

        Call Options on Securities (Neuberger Berman High Income Bond and Neuberger Berman Limited Maturity Bond Fund). Each Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income. Fund securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

        When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, each Fund writes only “covered” call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. A Fund may be obligated to deliver securities underlying a call option at less than the market price.

        The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of “naked” or uncovered call options, which the Funds will not do), but is capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

        If a call option that a Fund has written expires unexercised, that Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

        When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

        Policies and Limitations. Each Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Each Fund may write covered call options for the purpose of producing income. Each Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

        Put Options on Securities (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). Each Fund may write and purchase put options on securities. A Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. A Fund may be obligated to purchase the underlying security at more than its current value.

        When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

        Fund securities on which put options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

        Policies and Limitations. Each Fund may write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by the Fund).

        General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

        Options are traded both on national securities exchanges and in the over-the-counter (“OTC”) market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that a Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty’s insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Funds may engage in OTC options transactions.

        The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund’s statement of assets and liabilities. This liability is adjusted daily to the option’s current market value, which is the last reported sales price before the time the Fund’s NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

        Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

        A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

        A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

        The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

        Policies and Limitations. The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund’s 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

        Options on Securities Indices and Other Financial Indices (Neuberger Berman High Income Bond Fund). The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

        Forward Foreign Currency Contracts (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). Each Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price (“Forward Contracts”). Each Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

        Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

        At the consummation of a Forward Contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

        NB Management believes that the use of foreign currency hedging techniques, including “proxy-hedges,” can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

        However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

        Policies and Limitations. The Funds do not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

        Options on Foreign Currencies (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). Each Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

        Policies and Limitations. The Funds would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

        Combined Transactions (Neuberger Berman High Income Bond Fund). The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument (as defined below) as part of a single or combined strategy when, in the judgment of NB Management, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on NB Management’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s management objective.

        Regulatory Limitations on Using Futures, Options on Futures, Options on Securities, Securities Indices and Foreign Currencies, and Forward Contracts (collectively, “Hedging Instruments”) (Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust). To the extent a Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are “in-the-money”) may not exceed 5% of the Fund’s net assets.

        Cover for Hedging Instruments (Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust). Each Fund will comply with SEC guidelines regarding “cover” for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

        Policies and Limitations. Each Fund will comply with SEC guidelines regarding “cover” for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

        General Risks of Hedging Instruments (Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Fund’s securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of the Fund’s underlying securities or currency. There can be no assurance that a Fund’s use of Hedging Instruments will be successful.

        A Fund’s use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company (“RIC”). See “Additional Tax Information -- Taxation of the Funds.”

        The Funds are not obligated to use any Hedging Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.

        Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Fund’s underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

        Indexed Securities (Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund). The Neuberger Berman Limited Maturity Bond Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators (“indexed securities”). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

        Neuberger Berman High Income Bond Fund may invest in various securities that are intended to track broad-based, U.S. market Indices, including Standard & Poor’s Depository Receipts (“SPDRs”), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average (“DJIA”) and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market.

        Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

        Zero Coupon, Step Coupon and Pay-in-Kind Securities (All Funds). Each Fund may invest in zero coupon securities; Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman High Income Bond Fund may also invest in step coupon securities; and Neuberger Berman High Income Bond Fund may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities (“original issue discount” or “OID”) must be taken into income ratably by each Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

        Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See “Additional Tax Information -- Taxation of the Funds.”

        The market prices of zero coupon, step coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

        Swap Agreements (Neuberger Berman High Income Bond Fund and Neuberger Berman Municipal Securities Trust). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate “caps,” “floors,” and “collars.” In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

        In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

        Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund’s performance. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

        Policies and Limitations. In accordance with SEC staff requirements, the Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

        Lower-Rated Debt Securities (Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman High Income Bond Fund). Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

        During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

        The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or defaults. There can be no assurance that such declines will not recur.

        The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

        See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody’s.

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        Policies and Limitations. Neuberger Berman High Income Bond Fund currently intends to invest at least 80% of total assets under normal market conditions in debt securities rated by at least one rating agency as BBB/Baa or lower, or unrated securities of comparable quality. This policy does not apply to collateral received for securities lending. Neuberger Berman Limited Maturity Bond Fund may invest up to 10% of its net assets in lower-rated debt securities; Neuberger Berman Limited Maturity Bond Fund will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody’s or S&P or, if unrated by either of those entities, deemed by the managers to be of comparable quality. Neuberger Berman Limited Maturity Bond Fund may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permitted by the Fund’s investment policies.

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        Direct Debt Instruments (Neuberger Berman High Income Bond Fund). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under “Foreign Securities” in this SAI.

        Because the Fund’s ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution’s credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management’s analysis may include consideration of the borrower’s financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

        There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank’s creditors.

        Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

        Policies and Limitations. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund’s restriction on investing no more than 15% of its net assets in illiquid securities. The Fund’s policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as “issuers” of a loan participation by the Fund. In combination, the Fund’s policies and the SEC staff’s interpretations may limit the amount the Fund can invest in loan participations.

        Convertible Securities (Neuberger Berman High Income Bond Fund). A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

        The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

        Policies and Limitations. Securities convertible into common stock are not subject to the Fund’s 20% limitation on equity securities.

        Preferred Stock (Neuberger Berman High Income Bond Fund). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

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        Policies and Limitations. The Neuberger Berman High Income Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

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        Warrants (Neuberger Berman High Income Bond Fund). Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

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        Policies and Limitations. The Neuberger Berman High Income Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

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        Short Sales (Neuberger Berman High Income Bond Fund). The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

        The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

        The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

        The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund’s NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

        Policies and Limitations. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

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        Terrorism Risks. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds’ operations.

        Call Risk. Some debt securities in which the Funds may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the fund would have to reinvest the proceeds from the called security at the current, lower rates.

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        Fixed Income Securities. Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Ratings of Fixed Income Securities

        As discussed in the Prospectuses, the Funds may purchase securities rated by S&P, Moody’s, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody’s, which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

        High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody’s, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Neuberger Berman Cash Reserves, Institutional Cash and Municipal Money Funds.

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        Investment Grade Debt Securities. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by NB Management to be of comparable quality. Moody’s deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade.

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        Lower-Rated Debt Securities. Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

        Ratings Downgrades. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, with respect to Neuberger Berman Limited Maturity Bond Fund, NB Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund’s holdings of securities that are considered by the Fund to be below investment grade will not exceed 10% of its net assets. For Neuberger Berman High Income Bond Fund, depending on market and issuer-specific conditions, the Fund will generally sell any bonds that fall below “B3” by Moody’s or “B-” by S&P within a reasonable period of time. Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible under the Fund’s investment policies. With respect to the money market funds, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

          Duration and Maturity

        Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Funds except the money market portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as “term to maturity.” “Term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond’s likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond’s price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

        Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund’s duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

        There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities’ interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

        Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund are required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less. Neuberger Berman High Income Bond Fund has no limits on the maturity of its individual investments. However, it generally intends to focus on securities with maturities of 10 years or less, and to have an assumed dollar weighted average portfolio maturity of five to seven years. Neuberger Berman Limited Maturity Bond Fund’s dollar-weighted average duration will not exceed four years, although the Fund may invest in individual securities of any duration; the Fund’s dollar-weighted average maturity may range up to six years. Neuberger Berman Municipal Securities Trust’s dollar-weighted average duration will not exceed ten years.

Risks of Equity Securities

        Equity securities in which Neuberger Berman High Income Bond Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Convertible securities are not counted toward the Fund’s 20% limit on equity securities. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

        To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund’s NAV per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

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CERTAIN RISK CONSIDERATIONS

        Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective. Each Fund’s ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

PERFORMANCE INFORMATION

        Each Fund’s performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust will vary, and an investment in any of these Funds, when redeemed, may be worth more or less than an investor’s original cost.

        Neuberger Berman High Income Bond Fund had no operations prior to September 7, 2002. Performance results shown represent the performance of the Fund’s predecessor fund, the Lipper High Income Bond Fund Premier shares which had an investment program substantially identical to the Fund. Until February 9, 2001, the Investor and Trust Classes of each of the Funds (except Neuberger Berman High Income Bond Fund) were separate feeder funds in a master/feeder structure. Performance results shown represent the performance of each Class’ predecessor feeder fund, which had an identical investment program and the same fees as the corresponding Investor and Trust Class.

Yield Calculations

        Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund. Each of these Funds may advertise its “current yield” and “effective yield” in the financial press and other publications. A Fund’s current yield is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a “base period return,” which is then annualized — that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period — and shown as an annual percentage of the investment.

        The effective yield of these Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1.

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        For the seven calendar days ended October 31, 2003, the current yields of Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund were 0.55%, 0.46%, 0.78% and 0.36%, respectively. For the same period, the effective yields were 0.55%, 0.46%, 0.78% and 0.36% respectively. During this period, NB Management voluntarily reimbursed Neuberger Berman Government Money Fund for its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) that exceeded, in the aggregate, 0.47% of that Class’s average daily net assets. Yields for that Fund would have been lower if NB Management had not reimbursed the Fund.

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        Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust. Each of these Funds may advertise its “yield” based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

         (“a”) = dividends and interest earned during the period
         (“b”) = expenses accrued for the period (net of reimbursements)
        (“c”) = the average daily number of shares outstanding during the period that were entitled to receive dividends
        (“d”) = the maximum offering price per share on the last day of the period

YIELD = 2[(a-b + 1)6 – 1]
  cd

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        The annualized yields for Neuberger Berman Limited Maturity Bond Fund Investor Class, Neuberger Berman High Income Bond Fund and Neuberger Berman Municipal Securities Trust, respectively, for the 30-day period ended October 31, 2003 were 1.62%, 5.88%, and 2.67%. The annualized yield for Neuberger Berman Limited Maturity Bond Fund Trust Class for the same period was 1.52%. During this period, NB Management reimbursed Neuberger Berman Limited Maturity Bond Fund Investor Class, Neuberger Berman Limited Maturity Bond Fund Trust Class and Neuberger Berman Municipal Securities Trust for total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) that exceeded, in the aggregate, 0.70%, 0.80% and 0.65% of the Fund’s or Class’ average daily net assets, respectively. Yields would have been lower if NB Management had not reimbursed the Funds.

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Tax Equivalent Yield

        Neuberger Berman Government Money Fund. Much of the dividends this Fund pays may represent income it received on direct obligations of the U.S. Government and, as a result, is not subject to income tax in most states and localities. From time to time, this Fund may advertise a “tax equivalent yield” for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. Tax equivalent yield is calculated according to the following formula:

Tax Equivalent Yield = Y1+Y2
                                 1-MR

where Y1 equals the portion of the Fund’s current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund’s current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.

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        The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York and subject to that state’s highest marginal 2003 tax rate of 6.85% would have to have received a taxable current yield of 5.37% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 2003 rate of 3.648%, the taxpayer would have to have received a taxable current yield of 5.59% to equal the 5% after-tax yield.

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        The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund’s recent or future performance. Of course, all dividends paid by Government Money are subject to federal income taxation at applicable rates.

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        Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust. Each Fund may advertise a “tax equivalent yield” that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2003) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. Tax equivalent yield is calculated according to the following formula:

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Tax Equivalent Yield = Y1+Y2
                                 1-MR

where Y1 equals the portion of a Fund’s current or effective yield that is not subject to federal income tax, Y2 equals the portion of the Fund’s current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

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        For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2003, the computation is:

4% ÷ (1 — ..35) = 4 ÷ .65 = 6.15% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt. The tax-equivalent current yield and tax-equivalent effective yield of Neuberger Berman Municipal Money Fund for the 7-day period ended October 31, 2003, were 0.55% and 0.55%, respectively, assuming a marginal tax rate of 35% which was in effect during 2003. The tax-equivalent yield of Neuberger Berman Municipal Securities Trust for the 30-day period ended that date was 4.11%, assuming a marginal tax rate of 35% which was in effect during 2003.

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        The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds’ future performance.

Average Annual Total Return Computations

        Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust may advertise certain total return information. An average annual compounded rate of return (“T”) may be computed by using the redeemable value at the end of a specified period (“ERV”) of a hypothetical initial investment of $1,000 (“P”) over a period of time (“n”) according to the formula:

P(1+T)n = ERV

        Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

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        For the one-, five-, and ten-year periods ended October 31, 2003, the average annual total returns for Limited Maturity Investor Class were 3.23%, 4.89%, and 5.00%, respectively. If an investor had invested $10,000 in the Fund’s shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the value of that investor’s holdings would have been $28,740 on October 31, 2003. Returns would have been lower if NB Management had not waived certain fees during those periods.

        For the one-, five-, and ten-year periods ended October 31, 2003, the average annual total returns for Limited Maturity Trust Class were 3.00%, 4.77%, and 4.90%, respectively. If an investor had invested $10,000 in the Fund’s shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the value of that investor’s holdings would have been $28,498 on October 31, 2003.1 Returns would have been lower if NB Management had not waived certain fees during those periods.

        For the one-, five-, and ten-year periods ended October 31, 2003, the average annual total returns for High Income were 12.14%, 7.43% and 7.53%, respectively. If an investor had invested $10,000 in the Fund’s shares on February 1, 1992, and had reinvested all capital gain distributions and income dividends, the value of that investor’s holdings would have been $25,761 on October 31, 2003.2

        For the one-, five- and ten-year periods ended October 31, 2003, the average annual total returns for Municipal Securities were 4.50%, 4.97%, and 5.00%, respectively. If an investor had invested $10,000 in that Fund’s shares on July 9, 1987, and had reinvested all distributions, the value of that investor’s holdings would have been $25,980 on October 31, 2003.

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        NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in “Investment Management and Administration Services” below.

Average Annual Total Return After Taxes on Distributions

        An average annual rate of return after taxes on distribution (“T”) may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption (“ATVD”) of a hypothetical initial investment of $1,000 (“P”) over a period of time (“n”) according to the formula:

P(1+T)n = ATVD

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 The predecessor to the Trust Class commenced operations on August 30, 1993. In making this calculation, Investor Class performance is used for the period from June 9, 1986 to August 29, 1993. Because Investor Class has lower expenses, its performance would generally have been slightly better than that of Trust Class.

2 Reflects performance of the Lipper High Income Bond Fund (“Lipper Fund”) Premier Shares for the period April 1, 1996 through September 6, 2002 and the performance of Lipper Fund’s predecessor partnership for October 31, 1992 through March 31, 1996, as applicable. On April 1, 1996, Lipper Fund’s predecessor partnership transferred its assets to Lipper Fund in exchange for Lipper Fund’s Premier shares. The investment policies, objectives, guidelines and restrictions of Lipper Fund are in all material respects equivalent to those of its predecessor partnership. As a mutual fund registered under the 1940 Act, Lipper Fund is subject to certain restrictions under the 1940 Act and the Code to which its predecessor partnership was not subject. Had Lipper Fund’s predecessor partnership been registered under the 1940 Act and subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected. If the manager of Lipper Fund had not waived certain fees during the periods shown, total returns would have been lower.

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Investor Class	Average Annual Total Return After Taxes on Distributions -- Periods Ended 10/31/2003
	One Year	Five Years	Since 4/1/96[3]	Ten Years
High Income[4]	9.55%	4.31%	4.18%	N/A5
Limited Maturity[6]	1.92%	2.72%	N/A	2.66%
Municipal Securities	4.39%	4.95%	N/A	4.95%

Trust Class	Average Annual Total Return After Taxes on Distributions -- Periods Ended 10/31/2003
	One Year	Five Years	Ten Years
Limited Maturity[7]	1.72%	2.64%	2.61%
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Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares

        An average annual rate of return after taxes on distribution and sale of fund shares (“T”) may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares (“ATVDR”) of a hypothetical initial investment of $1,000 (“P”) over a period of time (“n”) according to the formula:

P(1+T)n = ATVDR

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3         The Lipper Fund was registered under the 1940 Act as of April 1, 1996.

4         See footnote 3.

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5         After-tax returns are not provided for the Lipper Fund’s predecessor partnership, because the partnership’s tax treatment was different than that of a registered investment company.

6         Returns would have been lower if NB Management had not waived certain fees during the periods shown.

7         Returns would have been lower if NB Management had not waived certain fees during the periods shown.

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Investor Class	Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares -- Periods Ended 10/31/2003
	One Year	Five Years	Since 4/1/96[8]	Ten Years
High Income[9]	7.77%	4.36%	4.31%	N/A10
Limited Maturity[11]	2.07%	2.80%	N/A	2.77%
Municipal Securities	4.21%	4.81%	N/A	4.85%

Trust Class	Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares -- Periods Ended 10/31/2003
	One Year	Five Years	Ten Years
Limited Maturity[12]	1.92%	2.72%	2.71%
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TRUSTEES AND OFFICERS

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         The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

8         The Lipper Fund was registered under the 1940 Act as of April 1, 1996.

9         See footnote 9.

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10         After-tax returns are not provided for the Lipper Fund’s predecessor partnership, because the partnership’s tax treatment was different than that of a registered investment company.

11          Returns would have been lower if NB Management had not waived certain fees during the periods shown.

12 Returns would have been lower if NB Management had not waived certain fees during the periods shown.

Information about the Board of Trustees

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Name, Age, and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Independent Trustees
John Cannon (74)	Trustee since 1994	Consultant. Formerly, Chairman and Chief Investment Officer, CDC Capital Management (registered investment adviser) (1993-January 1999); formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	37	Independent Trustee or Director of three series of OppenheimerFunds: Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.
Faith Colish (68)	Trustee since 2000	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney at Law and President, Faith Colish, A Professional Corporation; 1980 to 2002.	37	Director, American Bar Retirement Association (ABRA) since 1997 (not-for-profit membership association).
Walter G. Ehlers (70)	Trustee since 2000	Consultant; Retired President and Trustee, Teachers Insurance & Annuity (TIAA) and College Retirement Equities Fund (CREF).	37	None.

Name, Age, and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
C. Anne Harvey (66)	Trustee since 2000	Consultant, C.A. Harvey Associates since June 2001; formerly, Director, AARP, 1978 to December 2001.	37	Formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002; President, Board of Associates to The National Rehabilitation Hospital's Board of Directors since 2002; Member, American Savings Education Council's Policy Board (ASEC), 1998-2000; Member, Executive Committee, Crime Prevention Coalition of America, 1997-2000.
Barry Hirsch (70)	Trustee since 1993	Attorney-at-Law. Senior Counsel, Loews Corporation (diversified financial corporation) May 2002 until April 2003; formerly, Senior Vice President, Secretary and General Counsel, Loews Corporation.	37	None.
Robert A. Kavesh(76)	Trustee since 1993	Marcus Nadler Professor of Finance and Economics Emeritus, New York University Stern School of Business.	37	Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals) since 1978; Director, The Caring Community (not-for profit).

Name, Age, and Address (1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Howard A. Mileaf (67)	Trustee since 2000	Retired. Formerly, Vice President and Special Counsel, WHX Corporation (holding company) 1993 - 2001.	37	Director, WHX Corporation (holding company) since August 2002; Director, Webfinancial Corporation (holding company) since December 2002; Director, State Theatre of New Jersey (not-for-profit theater) since 2000; formerly, Director, Kevlin Corporation (manufacturer of microwave and other products).
John P. Rosenthal (71)	Trustee since 2000	Senior Vice President, Burnham Securities Inc. (a registered broker-dealer) since 1991.	37	Director, 92nd Street Y (non-profit) since 1967; formerly, Director, Cancer Treatment Holdings, Inc.
William E. Rulon (71)	Trustee since 1993	Retired. Senior Vice President, Foodmaker. Inc. (operator and franchiser of restaurants) until January 1997.	37	Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to "at risk" children) since 1998; formerly, Director, Prandium, Inc. (restaurants) from March 2001 until July 2002.
Cornelius T. Ryan (72)	Trustee since 2000	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital partnerships) and President, Oxford Venture Corporation.	37	Director, Capital Cash Management Trust (money market fund), Narragansett Insured Tax-Free Income Fund, Rocky Mountain Equity Fund, Prime Cash Fund, several private companies and QuadraMed Corporation (NASDAQ).

Name, Age, and Address (1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Tom Decker Seip (53)	Trustee since 2000	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc., (temporary staffing) May 2001 to January 2002; Senior Executive at the Charles Schwab Corporation from 1983 to 1999; including Chief Executive Officer, Charles Schwab Investment Management, Inc. and Trustee, Schwab Family of Funds and Schwab Investments from 1997 to 1998; and Executive Vice President-Retail Brokerage, Charles Schwab Investment Management from 1994 to 1997.	37	Director, H&R Block, Inc. (financial services company) since May 2001; Director, Forward Management, Inc. (asset management) since 2001; formerly, Director, General Magic (voice recognition software) November 2001 until 2002; Director, E-Finance Corporation (credit decisioning services) 1999-2003; Director, Save-Daily.com (micro investing services) 1999-2003; Director, Offroad Capital Inc. (pre-public internet commerce company).
Candace L. Straight (56)	Trustee since 1993	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector) 1998 until December 2002.	37	Director, Providence Washington (property and casualty insurance company) since December 1998; Director, Summit Global Partners (insurance brokerage firm) since October 2000.
Peter P. Trapp (59)	Trustee since 2000	Regional Manager for Atlanta Region, Ford Motor Credit Company since August, 1997; formerly, President, Ford Life Insurance Company, April 1995 until August 1997.	37	None.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Trustees who are "Interested Persons"
Edward I. O'Brien* (75)	Trustee since 2000	Formerly, Member, Investment Policy Committee, Edward Jones, 1993-2001; President, Securities Industry Association ("SIA") (securities industry's representative in government relations and regulatory matters at the federal and state levels) from 1974-1992; Adviser to SIA, November 1992-November 1993.	37	Director, Legg Mason, Inc. (financial services holding company) since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters) 1993-1999.
Jack L. Rivkin* (63)	President and Trustee since December 2002	Executive Vice President of Neuberger Berman Inc. (holding company) since 2002; Executive Vice President and Chief Investment Officer, Neuberger Berman since December 2002 and 2003, respectively; Director and Chairman, NB Management since December 2002; formerly, Executive Vice President, Citigroup Investments Inc., from September 1995 to February 2002; Executive Vice President, Citigroup Inc. from September 1995 to February 2002.	37	Director, Dale Carnegie and Associates, Inc. (private company) since 1998; Director, Emagin Corp. (public company) since 1997; Director, Solbright Inc. (private company) since 1998; Director, Infogate Corp. (private company) since 1997.
Peter E. Sundman* (44)	Chairman of the Board, Chief Executive Officer and Trustee since 2000	Executive Vice President, Neuberger Berman Inc. (holding company) since 1999; Head of Neuberger Berman Inc.'s Mutual Funds and Institutional Business since 1999; President and Director, NB Management since 1999; Executive Vice President, Neuberger Berman since 1999; formerly, Principal, Neuberger Berman from 1997 until 1999; Senior Vice President, NB Management from 1996 until 1999.	37	Director and Vice President, Neuberger & Berman Agency Inc. since 2000; formerly, Director, Neuberger Berman Inc. (holding company) from October 1999 through March 2003.
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(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the Trust’s Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

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(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*	Indicates a Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O’Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.
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Information about the Officers of the Trust

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Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)
Claudia A. Brandon (47)	Secretary since 1985	Vice President-Mutual Fund Board Relations, NB Management since 2000; Vice President, Neuberger Berman since 2002 and employee since 1999; Vice President, NB Management from 1986 to 1999; Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (four since 2002 and three since 2003).
Robert Conti (47)	Vice President since 2000	Senior Vice President, Neuberger Berman since 2003; Vice President, Neuberger Berman from 1999 until 2003; Senior Vice President, NB Management since 2000; Controller, NB Management until 1996; Treasurer, NB Management from 1996 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since 2003).
Brian J. Gaffney (50)	Vice President since 2000	Managing Director, Neuberger Berman since 1999; Senior Vice President, NB Management since 2000; Vice President, NB Management from 1997 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since 2003).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)
Sheila R. James (38)	Assistant Secretary since 2002	Employee, Neuberger Berman since 1999; Employee, NB Management from 1991 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).
Kevin Lyons (48)	Assistant Secretary since 2003	Employee, Neuberger Berman since 1999; Employee, NB Management from 1993 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).
John M. McGovern (34)	Assistant Treasurer since 2002	Vice President, Neuberger Berman since 2004; Employee, NB Management since 1993; Assistant Treasurer, seven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).
Barbara Muinos (45)	Treasurer and Principal Financial and Accounting Officer since 2002; prior thereto Assistant Treasurer since 1996	Vice President, Neuberger Berman since 1999; Assistant Vice President, NB Management from 1993 to 1999; Treasurer and Principal Financial and Accounting Officer, ten registered investment companies for which NB Management acts and investment manager and administrator (seven since 2002 and three since 2003); Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and administrator from 1996 until 2002.
Frederic B. Soule (57)	Vice President since 2000	Senior Vice President, Neuberger Berman since 2003; Vice President, Neuberger Berman from 1999 until 2003; Vice President, NB Management from 1995 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since 2003).
Trani Jo Wyman (34)	Assistant Treasurer since 2002	Employee, NB Management since 1991; Assistant Treasurer, seven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).
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(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

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        The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund’s advisory and sub-advisory contracts and other principal contracts. It is the Funds’ policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not “interested persons” of NB Management (including its affiliates) or the Trust (“Independent Fund Trustees”).. The Board of Trustees has established several standing committees to oversee particular aspects of the Funds’ management. The standing committees of the Board of Trustees are described below.

        Audit Committee. The Audit Committee’s purposes are (a) to oversee the Funds’ accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds’ financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds’ independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds’ independent auditors; and (e) to act as a liaison between the Funds’ independent auditors and the full Board. Its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met three times.

        Code of Ethics Committee. The Code of Ethics Committee oversees the administration of the Trust’s Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O’Brien. All members are except for Mr. O’Brien, Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met two times. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

         Contract Review Committee.The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, John P. Rosenthal, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

        Executive Committee. The Executive Committee has all the powers of the Board of Trustees when the Board of Trustees are not in session. Its members are John Cannon, Edward I. O’Brien, Jack L. Rivkin, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. Rivkin, Mr. O’Brien and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

        Nominating Committee. The Nominating Committee is responsible for nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf (Chairman), and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2003, the Committee met three times.

        Portfolio Transactions Committee. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Holdings Inc. (“Lehman Brothers”) to the Funds, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Funds’ trades and the consideration given to alternative trading systems. Its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met two times.

        Pricing Committee. The Pricing Committee oversees the procedures for pricing the Funds’ portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O’Brien, Jack L. Rivkin, John P. Rosenthal (Chairman), William E. Rulon, and Tom D. Seip. All members except for Mr. Rivkin and Mr. O’Brien are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

        The Trust’s Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

        The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

TABLE OF COMPENSATION FOR FISCAL YEAR ENDED 10/31/03
Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex
Independent Trustees
John Cannon Trustee	$14,915	$70,000
Faith Colish Trustee	$14,915	$70,000
Walter G. Ehlers Trustee	$14,915	$70,000
C. Anne Harvey Trustee	$14,915	$70,000
Barry Hirsch Trustee	$14,915	$70,000
Robert A. Kavesh Trustee	$14,915	$70,000
Howard A. Mileaf Trustee	$14,915	$70,000
John P. Rosenthal Trustee	$14,915	$70,000
William E. Rulon Trustee	$14,915	$70,000
Cornelius T. Ryan Trustee	$14,915	$70,000
Tom Decker Seip Trustee	$13,248	$62,500
Candace L. Straight Trustee	$14,915	$70,000
Peter P. Trapp Trustee	$13,248	$62,500
Trustees who are "Interested Persons"
Edward I. O'Brien Trustee	$14,915	$70,000
Jack L. Rivkin President and Trustee	$0	$0
Peter E. Sundman Chairman of the Board, Chief Executive Officer and Trustee	$0	$0

        On January 30, 2004, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities

         Set forth below is the dollar range of securities owned by each Trustee as of December 31, 2003.

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Ownership of Securities

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      Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2001.

	Cash Reserves	Government Money	High Income	Limited Maturity	Municipal Money	Municipal Securities	Institutional Cash
John Cannon	A	A	A	A	A	A	A
Faith Colish	A	A	A	C	A	A	A
Walter G. Ehlers	A	A	A	A	A	A	A
C. Anne Harvey	A	A	A	C	A	A	A
Barry Hirsch	A	A	A	A	A	A	A
Robert A. Kavesh	A	A	A	A	A	A	A
Howard A. Mileaf	C	A	C	A	E	B	B
John P. Rosenthal	A	A	A	A	A	A	A
William E. Rulon	A	A	A	A	A	A	C
Cornelius T. Ryan	C	A	A	A	A	A	A
Tom Decker Seip	A	A	A	A	A	A	A
Candace L. Straight	B	C	A	D	A	E	A
Peter P. Trapp	A	A	B	A	A	A	A
Edward I. O'Brien	A	A	A	A	A	A	A
Jack L. Rivkin	A	A	A	A	A	A	A
Peter E. Sundman	B	A	A	A	A	A	A
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A = None    B = $1-$10,000     C = $10,000-$50,000    D = $50,000-$100,000     E = over $100,000

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Name of Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
John Cannon	None
Faith Colish	Over $100,000
Walter G. Ehlers	None
C. Anne Harvey	$50,001 - $100,000
Barry Hirsch	None
Robert A. Kavesh	$10,001 - $50,000
Howard A. Mileaf	Over $100,000
John P. Rosenthal	Over $100,00
William E. Rulon	$50,001 - $100,000
Cornelius T. Ryan	$50,001 - $100,000
Tom Decker Seip	$1-$10,000
Candace L. Straight	Over $100,000
Peter P. Trapp	$10,001 - $50,000
Trustees who are "Interested Persons"
Edward I. O'Brien	Over $100,000
Jack L. Rivkin	$1 - $10,000
Peter E. Sundman	Over $100,000

* Valuation as of December 31, 2003.

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Independent Trustees Ownership of Securities

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        No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers, which controls the Neuberger Berman entities.

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

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        NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated November 3, 2003 (“Management Agreement”).

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        The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds’ assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

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        NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See “Trustees and Officers.” Each Fund pays NB Management a management fee based on the Fund’s average daily net assets, as described below.

        NB Management provides facilities, services, and personnel to each Fund pursuant to two administration agreements with the Trust, one for each class, dated November 3, 2003 (“Administration Agreement”). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class’s average daily net assets, as described below.

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        Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund’s shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

        From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees

        For investment management services, each Fund (except Neuberger Berman High Income Bond Fund and Neuberger Berman Institutional Cash Fund) pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund’s average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Neuberger Berman High Income Bond Fund pays NB Management a fee at the annual rate of 0.48% of average daily net assets. Neuberger Berman Institutional Cash Fund pays NB Management a fee at the annual rate of 0.10% of the Fund’s average daily net assets.

        For administrative services, the Investor Class of each Fund pays NB Management at the annual rate of 0.27% of that Class’s average daily net assets. With a Fund’s consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.

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        Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 2003, 2002, and 2001:

	Management and Administration Fees Accrued for Fiscal Years Ended October 31
Investor Class	2003	2002	2001
Cash Reserves	$3,758,736	$4,475,801	$7,516,163
Government Money	$5,818,281	$5,999,044	$2,173,119
High Income	$2,536,032	$151,592*	N/A
Limited Maturity	$1,132,364	$1,065,233	$914,418
Municipal Money	$2,617,043	$2,373,032	$1,823,785
Municipal Securities	$221,754	$173,804	$157,604

* For the period from September 7, 2002 (commencement of operations) to October 31, 2002.

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        For administrative services, the Trust Class of the Neuberger Berman Institutional Cash Fund and Neuberger Berman Limited Maturity Bond Fund pay NB Management at the annual rate of 0.15% and 0.50% of that Class’s average daily net assets, respectively. With the Funds’ consent, NB Management may subcontract to third parties some of its responsibilities to the Class under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.

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	Management and Administration Fees Accrued for Fiscal Years Ended October 31
Trust Class	2003	2002	2001
Institutional Cash	$7,301,581	$6,863,149	$4,088,927
Limited Maturity	$308,769	$304,259	$233,713

Waivers and Reimbursements

        NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a class-by-class basis. If any Fund is omitted from the descriptions of the class-by-class waivers or reimbursements below, that class of the Fund is not subject to any waivers or reimbursements.

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Investor Class

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        NB Management has contractually undertaken to reimburse the Investor Class of each of Neuberger Berman Cash Reserves, Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust so that the total operating expenses of each Investor Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.65% for Cash Reserves and Municipal Securities; 1.00% for High Income; and 0.70% for Limited Maturity of average daily net assets. This undertaking lasts until October 31, 2007. The Investor Class of each of Neuberger Berman Cash Reserves, Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.65% for Cash Reserves and Municipal Securities; 1.00% for High Income; and 0.70% for Limited Maturity of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

        During the fiscal year ended October 31, 2003, Neuberger Berman High Income Bond Fund repaid NB Management $1,905 of expenses that NB Management reimbursed to the Fund.

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        Prior to February 11, 2002, NB Management had voluntarily undertaken to reimburse the Investor Class of each of Neuberger Berman Cash Reserves, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust for its total operating expenses that exceeded, in the aggregate, 0.65% for Cash Reserves and Municipal Securities and 0.70% per annum for Limited Maturity of that Class’s average daily net assets.

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        For the fiscal years ended October 31, 2003, 2002, and 2001, NB Management reimbursed the Funds the following amounts of expenses:

Investor Class	2003	2002	2001
Cash Reserves	$0	$0	$0
Government Money	$1,344,675	$1,030,976	$0
High Income	$0	$1,905*	N/A
Limited Maturity	$81,375	$68,388	$65,690
Municipal Securities	$140,242	$150,078	$128,305
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* For the period from September 7, 2002 (commencement of operations) to October 31, 2002.

Trust Class

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        NB Management has contractually undertaken to reimburse the Trust Class of each of Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Institutional Cash Fund so that the total operating expenses of each Trust Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.80% for Limited Maturity and 0.41% for Institutional Cash of average daily net assets. This undertaking lasts until October 31, 2007. The Trust Class of each of Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Institutional Cash Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.80% for Limited Maturity and 0.41% for Institutional Cash of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

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        Prior to February 11, 2002, NB Management had voluntarily undertaken to reimburse the Trust Class of each of Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Institutional Cash Fund for its total operating expenses that exceeded, in the aggregate, 0.41% for Institutional Cash and 0.80% for Limited Maturity of average daily net assets.

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        For the fiscal years ended October 31, 2003, 2002, and 2001, NB Management reimbursed each Class or its predecessor fund the following amounts of expenses:

Trust Class	2003	2002	2001
Limited Maturity	$53,395	$50,425	$65,975
Institutional Cash	$0	$0	$0

All Classes

        The Management Agreement continues until October 31, 2005. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

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        The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days’ written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days’ written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser

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        NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated November 3, 2003 (“Sub-Advisory Agreement”).

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        The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

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        The Sub-Advisory Agreement continues until October 31, 2005 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days’ prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

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        Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Board Consideration of the Management and Sub-Advisory Agreements


        Neuberger Berman Inc., the parent company of NB Management and Neuberger Berman, entered into an agreement with Lehman Brothers on July 21, 2003, whereby Lehman Brothers agreed to acquire Neuberger Berman Inc. and, as a result, indirectly assume control of NB Management and Neuberger Berman (the “Transaction”), subject to certain conditions. Upon completion of the Transaction, the Funds’ then-existing management and sub-advisory agreements with NB Management and Neuberger Berman, respectively, automatically terminated. Prior to the Transaction, the Board met to consider the Management and Sub-Advisory Agreements, which are identical to the previous management and sub-advisory agreements, except for the dates of execution and termination.

        In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Neuberger Berman Inc., NB Management, Neuberger Berman and Lehman Brothers and met with senior representatives of Neuberger Berman Inc., NB Management, Neuberger Berman and Lehman Brothers regarding their personnel, operations and financial condition. The Fund Trustees also reviewed the terms of the Transaction and its possible effects on the Funds and their shareholders. The Independent Fund Trustees were advised by independent legal counsel throughout this process.

        The Board considered the following factors to be of primary importance to its approval of the Management and Sub-Advisory Agreements: (1) that the terms of the Management and Sub-Advisory Agreements are identical in all material respects to those of the existing agreements; (2) assurances by a representative of Lehman Brothers that NB Management and Neuberger Berman will maintain substantial operational autonomy and continuity of management following the Transaction; (3) the favorable history, reputation, qualification, and background of Neuberger Berman Inc., NB Management, Neuberger Berman, and Lehman Brothers, as well as the qualifications of their personnel and their respective financial conditions; (4) the overall commitment of Lehman Brothers to retaining personnel currently employed by NB Management and Neuberger Berman who currently provide services to the Funds; (5) the fee and expense ratios of the Funds relative to comparable mutual funds; (6) that the fee and expense ratios of the Funds appear to the Board to be reasonable given the quality of services expected to be provided and the fees are identical to those paid by the Funds in the past; (7) the commitment of NB Management to maintain the Funds’ current voluntary and contractual expense limitation agreements to ensure Fund shareholders do not face an increase in expenses upon consummation of the Transaction; (8) the performance of the Funds relative to comparable mutual funds and unmanaged indices; (9) the commitment of Neuberger Berman Inc. and its affiliates to pay the expenses of the Funds in connection with the Transaction including all expenses in connection with the solicitation of proxies so that shareholders of the Funds would not have to bear such expenses; (10) the possible benefits that may be realized by the Funds as a result of NB Management’s and Neuberger Berman’s combination with Lehman Brothers, including the resources of Lehman Brothers that would be available to each Fund; and (11) that the Transaction is expected to help ensure continuity of management of the Funds and may reduce the potential for future vulnerability to changes in control of NB Management and Neuberger Berman that could be adverse to the Funds’ interests.

        In addition, the Board had previously considered the terms of the previous management and sub-advisory agreements, which have terms substantially identical to the Management and Sub-Advisory Agreements, as part of its annual review of those agreements. The Board evaluated whether the agreements were in the best interests of each Fund and its shareholders. The Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the agreements and the overall fairness of the agreements to the Funds. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board’s consideration of these and other issues. The Board also retained an independent consultant to provide additional data and met with the consultant to discuss the proper interpretation of that data.

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        With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered NB Management or Neuberger Berman’s use of brokers or dealers in fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Funds and by other clients of NB Management and Neuberger Berman from such services. The Board also considered NB Management and Neuberger Berman’s positive compliance history, as the firms have been free of significant compliance problems.

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        With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the agreements and the profitability of NB Management and its affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered that certain Funds’ fee structures provide for a reduction of payments resulting from economies of scale. The Board also considered the contractual limits on Fund expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to NB Management’s profit or loss on each Fund for a recent period, and carefully examined NB Management’s cost allocation methodology.

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        These matters were also considered by the Independent Fund Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

Investment Companies Managed

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        As of December 31, 2003, the investment companies managed by NB Management had aggregate net assets of approximately $22.4 billion. NB Management currently serves as investment manager of the following investment companies:

Name	Approximate Net Assets at December 31, 2003
Neuberger Berman Cash Reserves	$608,854,160
Neuberger Berman Government Money Fund	$1,053,073,674
Neuberger Berman High Income Bond Fund	$578,938,539
Neuberger Berman Institutional Cash Fund	$2,627,789,965
Neuberger Berman Limited Maturity Bond Fund	$225,036,200
Neuberger Berman Municipal Money Fund	$401,275,933
Neuberger Berman Municipal Securities Trust	$39,611,733

Name	Approximate Net Assets at December 31, 2003
Neuberger Berman Strategic Income Fund	$26,011,638
Neuberger Berman Century Fund	$17,636,602
Neuberger Berman Fasciano Fund	$333,570,755
Neuberger Berman Focus Fund	$1,827,129,433
Neuberger Berman Genesis Fund	$5,987,510,540
Neuberger Berman Guardian Fund	$1,710,505,138
Neuberger Berman International Fund	$106,215,900
Neuberger Berman Manhattan Fund	$350,477,573
Neuberger Berman Millennium Fund	$61,787,529
Neuberger Berman Partners Fund	$1,666,769,834
Neuberger Berman Real Estate Fund	$38,417,388
Neuberger Berman Regency Fund	$36,338,205
Neuberger Berman Socially Responsive Fund	$170,575,503
Neuberger Berman Advisers Management Trust	$1,987,244,413
Neuberger Berman Intermediate Municipal Fund Inc.	$487,641,189
Neuberger Berman California Intermediate Municipal Fund Inc.	$158,913,610
Neuberger Berman New York Intermediate Municipal Fund Inc.	$130,607,763
Neuberger Berman Real Estate Income Fund Inc.	$133,653,079
Neuberger Berman Realty Income Fund Inc.	$724,168,491
Neuberger Berman Real Estate Securities Income Fund, Inc.	$491,164,745
Neuberger Berman Income Opportunity Fund Inc.	$403,584,489

        The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, “Other NB Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

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        There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds’ having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

        The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Code of Ethics

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        The Funds, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds’ managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

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Management and Control of NB Management and Neuberger Berman


        Neuberger Berman and NB Management are wholly owned by Lehman Brothers, a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed “control persons,” all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Heidi L. Steiger, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

        Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers’ address is 745 Seventh Avenue, New York, New York 10019.

        According to a Schedule 13G jointly filed on February 12, 2003 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the “Mutuelles AXA”), AXA (“AXA”), and AXA Financial, Inc., a subsidiary of AXA (“AFI”): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 14,663,847 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 7,928,133 of such shares, shared voting power with respect to 1,232,544 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,880,365 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York NY 10104.

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DISTRIBUTION ARRANGEMENTS

        Neuberger Berman Cash Reserves, Neuberger Berman Government Money, Neuberger Berman High Income Bond, Neuberger Berman Limited Maturity Bond, Neuberger Berman Municipal Money Funds, and Neuberger Berman Municipal Securities Trust offer a class of shares, known as Investor Class. Neuberger Berman Limited Maturity Bond and Neuberger Berman Institutional Cash Funds offer a class of shares known as Trust Class shares.

Distributor

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        NB Management serves as the distributor (“Distributor”) in connection with the offering of each Fund’s shares. Investor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Trust Class Shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

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        In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds’ “principal underwriter” within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund’s Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund’s Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds’ shares.

        For each Funds’ Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds’ shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds’ shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

        From time to time, for the Trust Class, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

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        The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class (“Distribution Agreements”). The Distribution Agreements continue until October 31, 2005. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

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ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

        Each Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for each class of a Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent.

        Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Neuberger Berman Institutional Cash Fund and Neuberger Berman Municipal Money Fund try to maintain stable NAVs of $1.00 per share. They value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Neuberger Berman Municipal Money Fund calculate their NAVs as of noon Eastern time on each day the NYSE is open. Neuberger Berman Institutional Cash Fund calculates its NAV at 4 p.m. Eastern Time on each day the NYSE and the Federal Reserve Wire System are open.

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        Neuberger Berman Municipal Securities Trust, Neuberger Berman High Income Bond and Neuberger Berman Limited Maturity Bond Funds value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Fund Trustees believe accurately reflects fair value. The Funds periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust each calculates it NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

        If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other securities and assets, including restricted securities, by a method that the Fund Trustees believe accurately reflects fair value.

        If NB Management believes that the price of a security obtained under a Fund’s valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value.

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Automatic Investing and Dollar Cost Averaging

        Each Funds’ Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder’s checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

        Automatic investing enables an Investor Class shareholder to take advantage of “dollar cost averaging.” As a result of dollar cost averaging, an Investor Class shareholder’s average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

ADDITIONAL EXCHANGE INFORMATION

        As more fully set forth in the section of the Prospectuses entitled “Maintaining Your Account,” each Fund’s Investor Class shareholders may redeem at least $1,000 worth of a Fund’s shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Equity, Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. An Institution may exchange any Fund’s Trust Class shares for Trust Class shares of one or more of the other Neuberger Berman Funds, if made available through that Institution.

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EQUITY FUNDS
Neuberger Berman Century Fund	Invests mainly in common stocks of large-capitalization companies. The manager seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates.
Neuberger Berman Fasciano Fund	Seeks long-term capital growth. The portfolio manager also may consider a company's potential for income prior to selecting it for the Fund. The Fund invests mainly in the common stocks of small-cap companies i.e., those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.
Neuberger Berman Focus Fund	Seeks long-term capital growth. Invests mainly in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy and may invest 50% or more of its assets in any one sector.
Neuberger Berman Genesis Fund (This fund is closed to new investors.)	Seeks growth of capital. Invests mainly in stocks of companies with small market capitalizations (no more than $1.5 billion at the time of the Fund's investment). Fund managers seek to buy the stocks of undervalued companies whose current product lines and balance sheets are strong.
Neuberger Berman Guardian Fund	Seeks long-term growth of capital and secondarily, current income. Invests mainly in stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.
Neuberger Berman International Fund	Seeks long-term capital appreciation by investing primarily in foreign stocks of any capitalization, both in developed economies and in emerging markets. The Fund manager seeks undervalued companies in countries with strong potential for growth.

EQUITY FUNDS
Neuberger Berman Manhattan Fund	Seeks growth of capital. Invests in securities believed to have the maximum potential for long-term capital appreciation. Fund managers seek fast-growing companies with above-average sales and competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.
Neuberger Berman Millennium Fund	Seeks growth of capital by investing mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time of initial investment. The Fund co-managers take a growth approach to stock selection, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable relative to its growth rate.
Neuberger Berman Partners Fund	Seeks capital growth through an approach that is intended to increase capital with reasonable risk. The Fund manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.
Neuberger Berman Real Estate Fund	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Neuberger Berman Regency Fund	Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies which the manager believes have solid fundamentals.
Neuberger Berman Socially Responsive Fund	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

INCOME FUNDS
Neuberger Berman Cash Reserves	A money market fund seeking the highest current income consistent with safety and liquidity. The Fund invests in high-quality money market instruments. The Fund also may engage in reverse repurchase agreements and securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.
Neuberger Berman Government Money Fund	A U.S. Government money market fund seeking maximum safety and liquidity and the highest available current income. The Fund invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements on such securities. The Fund also may engage in reverse repurchase agreements and securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.
Neuberger Berman High Income Bond Fund	Seeks high total returns consistent with capital presentation. The Fund normally invests primarily in a diversified portfolio of U.S. intermediate-term, high-yield corporate bonds, including those sometimes known as "junk" bonds.
Neuberger Berman Limited Maturity Bond Fund	Seeks the highest current income consistent with low risk to principal and liquidity and, secondarily, total return. The Fund invests in debt securities, primarily investment grade; maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.
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MUNICIPAL FUNDS
Neuberger Berman Municipal Money Fund	A money market fund seeking the maximum current income exempt from federal income tax, consistent with safety and liquidity. The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.
Neuberger Berman Municipal Securities Trust	Seeks high current tax-exempt income with low risk to principal, limited price fluctuation, and liquidity and, secondarily, total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

*/ As rated by Moody’s or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

        Any Fund described herein, and any of the Equity Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

        There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, Neuberger Berman Institutional Cash Fund or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

        The right to redeem a Fund’s shares may be suspended or payment of the redemption price postponed (1) when the NYSE) is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund’s shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open (“Business Day”) after termination of the suspension.

        As noted in the applicable Prospectus, each of the Bond Funds, as well as Neuberger Berman Municipal Securities Trust prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, these Funds will generally price their shares as of the earlier closing time.

        The Neuberger Berman Institutional Cash Fund prices its shares as of the close of regular trading on the NYSE and the Federal Reserve Wire System which is normally 4 p.m. The NYSE or Federal Reserve Wire System may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Fund will generally price its shares as of the earlier closing time.

        Each of the Money Funds calculates its share price as of noon on days on which the NYSE is open. If the NYSE were to close regular trading before noon, these funds would price their shares as of the earlier closing time.

Redemptions in Kind

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        Limited Maturity, High Income, Municipal Money and Municipal Securities reserve the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. Government Money, Institutional Cash and Cash Reserves also reserve the right, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Management determined that it was in the best interests of a Fund’s shareholders as a whole.

Market Timing

        As noted in the Funds’ prospectuses, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Under certain circumstances, the Funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

        Although the Funds diligently monitor for excessive short-term trading activity, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by Institutions is severely limited in those instances in which the Institution maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

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DIVIDENDS AND OTHER DISTRIBUTIONS

        Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. A Fund’s net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. With respect to Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman High Income Bond Fund and Neuberger Berman Municipal Securities Trust, net investment income, and with respect to all the Funds, net gains and losses, are reflected in a Fund’s NAV until distributed. Neuberger Berman Government Money and Neuberger Berman Municipal Money Funds and Neuberger Berman Cash Reserves calculate their net investment income and share price as of noon (Eastern time) on each Business Day; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time). Neuberger Berman Institutional Cash Fund calculates its share price as of the close of regular trading on the NYSE and Federal Reserve Wire System (usually 4 p.m. Eastern time).

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        Income dividends for each Fund are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of Neuberger Berman Government Money Fund, Neuberger Berman Municipal Money Fund, Neuberger Berman Institutional Cash Fund and Neuberger Berman Cash Reserves begin earning income dividends on the Business Day the proceeds of the purchase order are converted to “federal funds” if converted by 12:00 noon (Eastern time) (4:00 p.m. in the case of Neuberger Berman Institutional Cash Fund) that day, or the next day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to “federal funds” and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

        Each Fund’s dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash (“cash election”). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder’s original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

        A shareholder’s cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder’s cash election. Thereafter, the shareholder’s dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

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        Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Funds

        To continue to qualify for treatment as a RIC under the Code, each Fund – which is treated as a separate corporation for federal tax purposes – must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and for Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman High Income Bond Fund net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

        By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

        Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

        Interest and dividends a Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

        The use by Neuberger Berman High Income Bond Fund and Neuberger Berman Limited Maturity Bond Fund of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments either such Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

        Neuberger Berman High Income Bond Fund’s and Neuberger Berman Limited Maturity Bond Fund’s exchange-traded Futures Contracts, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively “Section 1256 contracts”) are required to be “marked-to-market” (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that either such Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. Each such Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

        Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

        When a covered call option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

        If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

        Each Fund (except Neuberger Berman Government Money Fund) may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond’s principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) (“municipal market discount bonds”). If a bond’s market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

        Each Fund may acquire zero coupon or other securities issued with OID. Neuberger Berman High Income Bond Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, each Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Taxation of the Funds’ Shareholders

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        If shares of Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund, or Neuberger Berman Municipal Securities Trust (“Variable NAV Funds”) are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Each Fund is required to withhold 28% of all dividends and capital gain distributions, and each Variable NAV Fund is required to withhold the same percentage of redemption proceeds, payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

        As described in “Maintaining Your Account” in each Prospectus, a Fund may close a shareholder’s account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund’s payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

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VALUATION OF PORTFOLIO SECURITIES

        Each of Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Neuberger Berman Institutional Cash Fund, and Neuberger Berman Municipal Money Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds’ reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

PORTFOLIO TRANSACTIONS

        Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

        In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Fund or NB Management. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

        In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman’s normal internal research activities, Neuberger Berman’s expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client’s whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation.

        The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds’ benefit.

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        During the fiscal year ended October 31, 2003, Neuberger Berman Cash Reserves acquired securities of the following of its “regular brokers or dealers”: Banc One Capital Markets, Inc.; Barclays Bank PLC; Citigroup Global Markets, Inc.; Deutsche Bank Securities, Inc.; Goldman Sachs & Co.; J.P. Morgan Chase & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and State Street Bank and Trust Company. At October 31, 2003, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: Banc One Capital Markets, Inc., $14,986,972; Barclarys Bank PLC, $9,996,811; Citigroup Global Markets, Inc., $11,983,935; Deutsche Bank Securities, Inc., $10,000,000; Goldman Sachs & Co., $9,947,267; J.P. Morgan Chase & Co., $6,977,110; Merrill Lynch, Pierce, Fenner & Smith Inc., $9,999,142; and State Street Bank and Trust Company, $898,000.

        During the fiscal year ended October 31, 2003, Neuberger Berman Government Money Fund acquired securities of the following of its “regular brokers or dealers”: State Street Bank & Trust Company. At October 31, 2003, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: State Street Bank & Trust Company, $29,456,000.

        During the fiscal year ended October 31, 2003, Neuberger Berman High Income Bond Fund acquired securities of the following of its “regular brokers or dealers”: State Street Bank & Trust Company. At October 31, 2003, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: State Street Bank & Trust Company, $24,745,000.

        During the fiscal year ended October 31, 2003, Neuberger Berman Institutional Cash Fund acquired securities of the following of its “regular brokers or dealers”: Banc One Capital Markets, Inc.; Barclarys Bank PLC; Citigroup Global Markets, Inc.; Deutsche Bank Securities, Inc.; Goldman, Sachs & Co.; J.P. Morgan Chase & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and State Street Bank & Trust Company. At October 31, 2003, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: Banc One Capital Markets, Inc., $64,940,811; Barclarys Bank PLC, $49,986,333; Citigroup Global Markets, Inc., $72,939,163; Deutsche Bank Securities, Inc., $50,000,000; Goldman, Sachs & Co., $24,868,167; J.P. Morgan Chase & Co., $53,370,600; and Merrill Lynch, Pierce, Fenner & Smith Inc., $29,997,425.

        During the fiscal year ended October 31, 2003, Neuberger Berman Limited Maturity Bond Fund acquired securities of the following of its “regular brokers or dealers”: J.P. Morgan Chase & Co.; Lehman Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and State Street Bank and Trust Company. At October 31, 2003, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: J.P. Morgan Chase & Co., $1,086,682; Lehman Brothers, Inc., $636,871; and Merrill Lynch, Pierce, Fenner & Smith Inc., $1,202,719.

        During the fiscal year ended October 31, 2003, Neuberger Berman Municipal Money Fund did not acquire any securities of its “regular brokers or dealers”. At October 31, 2003, that Fund held none of the securities of its “regular brokers or dealers.”

        During the fiscal year ended October 31, 2003, Neuberger Berman Municipal Securities Trust did not acquire any securities of its “regular brokers or dealers”. At October 31, 2003, that Fund held none of the securities of its “regular brokers or dealers.”

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        No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

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        The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

        The use of Neuberger Berman and Lehman Brothers as brokers for the Funds is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

        Under the 1940 Act, commissions paid by the Funds to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Fund’s policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management’s judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

        A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

        To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

        Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Funds. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

        The Funds expect that they will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

        In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman’s normal internal research activities, Neuberger Berman’s expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client’s whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

        A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Funds and Other NB Funds (collectively, “NB Funds”) and some of Neuberger Berman’s managed accounts (“Managed Accounts”) evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

        The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund’s benefit.

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Portfolio Turnover

        Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust calculate their portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

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Proxy Voting

        The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

        Neuberger Berman has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

        Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. (“ISS”) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

        Neuberger Berman’s guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

        In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

        If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

        Beginning September 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

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REPORTS TO SHAREHOLDERS

        Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds

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        Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

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        Prior to November 9, 1998, the name of the Trust was “Neuberger & Berman Income Funds,” and the term “Neuberger Berman” in each Fund’s name (except Neuberger Berman Institutional Cash Fund and Neuberger Berman High Income Bond Fund) was “Neuberger & Berman.”

        The predecessors of Funds (except for Neuberger Berman High Income Bond Fund and Neuberger Berman Institutional Cash Fund) were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the Funds in April 1993.

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        Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

        Shareholder Meetings. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

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        Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

    Other.Because Trust Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

CUSTODIAN AND TRANSFER AGENT

        Each Fund has selected State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All Trust Class correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INDEPENDENT AUDITORS

        Each Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

LEGAL COUNSEL

        Each Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

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        As of January 30, 2004, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND	Name & Address	Percent Owned

Government Money	Neuberger Berman LLC
Investor Class	Attn: Operational Accounting
	55 Water St. 27th Fl.
	New York NY 10041-0004	92.5%

Cash Reserves	Neuberger Berman LLC
Investor Class	Attn: Operational Accounting
	55 Water St. 27th Fl.
	New York, NY 10041-0004	62.3%

Municipal Money	Neuberger Berman LLC
Investor Class	Attn: Operational Accounting
	55 Water St. 27th Fl.
	New York, NY 10041-0004	96.1%

Municipal Securities	Charles Schwab & Co. Inc.
Investor Class	Attn: Mutual Funds
	101 Montgomery St.
	San Francisco, CA 94104-4122	24.6%

Limited Maturity	Charles Schwab & Co. Inc.
Investor Class	Attn: Mutual Funds
	101 Montgomery St.
	San Francisco, CA 94104-4122	20.8%

	Neuberger Berman LLC
	001-30025-14
	55 Water St. 27th Fl.
	New York, NY 10041-0004	11.9%

Limited Maturity	Nationwide Life Insurance QPVA
Trust Class	IPO Portfolio Accounting
	PO Box 182029
	Columbus OH 43218-2029	38.0%

	Hartford Life Insurance Co.
	Separate Acct TK
	Attn: David Ten Broeck
	200 Hopemead St.
	Simsbury CT 06089-9793	28.0%

	National Financial Service Corp.
	For the Exclusive Benefit of Our Customers
	PO Box 3908
	Church Street Station
	New York, NY 10008-3908	7.0%

	Stephen Inc. FBO 80014140
	111 Center St.
	Little Rock, AR 72201-4402	6.0%

	Chase Manhattan Bank TTEE
	Various Retirement Plans
	Under PPI Retirement Programs
	Professional Pensions Inc.
	PO Box 2000
	Middletown, CT 06457-2000	5.0%

High Income	Charles Schwab & Co. Inc.
Investor Class	Attn: Mutual Funds
	101 Montgomery St.
	San Francisco, CA 94104-4122	33.1%

	National Financial Services
	For the Exclusive Benefit of Their Clients
	PO Box 3908
	Church St. Station
	New York, NY 10008-3908	12.7%

Institutional Cash	Neuberger Berman LLC
Trust Class	Attn: Operational Accounting
	55 Water St. 27th Fl.
	New York, NY 10041-0004	79.0%

	Neuberger Berman
	Genesis Cash SweepAccount
	Attn: Barbara Muinos
	605 3rd Avenue Front 2
	New York, NY 10158-0180	11.0%
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REGISTRATION STATEMENT

        This SAI and the Prospectuses do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

        Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

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        The following financial statements and related documents are incorporated herein by reference from the Funds’ Annual Report to shareholders for the fiscal year ended October 31, 2003:

The audited financial statements of the Funds and notes thereto for the fiscal year ended October 31, 2003, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of the Funds.
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Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

        S&P corporate bond ratings:

        AAA — Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

        A — Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB — Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

        BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        CI — The rating CI is reserved for income bonds on which no interest is being paid.

        D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        Plus (+) or Minus (-) — The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      Moody’s corporate bond ratings:

        Aaa — Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

        Aa — Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as “high grade bonds.” They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

        A — Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa — Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba — Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B — Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa — Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca — Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C — Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Modifiers — Moody’s may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P commercial paper ratings:

        A-1 — This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

        Moody’s commercial paper ratings:

        Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries.
  High rates of return on funds employed.
  Conservative capitalization structures with moderate reliance on debt and ample asset protection.
  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

NEUBERGER BERMAN STRATEGIC INCOME FUND
(A series of Neuberger Berman Income Funds)

STATEMENT OF ADDITIONAL INFORMATION

Institutional Class Shares

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DATED: February 28, 2004

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605 Third Avenue, 2nd Floor, New York, NY 10158-0180
Toll Free 800-877-9700

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        Neuberger Berman Strategic Income Fund (“Fund”) is a mutual fund that offers shares pursuant to a Prospectus dated February 28, 2004.

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        The Prospectus for the Institutional Class shares provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

        This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus.

        No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

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        The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. ©2004 Neuberger Berman Management Inc. All rights reserved.

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TABLE OF CONTENTS
INVESTMENT INFORMATION	3
Investment Policies and Limitations	3
Cash Management and Temporary Defensive Positions	5
Additional Investment Information	5
Risks of Equity Securities	34
CERTAIN RISK CONSIDERATIONS	35
PERFORMANCE INFORMATION	35
Yield Calculations	35
Average Annual Total Return Computations	36
Average Annual Total Return After Taxes on Distributions	36
Average Annual Return After Taxes on Distributions and Sale of Fund Shares	37
TRUSTEES AND OFFICERS	37
Independent Trustees Ownership of Securities	47
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	48
Investment Manager and Administrator	48
Management and Administration Fees	49
Waivers and Reimbursements	49
Institutional Class	49
Sub-Adviser	50
Investment Companies Managed	53
Code of Ethics	55
Management and Control of NB Management and Neuberger Berman	55
DISTRIBUTION ARRANGEMENTS	56
ADDITIONAL PURCHASE INFORMATION	57
Share Prices and Net Asset Value	57
ADDITIONAL REDEMPTION INFORMATION	58
Suspension of Redemptions	58
Redemptions in Kind	58
Market Timing	58
DIVIDENDS AND OTHER DISTRIBUTIONS	59

ADDITIONAL TAX INFORMATION	59
Taxation of The Fund	59
Taxation of The Fund's Shareholders	63
PORTFOLIO TRANSACTIONS	63
Proxy Voting	68
REPORTS TO SHAREHOLDERS	69
ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	69
CUSTODIAN AND TRANSFER AGENT	70
INDEPENDENT AUDITORS	70
LEGAL COUNSEL	70
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	71
REGISTRATION STATEMENT	71
FINANCIAL STATEMENTS	71
APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER	A-1
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INVESTMENT INFORMATION

        The Fund is a separate operating series of Neuberger Berman Income Funds (“Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“SEC”) as a diversified, open-end management investment company.

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        The Neuberger Berman Strategic Income Fund commenced operations on July 11, 2003.

        The following information supplements the discussion in the Fund’s Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

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        (1)  67% of the total units of beneficial interest (“shares”) of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

        (2)  a majority of the outstanding shares of the Fund.

        These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

Investment Policies and Limitations

        With respect to the limitation on borrowings, the Fund may pledge assets in connection with permitted borrowings.

        Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

        The Fund’s fundamental investment policies and limitations are as follows:

         1.     Borrowing. The Fund may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund’s total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2.     Commodities. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities other than foreign currency), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

         3.     Diversification. The Fund may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government and Agency Securities”), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         4.     Industry Concentration. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest up to 25% of its total assets in the real estate industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

         5.     Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments, or (ii) by engaging in repurchase agreements.

         6.     Real Estate. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

         7.     Senior Securities. The Fund may not issue senior securities, except as permitted under the 1940 Act.

         8.     Underwriting. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

        Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

        Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

        The Fund’s non-fundamental investment policies and limitations are as follows:

        1.     Illiquid Securities. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

        2.     Borrowing. The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

        3.     Lending. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

        4.     Margin Transactions. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

Cash Management and Temporary Defensive Positions

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        For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which the Fund normally invests. Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management, to manage uninvested cash and cash collateral received in connection with securities lending.

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Additional Investment Information

        Fixed Income Securities. Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”).

      Ratings of Fixed Income Securities

        As discussed in the Prospectus, the Fund may purchase securities rated by S&P, Moody’s, or any other Nationally Recognized Statistical Rating Organization (“NRSRO”). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P and Moody’s, which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

        High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody’s, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

        Investment Grade Debt Securities. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by NB Management to be of comparable quality. Moody’s deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade.

        Lower-Rated Debt Securities. Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described below for lower-rated debt securities.

        Ratings Downgrades. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Fund. In such a case, NB Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund’s holdings of securities that are considered by the Fund to be below investment grade will not exceed 25% of its assets.

      Duration and Maturity

        Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as “term to maturity.” “Term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond’s likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond’s price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

        Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Fund’s duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

        There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities’ interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

        The Fund has no limits on the maturity of its individual investments. However, it generally intends its dollar-weighted average duration to be up to five years.

        Lower-Rated Debt Securities. Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category by at least one NRSRO that has rated them or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

        During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

        The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or defaults. There can be no assurance that such declines will not recur.

        The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

        See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody’s.

        Policies and Limitations. The Fund may invest up to 25% of its total assets in securities that are below investment grade provided that at the time of purchase, they are rated at least B by Moody’s or S&P or, if unrated by either of these, deemed by the adviser to be of comparable quality.

        Real Estate-Related Instruments. Real estate-related instruments include shares of real estate investment trusts (also known as “REITs”), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

        Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended (“Code”), and failing to maintain exemption from the 1940 Act.

        The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable fees.

        Policies and Limitations. The Fund may invest up to 25% of its total assets in real-estate related instruments, preferred stock, warrants, common stock or other equity securities.

    U.S. Government and Agency Securities. “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States. “U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as “Student Loan Marketing Association”), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the Treasury’s discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See “Mortgage-Backed Securities,” below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

        Illiquid Securities. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to the Fund.

        Policies and Limitations. The Fund may invest up to 15% of its net assets in illiquid securities.

        Repurchase Agreements. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

        Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund’s investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

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        Securities Loans. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

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        Policies and Limitations. In order to realize income, the Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated nfor purposes of the 20% limit. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Trustees.

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        Restricted Securities and Rule 144A Securities. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

        Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

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        Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund’s 15% limit on investments in illiquid securities.

        When-Issued and Delayed Delivery Transactions. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

        When-issued and delayed delivery transactions enable the Fund to “lock in” what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

        The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

        Policies and Limitations. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

        When the Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund’s purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

        Futures Contracts and Options Thereon. The Fund may purchase and sell interest rate and bond index futures contracts and options thereon, foreign currency futures contracts (with interest rate and bond index futures contracts, “Futures” or “Futures Contracts”) and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Fund.

        A “sale” of a Futures Contract (or a “short” Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A “purchase” of a Futures Contract (or a “long” Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

        U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as “contract markets” by the Commodity futures commission merchant that is a member of the relevant contract market. Futures Trading Commission (“CFTC”); Futures transactions must be executed through a The exchange’s affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

        Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

        “Margin” with respect to Futures is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund’s Futures positions. The margin deposit made by the Fund when it enters into a Futures Contract (“initial margin”) is intended to assure its performance of the contract. If the price of the Futures Contract changes — increases in the case of a short (sale) position or decreases in the case of a long (purchase) position — so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit (“variation margin”). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, the Fund marks to market the value of its open Futures positions. The Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

        An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

        Although the Fund believes that the use of Futures Contracts will benefit it, if NB Management’s judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund’s overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund’s futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

        Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

        Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

        Policies and Limitations. The Fund may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Fund engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in Futures or options thereon for speculation.

        Call Options on Securities. The Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income. Fund securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

        When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the option. When writing call options, the Fund writes only “covered” call options on securities it owns. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying a call option at less than the market price.

        The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of “naked” or uncovered call options, which the Fund will not do), but is capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

        If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

        When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

        Policies and Limitations. The Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. The Fund may write covered call options for the purpose of producing income. The Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

        Put Options on Securities. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

        When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

        Fund securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

        Policies and Limitations. The Fund may write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by the Fund.)

        General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

        Options are traded both on national securities exchanges and in the over-the-counter (“OTC”) market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counterparty, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty’s insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

        The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund’s statement of assets and liabilities. This liability is adjusted daily to the option’s current market value, which is the last reported sales price before the time the Fund’s NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

        Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

        The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

        The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

        The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

        Policies and Limitations. The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund’s 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

        Options on Securities Indices and Other Financial Indices. The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

        Forward Foreign Currency Contracts. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price (“Forward Contracts”). The Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

        Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

        At the consummation of a Forward Contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

        NB Management believes that the use of foreign currency hedging techniques, including “proxy-hedges,” can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

        However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of the Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

        Policies and Limitations. The Fund does not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

        Options on Foreign Currencies. The Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

        Policies and Limitations. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

        Combined Transactions. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument (as defined below) as part of a single or combined strategy when, in the judgment of NB Management, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on NB Management’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s management objective.

        Regulatory Limitations on Using Futures, Options on Futures, Options on Securities, Securities Indices and Foreign Currencies, and Forward Contracts. To the extent the Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are “in-the-money”) may not exceed 5% of the Fund’s net assets.

        Cover for Hedging Instruments. The Fund will comply with SEC guidelines regarding “cover” for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet current obligations. The Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

        Policies and Limitations. The Fund will comply with SEC guidelines regarding “cover” for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

        General Risks of Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Fund’s securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of the Fund’s underlying securities or currency. There can be no assurance that the Fund’s use of Hedging Instruments will be successful.

        The Fund’s use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to qualify as a regulated investment company (“RIC”). See “Additional Tax Information -- Taxation of the Fund.”

        The Fund is not obligated to use any Hedging Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.

        Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Fund’s underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

        Zero Coupon, Step Coupon and Pay-in-Kind Securities and Discount Obligations. The Fund may invest in zero coupon securities, step coupon securities and pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. The Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities (“original issue discount” or “OID”) must be taken into income ratably by the Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

        Because the Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See “Additional Tax Information -- Taxation of the Fund.”

        The market prices of zero coupon securities, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

        Inflation-Indexed Securities. The Fund may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on it than on a conventional bond.

        Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

        Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, the Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

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        Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

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        Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund’s 15% limit on investments in illiquid securities.

        Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund’s net asset value (“NAV”) and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

        Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of the Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligations under the agreement. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligations under the agreement.

        Banking and Savings Institution Securities. These include CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers’ acceptances in which the Fund invests typically are not covered by deposit insurance.

        A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

        Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

        In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

        Variable or Floating Rate Securities; Demand and Put Features. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, “Adjustable Rate Securities”) ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

        Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund’s quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

        Policies and Limitations. The Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit.

        For purposes of determining its dollar-weighted average maturity, the Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

        Money Market Funds. The Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

        Policies and Limitations. For cash management purposes, the Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, the Fund’s investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.

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        Other Investment Companies. The Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets such as foreign markets because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

        As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

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        Policies and Limitations. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund’s investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets in the aggregate.

        Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

        Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

        Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

        Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

        Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund’s investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Fund’s quality standards. NB Management will, consistent with the Fund’s investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

        Policies and Limitations. The Fund may not purchase mortgage-backed securities that, in NB Management’s opinion, are illiquid if, as a result, more than 15% of the Fund’s net assets would be invested in illiquid securities.

        Asset-Backed Securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

        Certificates for Automobile ReceivablesSM(“CARSSM”) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

        Credit card receivable securities are backed by receivables from revolving credit card agreements (“Accounts”). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer’s ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

        Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

        The Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Fund.

    U.S. Dollar-Denominated Foreign Debt Securities. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

        Policies and Limitations. These investments are subject to the Fund’s quality, maturity, and duration standards.

        American Depositary Receipts. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.

        Policies and Limitations. The Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of the Fund’s net assets. ADRs on foreign securities which are denominated in foreign currencies are subject to the Fund’s 20% limit on foreign securities denominated in foreign currencies.

        Foreign Currency Denominated Securities. Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers’ acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

        Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

        Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

        Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

        The risks of foreign investing are generally heightened in emerging markets. Securities traded in certain emerging market countries may be subject to risks in addition to risks typically posed by foreign debt investing due to the inexperience of financial intermediaries, the lack of modern technology and lack of a sufficient capital base to expand business operations.

        Policies and Limitations. The Fund may invest up to 20% of its net assets in foreign securities denominated in or indexed to foreign currencies and American Depository Receipts (“ADRs”) on such securities. Within that limitation, however, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Fund invests in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

        Dollar Rolls. In a “dollar roll,” the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund’s NAV and may be viewed as a form of leverage. A “covered roll” is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

        Policies and Limitations. Dollar rolls are considered borrowings for purposes of the Fund’s investment policies and limitations concerning borrowings.

        Swap Agreements. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate “caps,” “floors,” and “collars.” In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

        In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

        Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund’s performance. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

        Policies and Limitations. In accordance with SEC staff requirements, the Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

        Direct Debt Instruments. Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under “Foreign Securities” in this SAI.

        Because the Fund’s ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution’s credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management’s analysis may include consideration of the borrower’s financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

        There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank’s creditors.

        Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

        Policies and Limitations. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund’s restriction on investing no more than 15% of its net assets in illiquid securities. The Fund’s policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as “issuers” of a loan participation by the Fund. In combination, the Fund’s policies and the SEC staff’s interpretations may limit the amount the Fund can invest in loan participations.

        Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

        The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

        Policies and Limitations. Securities convertible into common stock are not subject to the Fund’s 25% limitation on equity securities.

        Preferred Stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

        Warrants. Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

        Short Sales. The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

        The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

        The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

        The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund’s NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

        Policies and Limitations. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

        Indexed Securities. The Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators (“indexed securities”). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

        The Fund may invest in various securities that are intended to track broad-based, U.S. market Indices, including Standard & Poor’s Depository Receipts (“SPDRs”), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average (“DJIA”) and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market.

        Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

        Combined Transactions. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument as part of a single or combined strategy when, in the judgment of its Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on its Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s management objective.

        Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

        Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. These coupons are not obligations of the U.S. Treasury.

        Stripped Mortgage Backed Securities (SMBS). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

        Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

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        Terrorism Risks. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds’ operations.

        Call Risk. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the fund would have to reinvest the proceeds from the called security at the current, lower rates.

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Risks of Equity Securities

        Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Convertible securities are not counted toward the Fund’s 25% limit on equity securities. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

        To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund’s NAVs per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

CERTAIN RISK CONSIDERATIONS

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        Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Fund will achieve its investment objective. The Fund’s ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

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PERFORMANCE INFORMATION

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        The Fund’s performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. The share prices of the Fund will vary, and an investment in this Fund, when redeemed, may be worth more or less than an investor’s original cost.

        The Neuberger Berman Strategic Income Fund had no operations prior to July 11, 2003. Performance results shown for the Fund include the period July 11, 2003 to October 31, 2003. After-tax return information is not shown for the Fund.

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Yield Calculations

        The Fund may advertise its “yield” based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

            ("a") = dividends and interest earned during the period
            ("b") = expenses accrued for the period (net of reimbursements)
            ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends
            ("d") = the maximum offering price per share on the last day of the period

                                                          YIELD = 2[(a-b + 1)6 - 1]
                                                                              cd

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        The annualized yield for Neuberger Berman Strategic Income Fund for the 30-day period ended October 31, 2003 was 3.69%.

Average Annual Total Return Computations

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        The Fund may advertise certain total return information. An average annual compounded rate of return (“T”) may be computed by using the redeemable value at the end of a specified period (“ERV”) of a hypothetical initial investment of $1,000 (“P”) over a period of time (“n”) according to the formula:

                                                           P(1+T)n = ERV

        Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

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        For the period from July 11, 2003 (commencement of operations) to October 31, 2003, the average annual cumulative total return for the Fund was 1.95%. If an investor had invested $10,000 in that Fund’s shares on July 1, 2003, and had reinvested all capital gain distributions and income dividends, the value of that investor’s holdings would have been $10,195 on October 31, 2003.

        NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in “Investment Management and Administration Services” below.

Average Annual Total Return After Taxes on Distributions

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        An average annual rate of return after taxes on distribution (“T”) may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption (“ATVD”) of a hypothetical initial investment of $1,000 (“P”) over a period of time (“n”) according to the formula:

                                                           P(1+T)n = ATVD

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        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return After Taxes on Distributions and Sale of Fund Shares

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        An average annual rate of return after taxes on distribution and sale of fund shares (“T”) may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares (“ATVDR”) of a hypothetical initial investment of $1,000 (“P”) over a period of time (“n”) according to the formula:

                                                           P(1+T)n = ATVDR

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TRUSTEES AND OFFICERS

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        The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

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Information about the Board of Trustees

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Name, Age, and Address (1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Independent Trustees
John Cannon (74)	Trustee since 1994	Consultant. Formerly, Chairman and Chief Investment Officer, CDC Capital Management (registered investment adviser) (1993-January 1999); formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	37	Independent Trustee or Director of three series of OppenheimerFunds: Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer
Faith Colish (68)	Trustee since 2000	Counsel, Carter Ledyard amp; Milburn LLP (law firm) since October 2002; formerly, Attorney at Law and President, Faith Colish, A Professional Corporation; 1980 to 2002.	37	Director, American Bar Retirement Association (ABRA) since 1997 (not-for-profit membership association).
Walter G. Ehlers (70)	Trustee since 2000	Consultant; Retired President and Trustee, Teachers Insurance & Annuity (TIAA) and College Retirement Equities Fund (CREF).	37	None.

Name, Age, and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
C. Anne Harvey (66)	Trustee since 2000	Consultant, C.A. Harvey Associates since June 2001; formerly, Director, AARP, 1978 to December 2001.	37	Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002; President, Board of Associates to The National Rehabilitation Hospital's Board of Directors since 2002; Member, American Savings Education Council's Policy Board (ASEC) 1998-2000; Member, Executive Committee Crime Prevention Coalition of America, 1997-2000.
Barry Hirsch (70)	Trustee since 1993	Attorney-at-Law. Senior Counsel, Loews Corporation (diversified financial corporation) May 2002 until April 2003; formerly, Senior Vice President, Secretary and General Counsel, Loews Corporation.	37	None.
Robert A. Kavesh (76)	Trustee since 1993	Marcus Nadler Professor of Finance and Economics Emeritus, New York University Stern School of Business.	37	Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals) since 1978; Director, The Caring Community (not-for profit).

Name, Age, and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Howard A. Mileaf (67)	Trustee since 2000	Retired. Formerly, Vice President and Special Counsel, WHX Corporation (holding company) 1993 - 2001.	37	Director, WHX Corporation (holding company) since August 2002; Director, Webfinancial Corporation (holding company) since December 2002; Director, State Theatre of New Jersey (not-for-profit theater) since 2000; formerly, Director, Kevlin Corporation (manufacturer of microwave and other products).
John P. Rosenthal (71)	Trustee since 2000	Senior Vice President, Burnham Securities Inc. (a registered broker-dealer) since 1991.	37	Director, 92nd Street Y (non-profit) since 1967; formerly, Director, Cancer Treatment Holdings, Inc.
William E. Rulon (71)	Trustee since 1993	Retired. Senior Vice President, Foodmaker. Inc. (operator and franchiser of restaurants) until January 1997.	37	Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to "at risk" children) since 1998; formerly, Director, Prandium, Inc. (restaurants) from March 2001 until July 2002.
Cornelius T. Ryan (72)	Trustee since 2000	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital partnerships) and President, Oxford Venture Corporation.	37	Director, Capital Cash Management Trust (money market fund), Narragansett Insured Tax-Free Income Fund, Rocky Mountain Equity Fund, Prime Cash Fund, several private companies and QuadraMed Corporation (NASDAQ).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Tom Decker Seip (53)	Trustee since 2000	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc., (temporary staffing) May 2001 to January 2002; Senior Executive at the Charles Schwab Corporation from 1983 to 1999; including Chief Executive Officer, Charles Schwab Investment Management, Inc. and Trustee, Schwab Family of Funds and Schwab Investments from 1997 to 1998; and Executive Vice President-Retail Brokerage, Charles Schwab Investment Management from 1994 to 1997.	37	Director, H amp;R Block, Inc. (financial services company) since May 2001; Director, Forward Management, Inc. (asset management) since 2001; formerly, Director, General Magic (voice recognition software) November 2001 until 2002; Director, E-Finance Corporation (credit decisioning services) 1999-2003; Director, Save-Daily.com (micro investing services) 1999-2003; Director, Offroad Capital Inc. (pre-public internet commerce company).
Candace L. Straight (56)	Trustee since 1993	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector) 1998 until December 2002.	37	Director, Providence Washington (property and casualty insurance company) since December 1998; Director, Summit Global Partners (insurance brokerage firm) since October 2000.
Peter P. Trapp (59)	Trustee since 2000	Regional Manager for Atlanta Region, Ford Motor Credit Company since August, 1997; formerly, President, Ford Life Insurance Company, April 1995 until August 1997.	37	None.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held Outside Fund Complex by Trustee
Trustees who are "Interested Persons"
Edward I. O'Brien* (75)	Trustee since 2000	Formerly, Member, Investment Policy Committee, Edward Jones, 1993-2001; President, Securities Industry Association ("SIA") (securities industry's representative in government relations and regulatory matters at the federal and state levels) from 1974-1992; Adviser to SIA, November 1992-November 1993.	37	Director, Legg Mason, Inc. (financial services holding company) since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters) 1993-1999.
Jack L. Rivkin* (63)	President and Trustee since December 2002	Executive Vice President of Neuberger Berman Inc. (holding company) since 2002; Executive Vice President and Chief Investment Officer, Neuberger Berman since December 2002 and 2003, respectively; Director and Chairman, NB Management since December 2002; formerly, Executive Vice President, Citigroup Investments Inc., from September 1995 to February 2002; Executive Vice President, Citigroup Inc. from September 1995 to February 2002.	37	Director, Dale Carnegie and Associates, Inc. (private company) since 1998; Director, Emagin Corp. (public company) since 1997; Director, Solbright inc. (private company) since 1998; Director, Infogate Corp. (private company) since 1997.
Peter E. Sundman* (44)	Chairman of the Board, Chief Executive Officer and Trustee since 2000	Executive Vice President, Neuberger Berman Inc. (holding company) since 1999; Head of Neuberger Berman Inc.'s Mutual Funds and Institutional Business since 1999; President and Director, NB Management since 1999; Executive Vice President, Neuberger Berman since 1999; formerly, Principal, Neuberger Berman from 1997 until 1999; Senior Vice President, NB Management from 1996 until 1999.	37	Director and Vice President, Neuberger & Berman Agency Inc. since 2000; formerly, Director, Neuberger Berman Inc. (holding company) from October 1999 through March 2003.
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(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*	Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust

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Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Claudia A. Brandon (47)	Secretary since 1985	Vice President-Mutual Fund Board Relations, NB Management since 2000; Vice President, Neuberger Berman since 2002 and employee since 1999; Vice President, NB Management from 1986 to 1999; Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (four since 2002 and three since 2003).

Robert Conti (47)	Vice President since 2000	Senior Vice President, Neuberger Berman since 2003; Vice President, Neuberger Berman from 1999 until 2003; Senior Vice President, NB Management since 2000; Controller, NB Management until 1996; Treasurer, NB Management from 1996 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since 2003).

Brian J. Gaffney (50)	Vice President since 2000	Managing Director, Neuberger Berman since 1999; Senior Vice President, NB Management since 2000; Vice President, NB Management from 1997 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since 2003).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Sheila R. James (38)	Assistant Secretary since 2002	Employee, Neuberger Berman since 1999; Employee, NB Management from 1991 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).

Kevin Lyons (48)	Assistant Secretary since 2003	Employee, Neuberger Berman since 1999; Employee, NB Management from 1993 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).

John M. McGovern (34)	Assistant Treasurer since 2002	Vice President, Neuberger Berman since 2004; Employee, NB Management since 1993; Assistant Treasurer, seven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).

Barbara Muinos (45)	Treasurer and Principal Financial and Accounting Officer since 2002; prior thereto Assistant Treasurer since 1996	Vice President, Neuberger Berman since 1999; Assistant Vice President, NB Management from 1993 to 1999; Treasurer and Principal Financial and Accounting Officer, ten registered investment companies for which NB Management acts and investment manager and administrator (seven since 2002 and three since 2003); Assistant Treasurer, three registered investment companies for which NB Management acts as investment manager and administrator from 1996 until 2002.

Frederic B. Soule (57)	Vice President since 2000	Senior Vice President, Neuberger Berman since 2003; Vice President, Neuberger Berman from 1999 until 2003; Vice President, NB Management from 1995 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since 2003).

Trani Jo Wyman (34)	Assistant Treasurer since 2002	Employee, NB Management since 1991; Assistant Treasurer, seven registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).
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(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

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         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

         Audit Committee.  The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent auditors; and (e) to act as a liaison between the Funds' independent auditors and the full Board. Its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met three times.

         Code of Ethics Committee.  The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O'Brien. All members are except for Mr. O'Brien, Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met two times. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

         Contract Review Committee. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, John P. Rosenthal, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

         Executive Committee.  The Executive Committee has all the powers of the Board of Trustees when the Board of Trustees are not in session. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. Rivkin, Mr. O'Brien and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

         Nominating Committee.  The Nominating Committee is responsible for nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf (Chairman), and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2003, the Committee met three times.

         Portfolio Transactions Committee. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Holdings Inc. ("Lehman Brothers") to the Funds, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Funds' trades and the consideration given to alternative trading systems. Its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee met two times.

         Pricing Committee. The Pricing Committee oversees the procedures for pricing the Funds' portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, John P. Rosenthal (Chairman), William E. Rulon, and Tom D. Seip. All members except for Mr. Rivkin and Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended October 31, 2003, the Committee did not hold any meetings.

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         The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Income Funds does not have any retirement plan for its trustees.

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TABLE OF COMPENSATION FOR FISCAL YEAR ENDED 10/31/03
Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Trustees
Independent Trustees
John Cannon Trustee	$14,915	$70,000
Faith Colish Trustee	$14,915	$70,000
Walter G. Ehlers Trustee	$14,915	$70,000
C. Anne Harvey Trustee	$14,915	$70,000
Barry Hirsch Trustee	$14,915	$70,000
Robert A. Kavesh Trustee	$14,915	$70,000
Howard A. Mileaf Trustee	$14,915	$70,000
John P. Rosenthal Trustee	$14,915	$70,000
William E. Rulon Trustee	$14,915	$70,000
Cornelius T. Ryan Trustee	$14,915	$70,000
Tom Decker Seip Trustee	$13,248	$62,500
Candace L. Straight Trustee	$14,915	$70,000
Peter P. Trapp Trustee	$13,248	$62,500

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Trustees
Trustees who are "Interested Persons"
Edward I. O'Brien Trustee	$14,915	$70,000
Jack L. Rivkin President and Trustee	$0	$0
Peter E. Sundman Chairman of the Board, Chief Executive Officer and Trustee	$0	$0

        On January 30, 2004, the Trustees and officers of the Trust, as a group, owned no outstanding shares of the Fund beneficially or of record.

Name of Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
John Cannon	None
Faith Colish	Over $100,000
Walter G. Ehlers	None
C. Anne Harvey	$50,001 - $100,000
Barry Hirsch	None
Robert A. Kavesh	$10,001 - $50,000
Howard A. Mileaf	Over $100,000
John P. Rosenthal	Over $100,000
William E. Rulon	$50,001 - $100,000
Cornelius T. Ryan	$50,001 - $100,000
Tom Decker Seip	$1 - $10,000
Candace L. Straight	Over $100,000
Peter P. Trapp	$10,001 - $50,000
Trustees who are "Interested Persons"
Edward I. O'Brien	Over $100,000
Jack L. Rivkin	$1 - $10,000
Peter E. Sundman	Over $100,000
*Valuation as of December 31, 2003.

Independent Trustees Ownership of Securities

        No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers, which controls the Neuberger Berman entities.

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

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        NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated November 3, 2003 (“Management Agreement”).

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        The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.

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        NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as trustees and/or officers of the Trust. See “Trustees and Officers.” The Fund pays NB Management a management fee based on the Fund’s average daily net assets, as described below.

        NB Management provides facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust dated November 3, 2003 (“Administration Agreement”). For such administrative services, the Institutional Class of the Fund pays NB Management a fee based on the Class’s average daily net assets, as described below.

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        Under the Administration Agreement for the Institutional Class of shares, NB Management also provides to the Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund’s shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

        From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees

        For investment management services, the Fund pays NB Management a fee at the annual rate of 0.60% of average daily net assets.

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        NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Institutional Class of the Fund pays NB Management at the annual rate of 0.15% of that Class’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust’s Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund’s consent NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provide such services.

	Management and Administration Fees Accrued for Fiscal Years Ended October 31

Institutional Class	2003	2002	2001

Strategic Income	$52,493*	N/A	N/A

* For the period from July 11, 2003 (commencement of operations) to October 31, 2003.

Waivers and Reimbursements

        NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a class-by-class basis. If any Fund is omitted from the descriptions of the class-by-class waivers or reimbursements below, that class of the Fund is not subject to any waivers or reimbursements.

Institutional Class

        NB Management has contractually undertaken to reimburse the Institutional Class of the Fund so that the total operating expenses of the Institutional Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.85% of average daily net assets. This undertaking lasts until October 31, 2014. The Institutional Class of the Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.85% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

        For the fiscal years ended October 31, 2003, 2002, and 2001, NB Management reimbursed the Funds the following amounts of expenses:

Institutional Class	2003	2002	2001

Strategic Income	$204,845*	N/A	N/A

* For the period from July 11, 2003 (commencement of operations) to October 31, 2003.

        The Management Agreement continues until October 31, 2005. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not “interested persons” of NB Management or the Trust (“Independent Fund Trustees”), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who not “interested persons” of NB Management or the Trust (“Independent Fund Trustees”), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

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        The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by NB Management or by the Trust. The Agreement terminates automatically if it is assigned.

Sub-Adviser

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        NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated November 3, 2003 (“Sub-Advisory Agreement”).

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        The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

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        The Sub-Advisory Agreement continues until October 31, 2005 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days’ prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

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        Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Board Consideration of the Management and Sub-Advisory Agreements

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        Neuberger Berman Inc., the parent company of NB Management and Neuberger Berman, entered into an agreement with Lehman Brothers on July 21, 2003, whereby Lehman Brothers agreed to acquire Neuberger Berman Inc. and, as a result, indirectly assume control of NB Management and Neuberger Berman (the “Transaction”), subject to certain conditions. Upon completion of the Transaction, the Funds’ then-existing management and sub-advisory agreements with NB Management and Neuberger Berman, respectively, automatically terminated. Prior to the Transaction, the Board met to consider the Management and Sub-Advisory Agreements, which are identical to the previous management and sub-advisory agreements, except for the dates of execution and termination.

        In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Neuberger Berman Inc., NB Management, Neuberger Berman and Lehman Brothers and met with senior representatives of Neuberger Berman Inc., NB Management, Neuberger Berman and Lehman Brothers regarding their personnel, operations and financial condition. The Fund Trustees also reviewed the terms of the Transaction and its possible effects on the Funds and their shareholders. The Independent Fund Trustees were advised by independent legal counsel throughout this process.

        The Board considered the following factors to be of primary importance to its approval of the Management and Sub-Advisory Agreements: (1) that the terms of the Management and Sub-Advisory Agreements are identical in all material respects to those of the existing agreements; (2) assurances by a representative of Lehman Brothers that NB Management and Neuberger Berman will maintain substantial operational autonomy and continuity of management following the Transaction; (3) the favorable history, reputation, qualification, and background of Neuberger Berman Inc., NB Management, Neuberger Berman, and Lehman Brothers, as well as the qualifications of their personnel and their respective financial conditions; (4) the overall commitment of Lehman Brothers to retaining personnel currently employed by NB Management and Neuberger Berman who currently provide services to the Funds; (5) the fee and expense ratios of the Funds relative to comparable mutual funds; (6) that the fee and expense ratios of the Funds appear to the Board to be reasonable given the quality of services expected to be provided and the fees are identical to those paid by the Funds in the past; (7) the commitment of NB Management to maintain the Funds’ current voluntary and contractual expense limitation agreements to ensure Fund shareholders do not face an increase in expenses upon consummation of the Transaction; (8) the performance of the Funds relative to comparable mutual funds and unmanaged indices; (9) the commitment of Neuberger Berman Inc. and its affiliates to pay the expenses of the Funds in connection with the Transaction including all expenses in connection with the solicitation of proxies so that shareholders of the Funds would not have to bear such expenses; (10) the possible benefits that may be realized by the Funds as a result of NB Management’s and Neuberger Berman’s combination with Lehman Brothers, including the resources of Lehman Brothers that would be available to each Fund; and (11) that the Transaction is expected to help ensure continuity of management of the Funds and may reduce the potential for future vulnerability to changes in control of NB Management and Neuberger Berman that could be adverse to the Funds’ interests.

        In addition, the Board had previously considered the terms of the previous management and sub-advisory agreements, which have terms substantially identical to the Management and Sub-Advisory Agreements, as part of its annual review of those agreements. The Board evaluated whether the agreements were in the best interests of each Fund and its shareholders. The Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the agreements and the overall fairness of the agreements to the Funds. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board’s consideration of these and other issues. The Board also retained an independent consultant to provide additional data and met with the consultant to discuss the proper interpretation of that data.

        With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered NB Management or Neuberger Berman’s use of brokers or dealers in fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Funds and by other clients of NB Management and Neuberger Berman from such services. The Board also considered NB Management and Neuberger Berman’s positive compliance history, as the firms have been free of significant compliance problems.

        With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the agreements and the profitability of NB Management and its affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered that certain Funds’ fee structures provide for a reduction of payments resulting from economies of scale. The Board also considered the contractual limits on Fund expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to NB Management’s profit or loss on each Fund for a recent period, and carefully examined NB Management’s cost allocation methodology.

        These matters were also considered by the Independent Fund Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

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Investment Companies Managed

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        As of December 31, 2003, the investment companies managed by NB Management had aggregate net assets of approximately $22.4 billion. NB Management currently serves as investment manager of the following investment companies:

Name	Approximate Net Assets at December 31, 2003
Neuberger Berman Cash Reserves	$608,854,160
Neuberger Berman Government Money Fund	$1,053,073,674
Neuberger Berman High Income Bond Fund	$578,938,539
Neuberger Berman Institutional Cash Fund	$2,627,789,965
Neuberger Berman Limited Maturity Bond Fund	$225,036,200
Neuberger Berman Municipal Money Fund	$401,275,933
Neuberger Berman Municipal Securities Trust	$39,611,733
Neuberger Berman Strategic Income Fund	$26,011,638
Neuberger Berman Century Fund	$17,636,602
Neuberger Berman Fasciano Fund	$333,570,755
Neuberger Berman Focus Fund	$1,827,129,433
Neuberger Berman Genesis Fund	$5,987,510,540
Neuberger Berman Guardian Fund	$1,710,505,138
Neuberger Berman International Fund	$106,215,900
Neuberger Berman Manhattan Fund	$350,477,573
Neuberger Berman Millennium Fund	$61,787,529

Name	Approximate Net Assets at December 31, 2003
Neuberger Berman Partners Fund	$1,666,769,834
Neuberger Berman Real Estate Fund	$38,417,388
Neuberger Berman Regency Fund	$36,338,205
Neuberger Berman Socially Responsive Fund	$170,575,503
Neuberger Berman Advisers Management Trust	$1,987,244,413
Neuberger Berman Intermediate Municipal Fund Inc.	$487,641,189
Neuberger Berman California Intermediate Municipal Fund Inc.	$158,913,610
Neuberger Berman New York Intermediate Municipal Fund Inc.	$130,607,763
Neuberger Berman Real Estate Income Fund Inc.	$133,653,079
Neuberger Berman Realty Income Fund Inc.	$724,168,491
Neuberger Berman Real Estate Securities Income Fund, Inc.	$491,164,745
Neuberger Berman Income Opportunity Fund Inc.	$403,584,489

        The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, “Other NB Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

        There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund’s having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

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        The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

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Code of Ethics

        The Trust, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

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Management and Control of NB Management and Neuberger Berman

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        Neuberger Berman and NB Management are wholly owned by Lehman Brothers, a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed “control persons,” all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Heidi L. Steiger, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

        Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers’ address is 745 Seventh Avenue, New York, New York 10019.

        According to a Schedule 13G jointly filed on February 12, 2003 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the “Mutuelles AXA”), AXA (“AXA”), and AXA Financial, Inc., a subsidiary of AXA (“AFI”): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 14,663,847 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 7,928,133 of such shares, shared voting power with respect to 1,232,544 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,880,365 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York NY 10104.

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DISTRIBUTION ARRANGEMENTS

        The Fund offers one class of shares, known as Institutional Class.

Distributor

        NB Management serves as the distributor (“Distributor”) in connection with the offering of the Fund’s shares. Institutional Class shares are offered on a no-load basis.

        In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund’s “principal underwriter” within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund’s Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

        For the Fund’s Institutional Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund’s shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund’s shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

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        The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class (“Distribution Agreements”). The Distribution Agreements continue until October 31, 2005. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

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ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

        The Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for the Institutional Class of the Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

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        Neuberger Berman Strategic Income Fund values its fixed income securities, on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of the Trust believe accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. Neuberger Berman Strategic Income Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

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        The Fund values its equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

        If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other securities and assets, including restricted securities, by a method that the Trustees of the Trust believe accurately reflects fair value.

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        If NB Management believes that the price of a security obtained under the Fund’s valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

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ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

        The right to redeem the Fund’s shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund’s shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open (“Business Day”) after termination of the suspension.

        As noted in the Prospectus, the Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Fund will generally price its shares as of the earlier closing time.

Redemptions in Kind

        The Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determined that it was in the best interests of Fund shareholders as a whole.

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Market Timing

        As noted in the Funds’ prospectuses, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Under certain circumstances, the Funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

        Although the Funds diligently monitor for excessive short-term trading activity, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by Institutions is severely limited in those instances in which the Institution maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

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DIVIDENDS AND OTHER DISTRIBUTIONS

        The Fund distributes to its Institutional Class shareholders substantially all of its net investment income (after deducting expenses attributable to the Class), and any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. The Fund’s net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in the Fund’s NAV until distributed. The Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

        Income dividends are declared and paid quarterly. These dividends may include a portion of realized gains or losses on foreign currency, which are classified for tax purposes as ordinary income or loss. Distributions of net realized capital gains, if any, normally are paid once annually, in December, together with any foreign currency gain or loss not previously distributed.

        The Fund’s dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash (“cash election”). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder’s original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

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        A shareholder’s cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder’s cash election. Thereafter, the shareholder’s dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

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        Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of The Fund

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        To continue to qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

        By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

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        The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

         Interest and dividends the Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

        The use by the Fund of hedging strategies, such as writing (selling) and purchasing options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

        The Fund’s exchange-traded futures contracts, “nonequity” options (i.e., certain listed options such as those on a “broad-based” securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively “Section 1256 contracts”) are required to be “marked-to-market” (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts are also marked-to-market for purposes of the Excise Tax. The Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

        Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

        When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

        If the Fund has an “appreciated financial position”  — generally, an interest (including an interest through an option, futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis  — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or Forward Contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

        The Fund may invest in bonds that are purchased with market discount (that is, at a price less than the bond’s principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) (“market discount bonds”). If a bond’s market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a market discount bond purchased by the Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity, unless the Fund elects to accrue market discount on a constant interest basis. In lieu of treating the disposition gain as described above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

        The Fund may acquire zero coupon or other securities issued with OID. The Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, the Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of the Fund’s securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

        Income that the Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) (“RE Partnership”) will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership’s income that would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership. The Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees’ thereof but nevertheless indicate the Service’s view of federal tax matters) holding that a RIC that invests in a partnership should be treated as owning a proportionate share of the partnership’s assets for purposes of the Diversification Requirement.

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        The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under U.S. Treasury regulations that are authorized by the Code but have not yet been issued, some of a REIT’s income attributable to such an interest (an “excess inclusion”) may be allocated to the REIT’s shareholders in proportion to the dividends they receive; those regulations are expected to treat a RIC’s excess inclusion income similarly. Excess inclusion income so allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) would constitute unrelated business taxable income to them. In addition, if a “disqualified organization” (which term includes a governmental unit and a tax-exempt entity) is a record holder of a RIC’s shares at any time during a taxable year, the RIC will be subject to tax equal to the portion of its excess inclusion income for the year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests.

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Taxation of The Fund’s Shareholders

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        If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

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PORTFOLIO TRANSACTIONS

        Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

        In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Fund or NB Management. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

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        In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman’s normal internal research activities, Neuberger Berman’s expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client’s whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation.

        The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds’ benefit.

        For the period from July 11, 2003 (commencement of operations) to October 31, 2003, Neuberger Berman Strategic Income Fund acquired securities of the following of its “regular brokers or dealers”: Banc One Capital Markets, Inc.; Citigroup Global Markets, Inc.; Goldman, Sachs & Co.; HSBC Securities, Inc.; J.P. Morgan Chase & Co.; and State Street Bank & Trust Company. At October 31, 2003, that Fund held the securities of its “regular brokers or dealers” with an aggregate value as follows: Banc One Capital Markets, Inc., $89,896; Citigroup Global Markets, Inc., $51,280; Goldman, Sachs & Co., $139,507; J.P. Morgan Chase & Co., $125,792; and State Street Bank & Trust Company, $1,340,000.

        No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

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        The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

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        Neuberger Berman and Lehman Brothers act as principal brokers for the Neuberger Berman Strategic Income Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

        For the period from July 11, 2003 (commencement of operations) to October 31, 2003, Neuberger Berman Strategic Income Fund paid brokerage commissions of $13,730, of which $7,695 was paid to Neuberger Berman and $0 was paid to Lehman Brothers. For the period from July 11, 2003 (commencement of operations) to October 31, 2003, transactions in which that Fund used Neuberger Berman as broker comprised 65.44% of the aggregate dollar amount of transactions involving the payment of commissions, and 56.05% of the aggregate brokerage commissions paid by the Fund. For the period from July 11, 2003 (commencement of operations) to October 31, 2003, transactions in which that Fund used Lehman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by the Fund. 54.52% of the $6,035 paid to other brokers and Lehman by that Fund during that fiscal year (representing commissions on transactions involving approximately $3,290) was directed to those brokers because of research services they provided.

        In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund’s knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

        The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

        Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Fund’s policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management’s judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

        A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

        To ensure that accounts of all investment clients, including the Strategic Income Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

        Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

        The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

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        In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman’s normal internal research activities, Neuberger Berman’s expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client’s whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

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        A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Fund and Other NB Funds (collectively, “NB Funds”) and some of Neuberger Berman’s managed accounts (“Managed Accounts”) evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

        The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund’s benefit.

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        The Fund is managed by a team of professionals. Wayne Plewniak is the Senior Portfolio Manager and Daniella Lipper Coules and Robert S. Franklin are Portfolio Managers in the Neuberger Berman High Yield Fixed Income Group that manages a portion of the fixed income portion of the Fund. John Lovito manages the foreign bond portion of the Fund, Ted Giuliano manages the investment grade debt. Steven Brown manages the portion of the portfolio invested in REIT securities. Richard Levine will manage a portion of the portfolio invested in other dividend paying equity securities, and the Asset Allocation Committee is headed by Jack Rivkin. Each of these managers is a Vice President of NB Management (except Richard Levine) and a Managing Director of Neuberger Berman, and are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investments of Neuberger Berman Strategic Income Fund. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

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Portfolio Turnover

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        The Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting

        The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

        Neuberger Berman has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

        Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. (“ISS”) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

        Neuberger Berman’s guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

        In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

        If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

        Beginning September 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

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REPORTS TO SHAREHOLDERS

        Shareholders of the Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. The Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

        The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate operating series. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

        Prior to November 9, 1998, the name of the Trust was “Neuberger & Berman Income Funds.”

        Description of Shares. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

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        Shareholder Meetings. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund or Class entitled to vote at the meeting.

        Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

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         Other. Because Institutional Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

CUSTODIAN AND TRANSFER AGENT

        The Fund has selected State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of the Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Institutional Class correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INDEPENDENT AUDITORS

        The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

LEGAL COUNSEL

        The Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

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        As of January 30, 2004, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Strategic Income
Institutional Class	Neuberger Berman LLC
	157-12012-17
	55 Water St. 27th Fl.
	New York, NY 10041-0004	35.0%

	Neuberger Berman LLC
	094-00184-19
	55 Water St. 27th Fl.
	New York, NY 10041-0004	11.0%

	Neuberger Berman LLC
	093-00189-19
	55 Water St. 27th Fl.
	New York, NY 10041-0004	5.0%
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REGISTRATION STATEMENT

        This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

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        Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

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FINANCIAL STATEMENTS

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        The following financial statements and related documents are incorporated herein by reference from the Funds’ Annual Report to shareholders for the fiscal year ended October 31, 2003:

The audited financial statements of the Funds and notes thereto for the fiscal year ended October 31, 2003, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of the Funds.
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Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

        S&P corporate bond ratings:

        AAA — Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

        A — Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB — Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        CI — The rating CI is reserved for income bonds on which no interest is being paid.

        D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        Plus (+) or Minus (-) — The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

        Moody’s corporate bond ratings:

        Aaa — Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

        Aa — Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as “high grade bonds.” They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

        A — Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa — Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba — Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B — Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa — Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca — Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C — Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Modifiers — Moody’s may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

         S&P commercial paper ratings:

        A-1 — This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

        Moody’s commercial paper ratings:

        Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries.
  High rates of return on funds employed.
  Conservative capitalization structures with moderate reliance on debt and ample asset protection.
  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

NEUBERGER BERMAN INCOME FUNDSP
POST-EFFECTIVE AMENDMENT NO. 42 ON FORM N-1A

PART C

OTHER INFORMATION

Item 23.           Exhibits

Exhibit Number	Description

(a)	(1)	Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

	(2)	Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement, File Nos. 2-85229 and 811-3802 (Filed December 29, 1998).

	(3)	Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

	(4)	Schedule A - Current Series of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed June 2, 2003).

(b)	By-Laws of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

(c)	(1)	Trust Instrument of Neuberger Berman Income Funds, Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

	(2)	By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

(d)	(1)	(i)	Management Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Management Agreement. Filed Herewith.

		(iii)	Schedule B - Schedule of Compensation Under the Management Agreement. Filed Herewith.

	(2)	(i)	Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Neuberger Berman Income Funds. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Sub-Advisory Agreement. Filed Herewith.

(e)	(1)	(i)	Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Investor Class Distribution Agreement. Filed Herewith.

	(2)	(i)	Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Trust Class Distribution Agreement. Filed Herewith.

	(3)	(i)	Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Institutional Class Distribution Agreement. Filed Herewith.

(f)	Bonus, Profit Sharing Contracts. None.

(g)	(1)	Custodian Contract Between Neuberger Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

	(2)	Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)	(1)	(i)	Transfer Agency and Service Agreement Between Neuberger Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

		(ii)	First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

		(iii)	Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

	(2)	(i)	Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Investor Class Administration Agreement. Filed Herewith.

		(iii)	Schedule B - Schedule of Compensation Under the Investor Class Administration Agreement. Filed Herewith.

	(3)	(i)	Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the trust Class Administration Agreement. Filed Herewith.

		(iii)	Schedule B - Schedule of Compensation Under the Administration Agreement. Filed Herewith.

	(4)	(i)	Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Filed Herewith.

		(ii)	Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Administration Agreement. Filed Herewith.

		(iii)	Schedule B - Schedule of Compensation Under the Administration Agreement. Filed Herewith.

(i)	Opinion and Consent of Kirkpatrick & Lockhart with Respect to Securities Matters of the Registrant. Filed Herewith.

(j)	Consent of Independent Auditors. Filed Herewith.

(k)	Financial Statements Omitted from Prospectus. None.

(l)	Letter of Investment Intent. None.

(m)	Plan Pursuant to Rule 12b-1. None.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed June 2, 2003).

(o)	Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed June 2, 2003).

(p)	Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 106 to Neuberger Berman Equity Funds Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 18, 2003).

Item 24.          Persons Controlled By or Under Common Control With Registrant.

        No person is controlled by or under common control with the Registrant.

Item 25.          Indemnification.

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreement between Neuberger and Berman Management Inc. (“NB Management”) and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

        Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. (“Neuberger Berman”) with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any series or its interest holders in connection with the matters to which the Agreement relates.

        Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from: (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

        Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser and Sub-adviser.

        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS

Claudia Brandon
Vice President, Neuberger Berman since 2002; Employee, Neuberger Berman since 1999; Vice President/Mutual Fund Board Relations, NB Management since May 2000; Vice President, NB Management from 1986-1999.	Secretary, Neuberger Berman Advisers Management Trust; Secretary, Neuberger Berman Equity Funds; Secretary, Neuberger Berman Income Secretary, Neuberger Berman Real Estate Income Fund Inc.; Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman Realty Income Fund Inc.; Secretary, Neuberger Berman Income Opportunity Fund Inc.; Secretary, Neuberger Real Estate Securities Income Fund Inc.; Secretary, Neuberger Berman Dividend Advantage Fund Inc.
Thomas J. Brophy Managing Director, Neuberger Berman; Vice President, NB Management since March 2000.	None.
Steven R. Brown Managing Director, Neuberger Berman; Vice President, NB Management since 2002.	Portfolio Manager, Neuberger Berman Real Estate Income Fund, Inc.; Portfolio Manager, Neuberger Berman Realty Income Fund Inc.; Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.; Portfolio Manager, Neuberger Berman Real Estate Securities Income Fund Inc.; Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Lori Canell Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Valerie Chang Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Brooke A. Cobb Managing Director, Neuberger Berman; Vice President, NB Management.	None.

NAME	BUSINESS AND OTHER CONNECTIONS

Robert Conti Vice President, Neuberger Berman; Senior Vice President, NB Management since November 2000; Treasurer, NB Management until May 2000.	Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.
Robert W. D'Alelio Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Ingrid Dyott Vice President, Neuberger Berman; Vice President, NB Management.	None.
Michael F. Fasciano Managing Director, Neuberger Berman since March 2001; Vice President, NB Management since March 2001.	President, Fasciano Company Inc. until March 2001; Portfolio Manager, Fasciano Fund Inc. until March 2001.
Robert S. Franklin Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Brian P. Gaffney Managing Director, Neuberger Berman since 1999, Senior Vice President, NB Management since November 2000; Vice President, NB Management from April 1997 through November 1999.	Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.
Robert I. Gendelman Managing Director, Neuberger Berman; Vice President, NB Management.	None.

NAME	BUSINESS AND OTHER CONNECTIONS

Thomas E. Gengler, Jr.
Senior Vice President, Neuberger Berman since February 2001, prior thereto, Vice President, Neuberger Berman since 1999; Senior Vice President, NB Management since March 2001 prior thereto, Vice President, NB Management.	None.
Theodore P. Giuliano Vice President (and Director until February 2001), NB Management; Managing Director, Neuberger Berman.	None.
Kevin Handwerker Senior Vice President, General Counsel and Secretary, Neuberger Berman.	Senior Vice President, General Counsel and Secretary, Neuberger Berman Inc.
Joseph K. Herlihy Senior Vice President, Treasurer, Neuberger Berman; Treasurer, NB Management.	Treasurer, Neuberger Berman Inc.
Barbara R. Katersky Senior Vice President, Neuberger Berman; Senior Vice President, NB Management.	None.
Robert B. Ladd Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Kelly M. Landron Vice President, NB Management Inc. since March 2000.	None.
Jeffrey B. Lane Chief Executive Officer and President, Neuberger Berman; Director, NB Management since February 2001.	Director, Chief Executive Officer and President, Neuberger Berman Inc.; Director, Neuberger Berman Trust Company from June 1999 until November 2000.
Michael F. Malouf Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Robert Matza
Executive Vice President and Chief Operating Officer, Neuberger Berman since January 2001, prior thereto, Executive Vice President and Chief Administrative Officer, Neuberger Berman; Director, NB Management since April 2000.	Executive Vice President, Chief Operating Officer and Director, Neuberger Berman Inc. since January 2001, prior thereto, Executive Vice President, Chief Administrative Officer and Director, Neuberger Berman Inc.

NAME	BUSINESS AND OTHER CONNECTIONS

Ellen Metzger Vice President, Neuberger Berman; Secretary, NB Management.	Assistant Secretary, Neuberger Berman Inc. since 2000.
Arthur Moretti Managing Director, Eagle Capital from January 1999 until June 2001.	Managing Director, Neuberger Berman since June 2001; Vice President, NB Management since June 2001.
S. Basu Mullick Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Janet W. Prindle Managing Director, Neuberger Berman; Vice President, NB Management.	Director, Neuberger Berman National Trust Company since January 2001; Director Neuberger Berman Trust Company of Delaware since April 2001.
Kevin L. Risen Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Jack L. Rivkin Executive Vice President, Neuberger Berman.	Executive Vice President, Neuberger Berman Inc.; President and Director, Neuberger Berman Real Estate Income Fund Inc; President and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President and Trustee, Neuberger Berman Advisers Management Trust; President and Trustee, Neuberger Berman Equity Funds; President and Trustee, Neuberger Berman Income Funds; President and Director, Neuberger Berman Realty Income Fund Inc.; President and Director, Neuberger Berman Income Opportunity Fund Inc.; President and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President and Director, Neuberger Berman Dividend Advantage Fund Inc.
Benjamin E. Segal Managing Director, Neuberger Berman since November 2000, prior thereto, Vice President, Neuberger Berman; Vice President, NB Management.	None.
Jennifer Silver Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Kent C. Simons Managing Director, Neuberger Berman; Vice President, NB Management.	None.

NAME	BUSINESS AND OTHER CONNECTIONS

Matthew S. Stadler
Senior Vice President and Chief Financial Officer, Neuberger Berman since August 2000, prior thereto, Controller, Neuberger Berman from November 1999 to August 2000; Senior Vice President and Chief Financial Officer, NB Management since August 2000.	Senior Vice President and Chief Financial Officer, Neuberger Berman Inc. since August 2000; Senior Vice President and Chief Financial Officer, National Discount Brokers Group from May 1999 until October 1999.
Heidi S. Steiger Executive Vice President, Neuberger Berman; Director, NB Management since February 2001.	Executive Vice President and Director, Neuberger Berman Inc.; Chair and Director, Neuberger Berman National Trust Company since January 2001; Director, Neuberger Berman Trust Company of Delaware since February 2000 (and Chair until January 2001); Director, Neuberger Berman Trust Company until September 2001 (and Chair from September 1999 until January 2001).
Peter E. Sundman President and Director, NB Management; Executive Vice President, Neuberger Berman.	Executive Vice President and Director, Neuberger Berman Inc.; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Realty Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.
Judith M. Vale Managing Director, Neuberger Berman; Vice President, NB Management.	None.
Catherine Waterworth Vice President, Neuberger Berman; Vice President, NB Management.	None.
Allan R. White, III Managing Director, Neuberger Berman; Vice President, NB Management.	None.

        The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.        Principal Underwriters.

        (a)        NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                    Neuberger Berman Advisers Management Trust
                     Neuberger Berman Equity Funds

           (b)        Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.

	POSITIONS AND OFFICES	POSITIONS AND OFFICES
NAME	WITH UNDERWRITER	WITH REGISTRANT

Claudia Brandon	Vice President/Mutual Fund Board Relations	Secretary
Thomas J. Brophy	Vice President	None
Steven R. Brown	Vice President	None
Lori Canell	Vice President	None
Valerie Chang	Vice President	None
Brooke A. Cobb	Vice President	None
Robert Conti	Senior Vice President	Vice President
Robert B. Corman	Vice President	None
Robert W. D'Alelio	Vice President	None
Stanley G. Deutsch	Vice President	None
Ingrid Dyott	Vice President	None
Michael F. Fasciano	Vice President	None
Robert S. Franklin	Vice President	None
Brian P. Gaffney	Senior Vice President	Vice President
Robert I. Gendelman	Vice President	None
Thomas E. Gengler, Jr.	Senior Vice President	None
Theodore P. Giuliano	Vice President	None
Joseph K. Herlihy	Treasurer	None
Michael M. Kassen	Chairman and Director	President
Barbara R. Katersky	Senior Vice President	None
Robert B. Ladd	Vice President	None
Kelly M. Landron	Vice President	None
Jeffrey B. Lane	Director	None
Josephine Mahoney	Vice President	None
Michael F. Malouf	Vice President	None
Robert Matza	Director	None
Ellen Metzger	Secretary	None
Arthur Moretti	Vice President	None
S. Basu Mullick	Vice President	None
Janet W. Prindle	Vice President	None
Kevin L. Risen	Vice President	None
Heidi L. Schneider	Director	None
Benjamin E. Segal	Vice President	None
Jennifer K. Silver	Vice President	None
Kent C. Simons	Vice President	None
Matthew S. Stadler	Senior Vice President and Chief Financial Officer	None
Heidi S. Steiger	Director	None
Peter E. Sundman	President and Director	Trustee and Chairman of the Board
Judith M. Vale	Vice President	None
Catherine Waterworth	Vice President	None
Allan R. White, III	Vice President	None

        (c)        No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.          Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.          Management Services.

        Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.          Undertakings.

      None.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN INCOME FUNDS certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 42 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 26th day of February, 2004.

NEUBERGER BERMAN INCOME FUNDS

By:   /s/ Jack L.Rivkin*
Jack L. Rivkin
President

        Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 42 has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Peter E. Sundman* Peter E. Sundman	Chairman of the Board and Trustee (Chief Executive Officer)	February 26, 2004

/s/ Jack L. Rivkin* Jack L. Rivkin	President and Trustee	February 26, 2004

/s/ Barbara Muinos Barbara Muinos	Treasurer (Principal Financial and Accounting Officer)	February 26, 2004

(signatures continued on next page)

Signature	Title	Date

/s/ John Cannon* John Cannon	Trustee	February 26, 2004

/s/ Faith Colish* Faith Colish	Trustee	February 26, 2004

/s/ Walter G. Ehlers* Walter G. Ehlers	Trustee	February 26, 2004

/s/ C. Anne Harvey* C. Anne Harvey	Trustee	February 26, 2004

/s/ Barry Hirsch* Barry Hirsch	Trustee	February 26, 2004

/s/ Robert A. Kavesh* Robert A. Kavesh	Trustee	February 26, 2004

/s/ Howard A. Mileaf* Howard A. Mileaf	Trustee	February 26, 2004

/s/ Edward I. O'Brien* Edward I. O'Brien	Trustee	February 26, 2004

Signature	Title	Date

/s/ John P. Rosenthal* John P. Rosenthal	Trustee	February 26, 2004

/s/ William E. Rulon* William E. Rulon	Trustee	February 26, 2004

/s/ Cornelius T. Ryan* Cornelius T. Ryan	Trustee	February 26, 2004

/s/ Tom Decker Seip* Tom Decker Seip	Trustee	February 26, 2004

/s/ Candace L. Straight* Candace L. Straight	Trustee	February 26, 2004

/s/ Peter P. Trapp* Peter P. Trapp	Trustee	February 26, 2004

*signed pursuant to Power of Attorney by Arthur C. Delibert on February 26, 2004.